SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 14.6%
Consumer, Cyclical — 0.8%
Daimler Truck Finance North America LLC, 5.375%, 6/25/34 ±	$400,000	$394,952
Magna International, Inc., 5.500%, 3/21/33	400,000	403,550
Mercedes-Benz Finance North America LLC, 5.000%, 1/11/34 ±	3,000,000	2,930,306
		3,728,808
Consumer, Non-cyclical — 2.0%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,465,671
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,118,492
Novartis Capital Corp., 4.000%, 9/18/31	5,000,000	4,848,713
		9,432,876
Financial — 8.0%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 4.937%, 3/18/26 ‡±	13,803,000	13,837,200
Commonwealth Bank of Australia, SOFR + 0.400%, 4.752%, 7/07/25 ‡±	1,950,000	1,951,093
Cooperatieve Rabobank UA, SOFR + 0.700%, 5.057%, 7/18/25 ‡	1,109,000	1,110,785
Cooperatieve Rabobank UA, SOFR + 0.710%, 5.068%, 3/05/27 ‡	9,500,000	9,539,877
Credit Agricole SA, SOFR + 0.870%, 5.229%, 3/11/27 ‡±	572,000	574,601
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	410,559
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	669,268
Svenska Handelsbanken AB, SOFR + 0.910%, 5.268%, 6/10/25 ‡±	2,000,000	2,003,038
Toronto-Dominion Bank (The), SOFR + 1.080%, 5.437%, 7/17/26 ‡	1,150,000	1,158,649
Westpac Banking Corp., SOFR + 0.420%, 4.780%, 4/16/26 ‡	2,300,000	2,303,443
Westpac Banking Corp., SOFR + 0.720%, 5.090%, 11/17/25 ‡	5,000,000	5,013,418
		38,571,931
Government — 3.8%
African Development Bank, 3.375%, 7/07/25	5,974,000	5,956,462
European Investment Bank, SOFR + 0.320%, 4.679%, 8/14/29 ‡	5,000,000	5,006,014
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,000,503
	FACE AMOUNT	VALUE†
Svensk Exportkredit AB, SOFR + 1.000%, 5.361%, 5/05/27 ‡	$2,500,000	$2,535,815
Svensk Exportkredit AB, SOFR + 1.000%, 5.361%, 8/03/26 ‡	1,600,000	1,614,556
		18,113,350
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $69,723,205)		69,846,965
CORPORATE BONDS AND NOTES — 43.2%
Basic Materials — 0.6%
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	1,982,204
Nucor Corp., 3.125%, 4/01/32	1,000,000	894,863
		2,877,067
Communications — 6.4%
Amazon.com, Inc., 3.000%, 4/13/25	849,000	848,556
Amazon.com, Inc., 3.600%, 4/13/32	9,719,000	9,142,145
Amazon.com, Inc., 4.700%, 12/01/32	4,000,000	4,027,102
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,319,736
Meta Platforms, Inc., 3.850%, 8/15/32	5,000,000	4,720,392
Meta Platforms, Inc., 4.550%, 8/15/31	400,000	400,623
Meta Platforms, Inc., 4.950%, 5/15/33	8,000,000	8,075,918
		30,534,472
Consumer, Cyclical — 1.6%
American Honda Finance Corp., SOFR + 0.600%, 4.958%, 8/14/25 ‡	340,000	340,309
American Honda Finance Corp., SOFR + 0.710%, 5.062%, 1/09/26 ‡	1,000,000	1,002,101
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,182,257
Whirlpool Corp., 5.750%, 3/01/34	2,000,000	1,957,339
		7,482,006
Consumer, Non-cyclical — 7.1%
Cargill, Inc., 4.000%, 6/22/32 ±	2,000,000	1,876,636
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,009,962
Elevance Health, Inc., 4.100%, 5/15/32	151,000	142,903
Nestle Capital Corp., 4.875%, 3/12/34 ±	9,000,000	8,991,246
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,022,020
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	3,974,914
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,498,778
Roche Holdings, Inc., SOFR + 0.740%, 5.098%, 11/13/26 ‡±	900,000	906,576
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,291,871
		33,714,906

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Energy — 1.1%
BP Capital Markets America, Inc., 4.812%, 2/13/33	$1,000,000	$982,079
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,459,048
Phillips 66 Co., 5.300%, 6/30/33	2,000,000	1,996,923
		5,438,050
Financial — 17.8%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	405,113
American Express Co., SOFR + 0.650%, 5.011%, 11/04/26 ‡	1,500,000	1,503,781
Ameriprise Financial, Inc., 5.150%, 5/15/33	1,000,000	1,006,962
Assured Guaranty U.S. Holdings, Inc., 3.150%, 6/15/31	1,900,000	1,728,007
Athene Holding Ltd., 5.875%, 1/15/34	2,000,000	2,028,631
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	346,963
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	400,000	361,272
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	4,034,471
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,014,282
Blackrock, Inc., 2.100%, 2/25/32	3,107,000	2,635,014
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,472,713
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	877,315
Charles Schwab Corp. (The), SOFR + 0.520%, 4.878%, 5/13/26 ‡	2,500,000	2,502,361
Citibank NA, SOFR + 1.060%, 5.420%, 12/04/26 ‡	2,000,000	2,017,672
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	2,973,672
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,035,481
JPMorgan Chase Bank NA, SOFR + 1.000%, 5.358%, 12/08/26 ‡	13,000,000	13,152,796
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,874,754
Mastercard, Inc., 2.000%, 11/18/31	771,000	657,333
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,459,511
Mastercard, Inc., 4.850%, 3/09/33	5,000,000	5,032,018
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,370,367
Mid-America Apartments LP, 5.300%, 2/15/32	1,000,000	1,015,110
Morgan Stanley Bank NA, 5.479%, 7/16/25	4,620,000	4,627,775
	FACE AMOUNT	VALUE†
Morgan Stanley Bank NA, SOFR + 1.165%, 5.524%, 10/30/26 ‡	$4,000,000	$4,037,627
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	599,164
National Securities Clearing Corp., 5.150%, 5/30/25 ±	3,910,000	3,913,195
Realty Income Corp., 2.850%, 12/15/32	2,900,000	2,492,833
Realty Income Corp., 5.125%, 2/15/34	1,000,000	990,183
Simon Property Group LP, 5.500%, 3/08/33	1,000,000	1,021,737
State Street Corp., SOFR + 0.640%, 5.001%, 10/22/27 ‡	520,000	521,224
State Street Corp., SOFR + 0.845%, 5.206%, 8/03/26 ‡	3,500,000	3,519,444
		85,228,781
Industrial — 1.0%
Amphenol Corp., 5.250%, 4/05/34	600,000	609,690
Avnet, Inc., 5.500%, 6/01/32	3,000,000	2,975,312
Stanley Black & Decker, Inc., 3.000%, 5/15/32	1,400,000	1,214,431
		4,799,433
Technology — 3.5%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,821,336
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	2,945,890
Intel Corp., 5.150%, 2/21/34	2,000,000	1,960,564
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,207,973
		16,935,763
Utilities — 4.1%
Eversource Energy, 5.500%, 1/01/34	2,000,000	2,006,474
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,619,886
Interstate Power & Light Co., 5.700%, 10/15/33	3,000,000	3,079,745
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, 5.158%, 2/05/27 ‡	3,000,000	3,026,488
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	2,998,004
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,014,642
Sempra, 5.500%, 8/01/33	2,000,000	2,011,971
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	2,957,363
		19,714,573
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $205,224,718)		206,725,051

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 40.0%
U.S. Treasury Securities — 40.0%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 4.375%, 7/31/25 ‡	$36,000,000	$36,007,246
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.150%, 4.400%, 4/30/26 ‡	4,000,000	4,002,121
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 4.419%, 4/30/25 ‡	21,350,000	21,350,010
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 4.420%, 10/31/25 ‡	22,300,000	22,316,223
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 4.495%, 1/31/26 ‡	6,750,000	6,759,680
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	21,602,700	21,820,019
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	23,562,963	23,587,244
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	23,437,575	23,480,630
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	24,728,210	24,721,217
U.S. Treasury Notes, 0.250%, 5/31/25	7,000,000	6,953,436
		190,997,826
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $190,091,273)		190,997,826

	SHARES
SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 1.7%
State Street Institutional U.S. Government Money Market Fund 4.040%	8,273,294	8,273,294
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,273,294)		8,273,294
Total Investments — 99.5% (Identified Cost $473,312,490)		475,843,136
Cash and Other Assets, Less Liabilities — 0.5%		2,204,164
Net Assets — 100.0%		$478,047,300

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2025 amounted to $52,314,155 or 10.94% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2025.

Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 98.7%
Australia — 8.5%
Australia & New Zealand Banking Group Ltd., (SOFR + 0.560%), 4.937%, 3/18/26 ‡±	USD	6,682,000	$6,698,556
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 4.955%, 3/31/26 ‡	AUD	1,500,000	941,268
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.148%, 11/04/25 ‡	AUD	2,500,000	1,567,514
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.174%, 5/12/27 ‡	AUD	500,000	314,959
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.428%, 11/04/27 ‡	AUD	500,000	316,718
Commonwealth Bank of Australia, (SOFR + 0.400%), 4.752%, 7/07/25 ‡±	USD	3,548,000	3,549,989
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 4.924%, 8/17/26 ‡	AUD	500,000	313,693
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 4.969%, 8/18/25 ‡	AUD	2,000,000	1,252,062
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.004%, 9/12/25 ‡±	USD	233,000	233,432
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 5.041%, 1/14/27 ‡	AUD	1,000,000	626,706
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.240%, 1/13/26 ‡	AUD	6,200,000	3,890,612
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.490%, 1/13/28 ‡	AUD	1,500,000	949,319
National Australia Bank Ltd., 4.951%, 1/10/34 @±	USD	1,883,000	1,891,738
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.984%, 5/12/26 ‡	AUD	1,500,000	940,996
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.016%, 5/30/25 ‡	AUD	4,200,000	2,626,901
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.045%, 11/25/25 ‡	AUD	2,500,000	1,567,874
National Australia Bank Ltd., (SOFR + 0.760%), 5.127%, 5/13/25 ‡±	USD	3,110,000	3,112,138
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.325%, 11/25/27 ‡	AUD	500,000	316,780
New South Wales Treasury Corp., 1.500%, 2/20/32	AUD	4,000,000	2,044,534
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	1,919,039
		FACE AMOUNT	VALUE†
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	$2,122,956
South Australian Government Financing Authority, 1.750%, 5/24/32	AUD	3,300,000	1,699,360
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,055,629
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.924%, 2/16/26 ‡	AUD	1,000,000	626,906
Westpac Banking Corp., (3-mo. Swap + 0.700%), 4.990%, 1/25/27 ‡	AUD	1,000,000	626,775
Westpac Banking Corp., (3-mo. Swap + 0.800%), 4.994%, 8/11/25 ‡	AUD	6,000,000	3,755,886
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.144%, 11/11/25 ‡	AUD	1,400,000	878,044
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.154%, 2/16/28 ‡	AUD	500,000	314,959
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.424%, 11/11/27 ‡	AUD	1,500,000	950,922
			49,106,265
Belgium — 1.9%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	2,937,673
Ministeries Van de Vlaamse Gemeenschap, 3.125%, 6/22/34	EUR	7,300,000	7,769,658
			10,707,331
Canada — 19.6%
CDP Financial, Inc., (SOFR + 0.400%), 4.759%, 5/19/25 ‡±	USD	5,400,000	5,402,437
CPPIB Capital, Inc., 3.950%, 6/02/32	CAD	2,800,000	2,030,679
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,348,278
CPPIB Capital, Inc., (SOFR + 1.250%), 5.608%, 3/11/26 ‡±	USD	250,000	252,537
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	2,138,011
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,675,284
Province of Alberta Canada, 4.150%, 6/01/33	CAD	15,000,000	10,958,969
Province of British Columbia Canada, 3.200%, 6/18/32	CAD	6,000,000	4,144,238
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,262,970
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	9,000,000	6,396,157
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,014,410
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,229,605
Province of Ontario Canada, 3.650%, 6/02/33	CAD	14,000,000	9,880,748
Province of Ontario Canada, 4.150%, 6/02/34	CAD	7,600,000	5,519,679

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	$1,279,368
Province of Quebec Canada, 3.250%, 9/01/32	CAD	8,000,000	5,535,202
Province of Quebec Canada, 3.600%, 9/01/33	CAD	5,000,000	3,504,982
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	7,406,852
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,143,607
PSP Capital, Inc., 3.250%, 7/02/34	EUR	5,000,000	5,397,286
Royal Bank of Canada, 4.930%, 7/16/25	CAD	5,000,000	3,495,698
			113,016,997
Denmark — 1.8%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	9,400,000	10,133,897
Finland — 2.0%
Nordea Bank Abp, 2.750%, 6/12/25	NOK	68,000,000	6,439,211
Nordea Bank Abp, (SOFR + 0.740%), 5.101%, 3/19/27 ‡±	USD	5,000,000	5,020,253
			11,459,464
France — 7.9%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	5,000,000	5,229,888
Agence France Locale, 3.125%, 3/20/34	EUR	14,500,000	15,319,910
Bpifrance SACA, 3.375%, 5/25/34	EUR	13,000,000	13,947,850
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.701%, 5/03/26 ‡	USD	4,800,000	4,796,098
Regie Autonome des Transports Parisiens EPIC, 3.250%, 4/11/33	EUR	1,000,000	1,066,225
Societe Des Grands Projets EPIC, 1.125%, 5/25/34	EUR	2,000,000	1,772,594
Societe Nationale SNCF SACA, 3.375%, 5/25/33	EUR	3,000,000	3,242,079
			45,374,644
Germany — 0.2%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,449,540
Netherlands — 1.4%
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.009%, 5/22/26 ‡	AUD	700,000	439,136
Cooperatieve Rabobank UA, (SOFR + 0.700%), 5.057%, 7/18/25 ‡	USD	3,952,000	3,958,362
		FACE AMOUNT	VALUE†
Cooperatieve Rabobank UA, (SOFR + 0.710%), 5.068%, 3/05/27 ‡	USD	500,000	$502,099
Cooperatieve Rabobank UA, (SOFR + 0.900%), 5.252%, 10/05/26 ‡	USD	1,110,000	1,116,561
Enexis Holding NV, 3.625%, 6/12/34	EUR	2,000,000	2,200,645
			8,216,803
New Zealand — 3.3%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	33,000,000	16,092,449
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	2,812,275
			18,904,724
Norway — 2.7%
Kommunalbanken AS, (SOFR + 1.000%), 5.358%, 6/17/26 ‡	USD	15,300,000	15,430,196
Singapore — 0.6%
DBS Bank Ltd., (3-mo. Swap + 0.850%), 4.964%, 6/16/25 ‡	AUD	2,300,000	1,438,683
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 4.880%, 10/27/25 ‡	AUD	3,500,000	2,189,884
			3,628,567
Supranational — 15.8%
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,148,182
Asian Development Bank, (SOFR + 1.000%), 5.358%, 6/16/26 ‡	USD	7,100,000	7,167,841
Asian Development Bank, (SOFR + 1.000%), 5.358%, 8/27/26 ‡	USD	2,896,000	2,927,011
Asian Development Bank, (SOFR + 1.000%), 5.360%, 4/06/27 ‡	USD	200,000	202,999
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.978%, 8/16/27 ‡	USD	5,000,000	5,036,474
European Bank for Reconstruction & Development, (SOFR + 0.190%), 4.544%, 4/14/26 ‡	USD	3,126,000	3,124,631
European Bank for Reconstruction & Development, (SOFR + 0.330%), 4.689%, 2/20/28 ‡	USD	10,000,000	10,010,072
European Investment Bank, 1.250%, 5/12/25	SEK	100,000,000	9,935,598
European Investment Bank, 4.550%, 6/02/33	AUD	2,170,000	1,339,545
European Investment Bank, (SOFR + 0.320%), 4.679%, 8/14/29 ‡	USD	2,000,000	2,002,406

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, (SOFR + 1.000%), 5.359%, 5/21/28 ‡	USD	3,800,000	$3,877,121
Inter-American Development Bank, (SOFR + 0.170%), 4.528%, 9/16/26 ‡	USD	1,500,000	1,498,778
Inter-American Development Bank, (SOFR + 0.270%), 4.629%, 3/20/28 ‡	USD	2,000,000	1,997,300
Inter-American Development Bank, (SOFR + 0.280%), 4.632%, 4/12/27 ‡	USD	1,000,000	1,000,145
Inter-American Development Bank, (SOFR + 0.350%), 4.709%, 10/04/27 @‡	USD	5,483,000	5,489,718
Inter-American Development Bank, (SOFR + 0.350%), 4.710%, 10/05/28 ‡	USD	3,020,000	3,023,945
Inter-American Development Bank, (SOFR + 0.370%), 4.731%, 8/01/29 ‡	USD	4,000,000	4,004,746
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,206,310
International Bank for Reconstruction & Development, (SOFR + 0.180%), 4.538%, 6/15/26 ‡	USD	1,500,000	1,499,352
International Bank for Reconstruction & Development, (SOFR + 0.270%), 4.628%, 6/15/27 ‡	USD	8,500,000	8,501,706
International Bank for Reconstruction & Development, (SOFR + 0.370%), 4.722%, 1/12/27 ‡	USD	1,000,000	1,002,193
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.789%, 8/19/27 ‡	USD	3,650,000	3,664,994
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	287,575
Nordic Investment Bank, (SOFR + 0.290%), 4.649%, 10/04/27 ‡±	USD	8,325,000	8,324,295
Nordic Investment Bank, (SOFR + 1.000%), 5.359%, 5/12/26 ‡	USD	1,050,000	1,059,019
			91,331,956
Sweden — 2.1%
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,291,425
Kommuninvest I Sverige AB, 1.500%, 5/12/25	SEK	10,000,000	993,966
Svensk Exportkredit AB, (SOFR + 1.000%), 5.361%, 5/05/27 ‡	USD	3,000,000	3,042,977
Svensk Exportkredit AB, (SOFR + 1.000%), 5.361%, 8/03/26 ‡	USD	1,835,000	1,851,694
Svenska Handelsbanken AB, 3.650%, 6/10/25 ±	USD	5,000,000	4,990,144
			12,170,206
		FACE AMOUNT	VALUE†
United States — 30.9%
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	5,000,000	$4,811,676
Blackrock, Inc., 4.750%, 5/25/33	USD	15,000,000	14,977,614
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	3,900,000	3,534,283
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 4.460%, 7/10/26 ‡	USD	2,000,000	2,001,462
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 4.470%, 8/12/26 ‡	USD	780,000	780,866
Meta Platforms, Inc., 4.950%, 5/15/33	USD	2,524,000	2,547,952
Morgan Stanley Bank NA, (SOFR + 1.165%), 5.524%, 10/30/26 ‡	USD	5,250,000	5,299,386
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	4,835,426
Procter & Gamble Co. (The), 4.550%, 1/29/34	USD	7,000,000	6,956,099
Roche Holdings, Inc., (SOFR + 0.740%), 5.098%, 11/13/26 ‡±	USD	1,050,000	1,057,672
Roche Holdings, Inc., 5.593%, 11/13/33 ±	USD	6,960,000	7,298,570
State Street Corp., (SOFR + 0.640%), 5.001%, 10/22/27 ‡	USD	3,560,000	3,568,381
Texas Instruments, Inc., 4.900%, 3/14/33 @	USD	4,000,000	4,041,072
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.169%), 4.419%, 4/30/25 ‡	USD	2,000,000	2,000,001
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	USD	28,323,540	28,608,470
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	USD	28,091,947	28,120,896
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	USD	28,392,948	28,445,106
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	USD	29,272,854	29,264,575
Wells Fargo Bank NA, (SOFR + 1.070%), 5.429%, 12/11/26 ‡	USD	385,000	388,860
			178,538,367
TOTAL BONDS AND NOTES (Identified Cost $574,011,228)			569,468,957

	SHARES
SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 1.2%
State Street Institutional U.S. Government Money Market Fund 4.040%	6,855,213	6,855,213
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	2,331,640	2,331,640
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,186,853)		9,186,853

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

VALUE†
Total Investments — 100.3% (Identified Cost $583,198,081)	578,655,810
Liabilities in excess of Cash and Other Assets — (0.3%)	(1,833,914)
Net Assets — 100.0%	$576,821,896
†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2025.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2025 amounted to $47,831,759 or 8.29% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of March 31, 2025, the market value of the securities on loan was $3,499,226.
Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2025
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/02/25	USD	89,487,973	CAD	128,310,112	State Street Bank & Trust Co.	$89,167,378	$320,595	$—
04/02/25	USD	7,644,296	CAD	11,004,067	State Street Bank & Trust Co.	7,647,128	—	(2,831)
04/03/25	USD	15,393,089	EUR	14,169,833	State Street Bank & Trust Co.	15,322,635	70,454	—
04/03/25	USD	29,256,002	EUR	28,036,562	State Street Bank & Trust Co.	30,317,507	—	(1,061,505)
04/07/25	USD	5,776,485	SEK	63,658,572	State Street Bank & Trust Co.	6,334,967	—	(558,483)
04/17/25	USD	22,251,859	AUD	35,889,731	State Street Bank & Trust Co.	22,428,416	—	(176,557)
04/23/25	USD	5,389,510	SEK	59,413,258	State Street Bank & Trust Co.	5,918,231	—	(528,721)
04/25/25	USD	4,605,286	EUR	4,238,131	State Street Bank & Trust Co.	4,588,357	16,929	—
04/25/25	USD	29,397,620	EUR	28,154,031	State Street Bank & Trust Co.	30,480,594	—	(1,082,974)
04/28/25	USD	7,355,315	NZD	12,991,945	State Street Bank & Trust Co.	7,381,097	—	(25,782)
04/29/25	USD	28,715,049	AUD	45,453,457	State Street Bank & Trust Co.	28,407,809	307,239	—
05/02/25	USD	8,476,276	CAD	12,099,918	State Street Bank & Trust Co.	8,421,015	55,261	—
05/02/25	USD	1,034,141	CAD	1,493,257	State Street Bank & Trust Co.	1,039,242	—	(5,100)
05/09/25	USD	6,646,371	NOK	74,746,990	State Street Bank & Trust Co.	7,104,840	—	(458,469)
05/28/25	USD	8,864,604	NZD	15,708,940	State Street Bank & Trust Co.	8,930,707	—	(66,103)
06/17/25	USD	12,841,494	EUR	11,721,869	State Street Bank & Trust Co.	12,728,876	112,619	—
06/17/25	USD	5,241,728	EUR	4,850,891	State Street Bank & Trust Co.	5,267,623	—	(25,895)
06/30/25	USD	79,075,993	CAD	112,980,576	State Street Bank & Trust Co.	78,857,302	218,691	—
							$1,101,788	$(3,992,420)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2025
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/02/25	CAD	139,314,179	USD	97,177,544	State Street Bank & Trust Co.	$96,814,506	$—	$(363,039)
04/25/25	EUR	1,339,966	USD	1,450,357	State Street Bank & Trust Co.	1,450,697	340	—
04/29/25	AUD	2,459,772	USD	1,564,681	State Street Bank & Trust Co.	1,537,325	—	(27,356)
05/09/25	NOK	5,389,032	USD	504,167	State Street Bank & Trust Co.	512,237	8,070	—
							$8,410	$(390,395)
Total							$1,110,198	$(4,382,815)

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	500	$262,975
Boeing Co. (The) *	8,201	1,398,681
BWX Technologies, Inc.	1,293	127,554
Curtiss-Wright Corp.	454	144,041
General Dynamics Corp.	2,545	693,716
HEICO Corp.	574	153,367
HEICO Corp., Class A	625	131,856
Howmet Aerospace, Inc.	1,946	252,455
Huntington Ingalls Industries, Inc.	611	124,668
L3Harris Technologies, Inc.	1,323	276,917
Lockheed Martin Corp.	4,381	1,957,037
Moog, Inc., Class A	182	31,550
Northrop Grumman Corp.	1,426	730,126
RTX Corp.	13,804	1,828,478
Textron, Inc.	2,582	186,549
TransDigm Group, Inc.	767	1,060,983
Woodward, Inc.	761	138,875
		9,499,828
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,534	259,482
Expeditors International of Washington, Inc.	2,033	244,468
FedEx Corp.	4,493	1,095,304
United Parcel Service, Inc., Class B	14,446	1,588,915
		3,188,169
Automobile Components — 0.1%
Aptiv PLC *	2,924	173,978
Autoliv, Inc.	1,465	129,579
BorgWarner, Inc.	3,685	105,575
Gentex Corp.	4,249	99,002
Lear Corp.	957	84,427
		592,561
Automobiles — 0.9%
Ford Motor Co.	8,430	84,553
General Motors Co.	6,389	300,475
Tesla, Inc. *	20,233	5,243,584
		5,628,612
Beverages — 1.7%
Brown-Forman Corp., Class B	4,083	138,577
Celsius Holdings, Inc. *@	1,188	42,317
Coca-Cola Co. (The)	73,733	5,280,757
Coca-Cola Consolidated, Inc.	132	178,200
Constellation Brands, Inc., Class A	1,757	322,445
Keurig Dr Pepper, Inc.	3,375	115,493
Molson Coors Beverage Co., Class B	1,400	85,218
Monster Beverage Corp. *	8,929	522,525
PepsiCo, Inc.	26,459	3,967,262
		10,652,794
Biotechnology — 2.7%
AbbVie, Inc.	36,505	7,648,527
Alnylam Pharmaceuticals, Inc. *	1,198	323,484
Amgen, Inc.	12,097	3,768,820
Biogen, Inc. *	1,615	220,997
BioMarin Pharmaceutical, Inc. *	1,169	82,637
Exact Sciences Corp. *	1,421	61,515
Exelixis, Inc. *	3,578	132,100
Gilead Sciences, Inc.	21,290	2,385,544
GRAIL, Inc. *@	262	6,691
Halozyme Therapeutics, Inc. *	3,014	192,323
Incyte Corp. *	894	54,132
Insmed, Inc. *	516	39,366
Moderna, Inc. *	1,128	31,979
	SHARES	VALUE†
Natera, Inc. *	327	$46,241
Neurocrine Biosciences, Inc. *	608	67,245
Regeneron Pharmaceuticals, Inc.	755	478,844
Sarepta Therapeutics, Inc. *	702	44,802
United Therapeutics Corp. *	544	167,699
Vertex Pharmaceuticals, Inc. *	2,570	1,245,987
		16,998,933
Broadline Retail — 4.0%
Amazon.com, Inc. *	130,445	24,818,466
Coupang, Inc. *	6,806	149,255
Dillard's, Inc., Class A @	100	35,813
eBay, Inc.	8,030	543,872
Etsy, Inc. *	1,250	58,975
Ollie's Bargain Outlet Holdings, Inc. *	691	80,405
		25,686,786
Building Products — 0.6%
A.O. Smith Corp.	1,684	110,066
AAON, Inc.	253	19,767
Advanced Drainage Systems, Inc.	200	21,730
Allegion PLC	2,478	323,280
Armstrong World Industries, Inc.	243	34,234
AZEK Co., Inc. (The) *	968	47,326
Builders FirstSource, Inc. *	2,521	314,974
Carlisle Cos., Inc.	646	219,963
Carrier Global Corp.	5,360	339,824
CSW Industrials, Inc.	54	15,742
Fortune Brands Innovations, Inc.	1,834	111,654
Johnson Controls International PLC	580	46,464
Lennox International, Inc.	657	368,465
Masco Corp.	4,275	297,284
Owens Corning	1,257	179,525
Simpson Manufacturing Co., Inc.	116	18,221
Trane Technologies PLC	3,115	1,049,506
Trex Co., Inc. *	2,464	143,158
UFP Industries, Inc.	812	86,916
Zurn Elkay Water Solutions Corp.	642	21,173
		3,769,272
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	600	100,818
Ameriprise Financial, Inc.	1,638	792,972
Ares Management Corp., Class A	1,606	235,456
Bank of New York Mellon Corp. (The)	4,707	394,776
Blackrock, Inc.	1,265	1,197,297
Blackstone, Inc.	6,683	934,150
Carlyle Group, Inc. (The)	1,219	53,136
Cboe Global Markets, Inc.	1,140	257,971
Charles Schwab Corp. (The)	14,444	1,130,676
CME Group, Inc.	2,477	657,123
Coinbase Global, Inc., Class A *	739	127,278
Evercore, Inc., Class A	400	79,888
FactSet Research Systems, Inc.	530	240,959
Franklin Resources, Inc.	2,732	52,591
Goldman Sachs Group, Inc. (The)	2,257	1,232,977
Hamilton Lane, Inc., Class A @	723	107,488
Houlihan Lokey, Inc.	916	147,934
Interactive Brokers Group, Inc., Class A	962	159,298
Intercontinental Exchange, Inc.	4,207	725,708
Invesco Ltd.	2,611	39,609
Janus Henderson Group PLC	1,850	66,878
Jefferies Financial Group, Inc.	1,620	86,783
KKR & Co., Inc.	5,286	611,114
Lazard, Inc. @	1,051	45,508
LPL Financial Holdings, Inc.	1,386	453,416
MarketAxess Holdings, Inc.	627	135,651

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Moody's Corp.	2,790	$1,299,275
Morgan Stanley	13,418	1,565,478
Morningstar, Inc.	304	91,161
MSCI, Inc.	1,075	607,913
Nasdaq, Inc.	3,887	294,868
Northern Trust Corp.	1,618	159,616
Raymond James Financial, Inc.	2,031	282,126
Robinhood Markets, Inc., Class A *	1,886	78,495
S&P Global, Inc.	2,130	1,082,253
SEI Investments Co.	2,147	166,672
State Street Corp.	1,628	145,755
Stifel Financial Corp.	1,678	158,168
T Rowe Price Group, Inc.	3,705	340,378
Tradeweb Markets, Inc., Class A	683	101,398
		16,441,011
Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,422	714,296
Albemarle Corp. @	956	68,851
Axalta Coating Systems Ltd. *	1,604	53,205
Balchem Corp.	630	104,580
Cabot Corp.	991	82,392
Celanese Corp.	1,241	70,452
CF Industries Holdings, Inc.	2,192	171,305
Corteva, Inc.	5,428	341,584
Dow, Inc.	6,061	211,650
DuPont de Nemours, Inc.	1,434	107,091
Eastman Chemical Co.	1,476	130,050
Ecolab, Inc.	3,437	871,348
Element Solutions, Inc.	3,767	85,172
International Flavors & Fragrances, Inc.	2,270	176,175
Linde PLC	4,857	2,261,614
LyondellBasell Industries NV, Class A	4,468	314,547
Mosaic Co. (The)	3,485	94,130
PPG Industries, Inc.	3,241	354,403
RPM International, Inc.	1,786	206,604
Sherwin Williams Co. (The)	4,148	1,448,440
Westlake Corp.	439	43,913
		7,911,802
Commercial Banks — 2.6%
Bank of America Corp.	55,187	2,302,954
Bank OZK	1,661	72,170
BOK Financial Corp.	300	31,245
Cadence Bank	3,669	111,391
Citigroup, Inc.	5,386	382,352
Citizens Financial Group, Inc.	454	18,600
Columbia Banking System, Inc.	1,473	36,737
Comerica, Inc.	957	56,520
Commerce Bancshares, Inc.	2,628	163,540
Cullen/Frost Bankers, Inc.	699	87,515
East West Bancorp, Inc.	1,781	159,863
Fifth Third Bancorp	7,840	307,328
First Citizens Bancshares, Inc., Class A	112	207,661
First Financial Bankshares, Inc.	1,684	60,489
First Horizon Corp.	3,862	75,000
FNB Corp.	5,930	79,759
Glacier Bancorp, Inc.	474	20,960
Home BancShares, Inc.	1,840	52,017
Huntington Bancshares, Inc.	7,352	110,354
	SHARES	VALUE†
JPMorgan Chase & Co.	29,458	$7,226,047
KeyCorp	4,839	77,376
M&T Bank Corp.	522	93,307
Old National Bancorp	2,043	43,291
Pinnacle Financial Partners, Inc.	1,009	106,994
PNC Financial Services Group, Inc. (The)	2,775	487,762
Popular, Inc.	1,642	151,672
Prosperity Bancshares, Inc.	1,026	73,226
Regions Financial Corp.	6,818	148,155
SouthState Corp.	400	37,128
Synovus Financial Corp.	1,811	84,646
Truist Financial Corp.	3,912	160,979
U.S. Bancorp	16,477	695,659
UMB Financial Corp.	355	35,891
Webster Financial Corp.	377	19,434
Wells Fargo & Co.	31,501	2,261,457
Western Alliance Bancorp	1,740	133,684
Wintrust Financial Corp.	600	67,476
Zions Bancorp NA	2,092	104,307
		16,344,946
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A *	549	61,219
Cintas Corp.	6,275	1,289,701
Clean Harbors, Inc. *	770	151,767
Copart, Inc. *	9,022	510,555
MSA Safety, Inc.	600	88,014
Republic Services, Inc.	2,990	724,058
Rollins, Inc.	4,629	250,105
Tetra Tech, Inc.	3,200	93,600
Veralto Corp.	2,108	205,424
Waste Management, Inc.	6,935	1,605,522
		4,979,965
Communications Equipment — 1.0%
Arista Networks, Inc. *	10,752	833,065
Ciena Corp. *	2,569	155,245
Cisco Systems, Inc.	61,712	3,808,248
F5, Inc. *	724	192,779
Motorola Solutions, Inc.	2,888	1,264,395
		6,253,732
Computers & Peripherals — 5.6%
Apple, Inc.	152,936	33,971,674
Dell Technologies, Inc., Class C	3,734	340,354
Hewlett Packard Enterprise Co.	9,599	148,113
HP, Inc.	17,328	479,812
NetApp, Inc.	4,285	376,394
Pure Storage, Inc., Class A *	2,027	89,735
Sandisk Corp. *	821	39,088
Seagate Technology Holdings PLC	2,945	250,178
Western Digital Corp. *	2,465	99,660
		35,795,008
Construction & Engineering — 0.2%
AECOM	1,355	125,649
API Group Corp. *	1,855	66,335
Comfort Systems USA, Inc.	533	171,802
EMCOR Group, Inc.	656	242,477
Everus Construction Group, Inc. *	1	37
Fluor Corp. *	831	29,766
MasTec, Inc. *	814	95,002
Quanta Services, Inc.	1,532	389,404

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Valmont Industries, Inc.	200	$57,074
WillScot Holdings Corp. @	1,927	53,571
		1,231,117
Construction Materials — 0.1%
CRH PLC	936	82,340
Eagle Materials, Inc.	548	121,618
Knife River Corp. *	212	19,124
Martin Marietta Materials, Inc.	639	305,525
Vulcan Materials Co.	1,521	354,849
		883,456
Consumer Finance — 0.7%
Ally Financial, Inc.	3,311	120,752
American Express Co.	10,229	2,752,113
Capital One Financial Corp.	4,023	721,324
Credit Acceptance Corp. *@	86	44,406
Discover Financial Services	2,615	446,381
OneMain Holdings, Inc.	677	33,092
SLM Corp. @	800	23,496
SoFi Technologies, Inc. *	6,056	70,431
Synchrony Financial	2,776	146,961
		4,358,956
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	714	15,701
BJ's Wholesale Club Holdings, Inc. *	2,341	267,108
Casey's General Stores, Inc.	508	220,492
Costco Wholesale Corp.	6,712	6,348,075
Dollar General Corp.	4,801	422,152
Dollar Tree, Inc. *	1,472	110,503
Kroger Co. (The)	12,478	844,636
Performance Food Group Co. *	1,336	105,050
Sprouts Farmers Market, Inc. *	1,478	225,602
Sysco Corp.	9,579	718,808
Target Corp.	10,492	1,094,945
U.S. Foods Holding Corp. *	1,600	104,736
Walgreens Boots Alliance, Inc.	3,596	40,167
Walmart, Inc.	66,621	5,848,658
		16,366,633
Containers & Packaging — 0.3%
Amcor PLC	13,861	134,452
AptarGroup, Inc.	845	125,381
Avery Dennison Corp.	2,232	397,229
Ball Corp.	3,549	184,797
Berry Global Group, Inc.	2,537	177,108
Crown Holdings, Inc.	2,767	246,982
Graphic Packaging Holding Co. @	4,358	113,134
International Paper Co.	4,336	231,326
Packaging Corp. of America	1,270	251,485
Silgan Holdings, Inc.	1,252	64,002
Smurfit WestRock PLC	1	45
		1,925,941
Distributors — 0.1%
Genuine Parts Co.	2,179	259,606
LKQ Corp.	4,303	183,049
Pool Corp.	665	211,703
		654,358
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	32,462
Bright Horizons Family Solutions, Inc. *	639	81,179
Duolingo, Inc. *	94	29,191
H&R Block, Inc.	2,885	158,415
	SHARES	VALUE†
Service Corp. International	2,254	$180,771
		482,018
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	55,778	1,577,402
Liberty Global Ltd., Class A *	1,013	11,660
Liberty Global Ltd., Class C *	1,034	12,377
Sunrise Communications AG, Class A, ADR *@	408	19,702
Verizon Communications, Inc.	69,489	3,152,021
		4,773,162
Electric Utilities — 1.9%
Alliant Energy Corp.	4,621	297,361
American Electric Power Co., Inc. @	8,417	919,726
Constellation Energy Corp.	4,356	878,300
Duke Energy Corp.	13,107	1,598,661
Edison International	6,635	390,934
Entergy Corp.	5,738	490,542
Evergy, Inc.	3,652	251,805
Eversource Energy	5,876	364,958
Exelon Corp.	15,965	735,667
FirstEnergy Corp.	8,176	330,474
IDACORP, Inc.	647	75,194
NextEra Energy, Inc.	28,357	2,010,228
NRG Energy, Inc.	5,256	501,738
OGE Energy Corp.	3,314	152,311
PG&E Corp.	2,100	36,078
Pinnacle West Capital Corp.	1,978	188,405
PPL Corp.	9,200	332,212
Southern Co. (The)	17,830	1,639,469
Xcel Energy, Inc.	9,222	652,825
		11,846,888
Electrical Equipment — 0.6%
Acuity, Inc.	392	103,233
AMETEK, Inc.	2,406	414,169
Eaton Corp. PLC	5,210	1,416,234
Emerson Electric Co.	5,965	654,003
GE Vernova, Inc.	682	208,201
Generac Holdings, Inc. *	762	96,507
Hubbell, Inc.	759	251,161
NEXTracker, Inc., Class A *	947	39,907
nVent Electric PLC	2,113	110,763
Regal Rexnord Corp.	1,098	125,007
Rockwell Automation, Inc.	1,575	406,949
Vertiv Holdings Co., Class A	1,257	90,755
		3,916,889
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	16,664	1,092,992
Arrow Electronics, Inc. *	830	86,179
Badger Meter, Inc.	331	62,973
CDW Corp.	2,939	471,004
Cognex Corp.	1,711	51,039
Coherent Corp. *	812	52,731
Corning, Inc.	8,949	409,685
Fabrinet *	506	99,940
Flex Ltd. *	5,442	180,021
Insight Enterprises, Inc. *	300	44,997
Jabil, Inc.	2,830	385,078
Keysight Technologies, Inc. *	1,840	275,577
Littelfuse, Inc.	380	74,761
Novanta, Inc. *	661	84,522
TD SYNNEX Corp.	836	86,911
TE Connectivity PLC	3,575	505,219
Teledyne Technologies, Inc. *	338	168,226

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Trimble, Inc. *	1,892	$124,210
Vontier Corp.	3,024	99,338
Zebra Technologies Corp., Class A *	374	105,678
		4,461,081
Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	152,243
Halliburton Co.	7,751	196,643
NOV, Inc.	4,002	60,910
Schlumberger NV	12,666	529,439
TechnipFMC PLC	4,963	157,277
		1,096,512
Entertainment — 1.3%
Atlanta Braves Holdings, Inc., Class C *	58	2,321
Electronic Arts, Inc.	2,744	396,563
Liberty Media Corp.-Liberty Formula One, Class A *	2	163
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	155,087
Liberty Media Corp.-Liberty Live, Class A *	328	22,055
Liberty Media Corp.-Liberty Live, Class C *	367	25,007
Live Nation Entertainment, Inc. *@	2,466	322,010
Madison Square Garden Sports Corp. *	279	54,327
Netflix, Inc. *	4,747	4,426,720
ROBLOX Corp., Class A *	2,017	117,571
Roku, Inc. *	482	33,952
Spotify Technology SA *	572	314,617
Take-Two Interactive Software, Inc. *	2,052	425,277
TKO Group Holdings, Inc.	628	95,965
Walt Disney Co. (The)	14,767	1,457,503
Warner Bros Discovery, Inc. *@	12,527	134,415
Warner Music Group Corp., Class A	1,467	45,990
		8,029,543
Financial Services — 4.8%
Affirm Holdings, Inc. *	1,361	61,504
Apollo Global Management, Inc.	5,497	752,759
Berkshire Hathaway, Inc., Class B *	12,209	6,502,269
Block, Inc. *	2,239	121,645
Corebridge Financial, Inc.	814	25,698
Corpay, Inc. *	1,396	486,813
Equitable Holdings, Inc.	7,584	395,051
Essent Group Ltd.	700	40,404
Euronet Worldwide, Inc. *	39	4,167
Fidelity National Information Services, Inc.	5,567	415,744
Fiserv, Inc. *	5,324	1,175,699
Global Payments, Inc.	2,160	211,507
Jack Henry & Associates, Inc.	1,069	195,199
Jackson Financial, Inc., Class A	477	39,963
MasterCard, Inc., Class A	16,707	9,157,441
MGIC Investment Corp.	4,400	109,032
PayPal Holdings, Inc. *	9,049	590,447
PennyMac Financial Services, Inc.	200	20,022
Rocket Cos., Inc., Class A @	1,367	16,500
Shift4 Payments, Inc., Class A *	780	63,734
Toast, Inc., Class A *	2,632	87,303
Visa, Inc., Class A	28,281	9,911,359
Voya Financial, Inc.	1,519	102,928
	SHARES	VALUE†
WEX, Inc. *	663	$104,104
		30,591,292
Food Products — 0.5%
Archer-Daniels-Midland Co.	455	21,845
Bunge Global SA	836	63,887
Campbell's Co. (The)	2,104	83,992
Conagra Brands, Inc.	1,972	52,593
Darling Ingredients, Inc. *	3,101	96,875
Flowers Foods, Inc.	2	38
General Mills, Inc.	8,511	508,873
Hershey Co. (The)	2,946	503,854
Hormel Foods Corp.	3,316	102,597
Ingredion, Inc.	962	130,072
J.M. Smucker Co. (The)	1,268	150,144
Kraft Heinz Co. (The)	3,268	99,445
Lamb Weston Holdings, Inc.	3,492	186,124
McCormick & Co., Inc.	2,892	238,041
Mondelez International, Inc., Class A	11,759	797,848
Pilgrim's Pride Corp. *	940	51,239
Post Holdings, Inc. *	1,136	132,185
Tyson Foods, Inc., Class A	2,688	171,521
		3,391,173
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	364,809
MDU Resources Group, Inc.	3,960	66,964
National Fuel Gas Co.	1,600	126,704
Southwest Gas Holdings, Inc.	1,343	96,427
UGI Corp.	2,799	92,563
		747,467
Ground Transportation — 0.9%
CSX Corp.	32,221	948,264
JB Hunt Transport Services, Inc.	1,094	161,857
Knight-Swift Transportation Holdings, Inc.	2,249	97,809
Landstar System, Inc.	504	75,701
Norfolk Southern Corp.	2,345	555,413
Old Dominion Freight Line, Inc.	2,821	466,734
Saia, Inc. *	200	69,886
U-Haul Holding Co.	1,188	70,306
U-Haul Holding Co. *@	152	9,935
Uber Technologies, Inc. *	9,836	716,651
Union Pacific Corp.	10,246	2,420,515
XPO, Inc. *	1,934	208,060
		5,801,131
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	18,506	2,454,821
Align Technology, Inc. *	581	92,298
Baxter International, Inc.	5,511	188,642
Becton Dickinson & Co.	1,681	385,050
Boston Scientific Corp. *	10,979	1,107,562
Cooper Cos., Inc. (The) *	1,444	121,801
Dexcom, Inc. *	3,076	210,060
Edwards Lifesciences Corp. *	6,114	443,143
Envista Holdings Corp. *	1	17
GE HealthCare Technologies, Inc.	909	73,365
Globus Medical, Inc., Class A *	57	4,172
Hologic, Inc. *	2,522	155,784
IDEXX Laboratories, Inc. *	1,402	588,770
Insulet Corp. *	740	194,331
Intuitive Surgical, Inc. *	1,973	977,168

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Lantheus Holdings, Inc. *	438	$42,749
Masimo Corp. *	608	101,293
Medtronic PLC	9,595	862,207
Merit Medical Systems, Inc. *	769	81,291
Penumbra, Inc. *	389	104,022
ResMed, Inc.	1,563	349,878
Solventum Corp. *	3,287	249,943
STERIS PLC	889	201,492
Stryker Corp.	3,569	1,328,560
Teleflex, Inc.	364	50,301
Zimmer Biomet Holdings, Inc.	1,186	134,231
		10,502,951
Health Care Providers & Services — 2.2%
ABIOMED, Inc. CVR *¶§	350	—
Cardinal Health, Inc.	3,943	543,227
Cencora, Inc.	2,652	737,495
Centene Corp. *	3,666	222,563
Chemed Corp.	339	208,594
Cigna Group (The)	2,781	914,949
CorVel Corp. *	300	33,591
CVS Health Corp.	4,313	292,206
DaVita, Inc. *	828	126,659
Elevance Health, Inc.	2,368	1,029,985
Encompass Health Corp.	1,476	149,489
Ensign Group, Inc. (The)	687	88,898
HCA Healthcare, Inc.	2,546	879,770
HealthEquity, Inc. *	331	29,250
Henry Schein, Inc. *	1,827	125,131
Humana, Inc.	1,238	327,575
Labcorp Holdings, Inc.	579	134,756
McKesson Corp.	1,714	1,153,505
Molina Healthcare, Inc. *	831	273,723
Quest Diagnostics, Inc.	1,147	194,072
Tenet Healthcare Corp. *	1,281	172,295
UnitedHealth Group, Inc.	11,611	6,081,261
Universal Health Services, Inc., Class B	753	141,489
		13,860,483
Health Care Technology — 0.0%
Doximity, Inc., Class A *	742	43,058
Veeva Systems, Inc., Class A *	1,120	259,426
		302,484
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	2,388	285,270
Aramark	2,445	84,401
Booking Holdings, Inc.	449	2,068,503
Caesars Entertainment, Inc. *	1,253	31,325
Carnival Corp. *	2,589	50,563
Chipotle Mexican Grill, Inc. *	21,150	1,061,941
Choice Hotels International, Inc. @	413	54,838
Churchill Downs, Inc.	1,048	116,401
Darden Restaurants, Inc.	2,002	415,936
Domino's Pizza, Inc.	477	219,158
DoorDash, Inc., Class A *	392	71,646
DraftKings, Inc., Class A *	2,512	83,424
Expedia Group, Inc.	2,025	340,403
Hilton Worldwide Holdings, Inc.	3,388	770,939
Hyatt Hotels Corp., Class A	300	36,750
Las Vegas Sands Corp.	3,185	123,037
Light & Wonder, Inc. *	727	62,965
Marriott International, Inc., Class A	3,243	772,483
McDonald's Corp.	9,849	3,076,532
	SHARES	VALUE†
Norwegian Cruise Line Holdings Ltd. *	2,479	$47,002
Planet Fitness, Inc., Class A *	1,127	108,879
Royal Caribbean Cruises Ltd.	2,550	523,872
Starbucks Corp.	15,535	1,523,828
Texas Roadhouse, Inc.	971	161,798
Vail Resorts, Inc.	666	106,573
Wingstop, Inc.	324	73,088
Wyndham Hotels & Resorts, Inc.	1,412	127,800
Wynn Resorts Ltd. @	738	61,623
Yum! Brands, Inc.	3,871	609,141
		13,070,119
Household Durables — 0.4%
Champion Homes, Inc. *	447	42,358
DR Horton, Inc.	2,977	378,466
Garmin Ltd.	1,594	346,105
Lennar Corp., Class A	1,950	223,821
Lennar Corp., Class B @	72	7,853
Mohawk Industries, Inc. *	600	68,508
NVR, Inc. *	46	333,242
PulteGroup, Inc.	2,812	289,073
SharkNinja, Inc. *	397	33,114
Somnigroup International, Inc. @	3,440	205,987
Taylor Morrison Home Corp. *	1,243	74,630
Toll Brothers, Inc.	1,295	136,739
TopBuild Corp. *	500	152,475
Whirlpool Corp. @	1,199	108,066
		2,400,437
Household Products — 1.4%
Church & Dwight Co., Inc.	1,955	215,226
Clorox Co. (The)	2,311	340,295
Colgate-Palmolive Co.	12,032	1,127,399
Kimberly-Clark Corp.	4,287	609,697
Procter & Gamble Co. (The)	38,727	6,599,855
Reynolds Consumer Products, Inc.	878	20,949
		8,913,421
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	136,620
Clearway Energy, Inc., Class C	2,400	72,648
Ormat Technologies, Inc.	300	21,231
Vistra Corp.	3,161	371,228
		601,727
Industrial Conglomerates — 0.5%
3M Co.	5,998	880,866
General Electric Co.	2,729	546,209
Honeywell International, Inc.	9,442	1,999,344
		3,426,419
Insurance — 2.5%
Aflac, Inc.	4,376	486,567
Allstate Corp. (The)	2,506	518,917
American Financial Group, Inc.	429	56,345
American International Group, Inc.	8,089	703,258
Aon PLC, Class A	4,021	1,604,741
Arch Capital Group Ltd.	3,373	324,415
Arthur J Gallagher & Co.	1,756	606,241
Assurant, Inc.	793	166,332
Axis Capital Holdings Ltd.	1,300	130,312
Brown & Brown, Inc.	2,588	321,947
Chubb Ltd.	3,276	989,319
Cincinnati Financial Corp.	1,150	169,878
Enstar Group Ltd. *	300	99,714
Erie Indemnity Co., Class A	350	146,667
Everest Group Ltd.	191	69,396
F&G Annuities & Life, Inc.	306	11,031

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Fidelity National Financial, Inc.	2,857	$185,934
First American Financial Corp.	2,024	132,835
Globe Life, Inc.	1,141	150,293
Hanover Insurance Group, Inc. (The)	243	42,270
Hartford Insurance Group, Inc. (The)	4,796	593,409
Kinsale Capital Group, Inc.	257	125,084
Lincoln National Corp.	1,449	52,034
Loews Corp.	1,471	135,200
Markel Group, Inc. *	100	186,961
Marsh & McLennan Cos., Inc.	8,689	2,120,377
MetLife, Inc.	4,850	389,406
Old Republic International Corp.	2,863	112,287
Primerica, Inc.	489	139,135
Principal Financial Group, Inc.	2,619	220,965
Progressive Corp. (The)	6,652	1,882,582
Prudential Financial, Inc.	3,077	343,639
Reinsurance Group of America, Inc.	724	142,556
RenaissanceRe Holdings Ltd.	783	187,920
RLI Corp.	1,020	81,937
Selective Insurance Group, Inc.	829	75,887
Travelers Cos., Inc. (The)	5,041	1,333,143
Unum Group	1,700	138,482
W R Berkley Corp.	3,148	224,012
White Mountains Insurance Group Ltd.	23	44,294
Willis Towers Watson PLC	1,050	354,847
		15,800,569
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	75,143	11,620,113
Alphabet, Inc., Class C	72,823	11,377,137
Match Group, Inc.	2,359	73,601
Meta Platforms, Inc., Class A	34,924	20,128,797
Pinterest, Inc., Class A *	810	25,110
Snap, Inc., Class A *	3,870	33,708
		43,258,466
IT Services — 1.6%
Accenture PLC, Class A	8,646	2,697,898
Akamai Technologies, Inc. *	1,909	153,674
Amdocs Ltd.	2,260	206,790
Cloudflare, Inc., Class A *	1,142	128,692
Cognizant Technology Solutions Corp., Class A	5,132	392,598
EPAM Systems, Inc. *	639	107,889
Gartner, Inc. *	1,594	669,066
Globant SA *@	394	46,382
GoDaddy, Inc., Class A *	2,137	384,959
International Business Machines Corp.	17,897	4,450,268
Kyndryl Holdings, Inc. *	900	28,260
MongoDB, Inc. *	284	49,814
Okta, Inc. *	1,243	130,788
Snowflake, Inc., Class A *	1,051	153,614
Twilio, Inc., Class A *	609	59,627
VeriSign, Inc. *	1,164	295,505
		9,955,824
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	2,087	128,329
Mattel, Inc. *	2,404	46,710
		175,039
	SHARES	VALUE†
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,958	$346,027
Avantor, Inc. *	2,630	42,632
Bio-Rad Laboratories, Inc., Class A *	223	54,314
Bio-Techne Corp.	1,750	102,602
Bruker Corp.	2,044	85,317
Charles River Laboratories International, Inc. *	640	96,333
Danaher Corp.	5,687	1,165,835
ICON PLC *	70	12,249
Illumina, Inc. *	1,155	91,638
IQVIA Holdings, Inc. *	2,629	463,493
Medpace Holdings, Inc. *	500	152,345
Mettler-Toledo International, Inc. *	306	361,358
Repligen Corp. *	355	45,170
Revvity, Inc. @	1,223	129,393
Thermo Fisher Scientific, Inc.	2,491	1,239,522
Waters Corp. *	1,030	379,627
West Pharmaceutical Services, Inc.	759	169,925
		4,937,780
Machinery — 2.1%
AGCO Corp.	932	86,275
Allison Transmission Holdings, Inc.	1,376	131,642
Caterpillar, Inc.	8,236	2,716,233
Chart Industries, Inc. *	259	37,389
CNH Industrial NV	6,879	84,474
Crane Co.	624	95,584
Cummins, Inc.	1,437	450,413
Deere & Co.	4,408	2,068,895
Donaldson Co., Inc.	2,651	177,776
Dover Corp.	1,494	262,466
Esab Corp.	564	65,706
Federal Signal Corp.	808	59,428
Flowserve Corp.	1,589	77,607
Fortive Corp.	2,398	175,486
Franklin Electric Co., Inc.	300	28,164
Gates Industrial Corp. PLC *	1,000	18,410
Graco, Inc.	2,143	178,962
IDEX Corp.	941	170,293
Illinois Tool Works, Inc.	6,432	1,595,200
Ingersoll Rand, Inc.	2,975	238,089
ITT, Inc.	1,053	136,006
Lincoln Electric Holdings, Inc.	975	184,431
Middleby Corp. (The) *	1,043	158,515
Mueller Industries, Inc.	776	59,085
Nordson Corp.	589	118,813
Oshkosh Corp.	1,453	136,698
Otis Worldwide Corp.	5,642	582,254
PACCAR, Inc.	5,435	529,206
Parker-Hannifin Corp.	1,761	1,070,424
Pentair PLC	1,393	121,860
RBC Bearings, Inc. *	421	135,465
Snap-on, Inc.	632	212,990
SPX Technologies, Inc. *	182	23,438
Stanley Black & Decker, Inc.	1,936	148,840
Timken Co., (The)	1,513	108,739
Toro Co. (The)	1,489	108,325
Watts Water Technologies, Inc., Class A	400	81,568
Westinghouse Air Brake Technologies Corp.	1,144	207,464

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Xylem, Inc.	1,764	$210,728
		13,053,341
Marine Transportation — 0.0%
Kirby Corp. *	322	32,525
Media — 0.7%
Charter Communications, Inc., Class A *@	1,915	705,735
Comcast Corp., Class A	59,894	2,210,088
Fox Corp. Class A	3,686	208,628
Fox Corp. Class B	661	34,841
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	164,617
Liberty Broadband Corp., Class A *	39	3,315
Liberty Broadband Corp., Class C *	1,043	88,707
New York Times Co. (The), Class A	1,641	81,394
News Corp., Class A	3,913	106,512
News Corp., Class B	1,525	46,314
Omnicom Group, Inc.	4,831	400,538
Paramount Global, Class A	616	14,014
Paramount Global, Class B	1,143	13,670
Sirius XM Holdings, Inc.	1,275	28,745
Trade Desk, Inc. (The), Class A *	3,136	171,602
		4,278,720
Metals & Mining — 0.3%
Alcoa Corp.	2,296	70,028
ATI, Inc. *	1,233	64,153
Carpenter Technology Corp.	592	107,258
Cleveland-Cliffs, Inc. *@	6,698	55,057
Commercial Metals Co.	1,475	67,865
Freeport-McMoRan, Inc.	7,905	299,283
Newmont Corp.	4,649	224,454
Nucor Corp.	2,437	293,269
Reliance, Inc.	664	191,730
Royal Gold, Inc.	1,115	182,314
Southern Copper Corp.	1,821	170,191
Steel Dynamics, Inc.	1,501	187,745
		1,913,347
Multi-Utilities — 0.8%
Ameren Corp.	3,328	334,131
CenterPoint Energy, Inc.	6,700	242,741
CMS Energy Corp.	5,199	390,497
Consolidated Edison, Inc.	5,063	559,917
Dominion Energy, Inc.	13,388	750,665
DTE Energy Co.	3,247	448,963
NiSource, Inc.	5,791	232,161
Public Service Enterprise Group, Inc.	8,415	692,555
Sempra	9,472	675,922
WEC Energy Group, Inc.	4,354	474,499
		4,802,051
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	3,600	64,800
Antero Resources Corp. *	3,300	133,452
APA Corp.	5,617	118,069
Cheniere Energy, Inc.	3,854	891,816
Chevron Corp.	14,873	2,488,104
ConocoPhillips	17,157	1,801,828
Coterra Energy, Inc.	8,623	249,205
Devon Energy Corp.	7,424	277,658
Diamondback Energy, Inc.	2,256	360,689
DT Midstream, Inc.	1,111	107,189
EOG Resources, Inc.	6,790	870,750
EQT Corp.	3,800	203,034
	SHARES	VALUE†
Expand Energy Corp.	2,016	$224,421
Exxon Mobil Corp.	47,021	5,592,207
Hess Corp.	4,540	725,174
HF Sinclair Corp.	2,161	71,054
Kinder Morgan, Inc.	8,265	235,800
Marathon Petroleum Corp.	4,324	629,964
Matador Resources Co.	1,362	69,585
Occidental Petroleum Corp.	12,838	633,684
ONEOK, Inc.	6,675	662,293
Ovintiv, Inc.	3,035	129,898
Phillips 66	2,858	352,906
Range Resources Corp.	3,129	124,941
Targa Resources Corp.	1,997	400,339
Texas Pacific Land Corp.	174	230,548
Valero Energy Corp.	3,136	414,171
Vitesse Energy, Inc.	190	4,672
Williams Cos., Inc. (The)	13,276	793,374
		18,861,625
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	93,820
Magnera Corp. *	1	18
		93,838
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	912	44,889
American Airlines Group, Inc. *@	4,400	46,420
Delta Air Lines, Inc.	4,487	195,633
Southwest Airlines Co. @	5,800	194,764
United Airlines Holdings, Inc. *	2,884	199,140
		680,846
Personal Products — 0.2%
BellRing Brands, Inc. *	2,728	203,127
Coty, Inc., Class A *	2,516	13,762
Estee Lauder Cos., Inc. (The), Class A	3,525	232,650
Kenvue, Inc.	29,296	702,518
		1,152,057
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	16,727	1,020,180
Elanco Animal Health, Inc. *	4,517	47,429
Eli Lilly & Co.	16,531	13,653,118
Jazz Pharmaceuticals PLC *	1,092	135,572
Johnson & Johnson	34,649	5,746,190
Merck & Co., Inc.	33,114	2,972,313
Pfizer, Inc.	42,944	1,088,201
Royalty Pharma PLC, Class A	1,519	47,286
Viatris, Inc.	10,369	90,314
Zoetis, Inc.	7,716	1,270,439
		26,071,042
Professional Services — 1.1%
Amentum Holdings, Inc. *@	195	3,549
Automatic Data Processing, Inc.	7,063	2,157,958
Booz Allen Hamilton Holding Corp.	3,549	371,155
Broadridge Financial Solutions, Inc.	2,027	491,467
CACI International, Inc., Class A *	457	167,683
Concentrix Corp.	144	8,012
Dayforce, Inc. *@	995	58,038
Equifax, Inc.	1,290	314,192
ExlService Holdings, Inc. *	1,320	62,317
FTI Consulting, Inc. *	662	108,621
Genpact Ltd.	2,839	143,029
Jacobs Solutions, Inc.	195	23,574
KBR, Inc.	2,177	108,436
Leidos Holdings, Inc.	1,015	136,964
Parsons Corp. *	540	31,973

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Paychex, Inc.	5,938	$916,115
Paycom Software, Inc.	888	194,010
Paylocity Holding Corp. *	668	125,143
Robert Half, Inc.	1,967	107,300
Science Applications International Corp.	1,070	120,129
SS&C Technologies Holdings, Inc.	3,246	271,138
TransUnion	2,099	174,196
Verisk Analytics, Inc.	3,076	915,479
		7,010,478
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	3,172	414,834
CoStar Group, Inc. *	2,890	228,975
Jones Lang LaSalle, Inc. *	525	130,153
Zillow Group, Inc., Class A *@	436	29,151
Zillow Group, Inc., Class C *	1,159	79,461
		882,574
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc. *	11,782	1,210,483
Amkor Technology, Inc.	2,141	38,667
Analog Devices, Inc.	3,631	732,264
Applied Materials, Inc.	11,200	1,625,344
Broadcom, Inc.	46,224	7,739,284
Cirrus Logic, Inc. *	899	89,590
Enphase Energy, Inc. *	1,883	116,840
Entegris, Inc.	1,569	137,256
First Solar, Inc. *	1,023	129,338
Intel Corp.	40,658	923,343
KLA Corp.	2,726	1,853,135
Lam Research Corp.	21,945	1,595,402
Lattice Semiconductor Corp. *	859	45,055
MACOM Technology Solutions Holdings, Inc. *	654	65,649
Marvell Technology, Inc.	6,331	389,800
Microchip Technology, Inc.	8,612	416,907
Micron Technology, Inc.	7,907	687,039
MKS Instruments, Inc.	347	27,812
Monolithic Power Systems, Inc.	531	307,969
NVIDIA Corp.	314,409	34,075,647
NXP Semiconductors NV	2,029	385,632
ON Semiconductor Corp. *	6,252	254,394
Onto Innovation, Inc. *	307	37,251
Qorvo, Inc. *	1,305	94,495
QUALCOMM, Inc.	16,133	2,478,190
Skyworks Solutions, Inc.	1,761	113,813
Teradyne, Inc.	1,789	147,771
Texas Instruments, Inc.	13,246	2,380,306
Universal Display Corp.	786	109,631
		58,208,307
Software — 7.8%
ACI Worldwide, Inc. *	400	21,884
Adobe, Inc. *	7,435	2,851,546
Appfolio, Inc. Class A *	96	21,110
AppLovin Corp., Class A *	1,162	307,895
Atlassian Corp., Class A *	1,245	264,201
Autodesk, Inc. *	2,329	609,732
Bentley Systems, Inc., Class B	2,343	92,174
Cadence Design Systems, Inc. *	2,824	718,228
	SHARES	VALUE†
CCC Intelligent Solutions Holdings, Inc. *	3,847	$34,738
Crowdstrike Holdings, Inc., Class A *	825	290,878
Datadog, Inc., Class A *	784	77,781
DocuSign, Inc. *	1,359	110,623
Dolby Laboratories, Inc., Class A	938	75,331
Dropbox, Inc., Class A *	4,131	110,339
Dynatrace, Inc. *	1,205	56,816
Elastic NV *	571	50,876
Fair Isaac Corp. *	334	615,949
Fortinet, Inc. *	10,538	1,014,388
Gen Digital, Inc.	3,818	101,330
Guidewire Software, Inc. *	488	91,432
HubSpot, Inc. *	406	231,944
Intuit, Inc.	2,868	1,760,923
Manhattan Associates, Inc. *	1,116	193,113
Microsoft Corp.	75,928	28,502,612
Nutanix, Inc., Class A *	1,172	81,817
Oracle Corp.	26,244	3,669,174
Palantir Technologies, Inc., Class A *	13,943	1,176,789
Palo Alto Networks, Inc. *	6,022	1,027,594
Pegasystems, Inc.	575	39,974
Procore Technologies, Inc. *@	362	23,899
PTC, Inc. *	1,031	159,753
Qualys, Inc. *	503	63,343
Roper Technologies, Inc.	734	432,752
Salesforce, Inc.	6,787	1,821,359
Samsara, Inc., Class A *	1,046	40,093
SentinelOne, Inc., Class A *	2,184	39,705
ServiceNow, Inc. *	1,553	1,236,405
SPS Commerce, Inc. *	393	52,163
Synopsys, Inc. *	1,586	680,156
Tyler Technologies, Inc. *	310	180,231
Workday, Inc., Class A *	981	229,093
Zoom Communications, Inc. *	832	61,377
Zscaler, Inc. *	705	139,886
		49,361,406
Specialty Retail — 2.6%
AutoNation, Inc. *	654	105,896
AutoZone, Inc. *	231	880,752
Bath & Body Works, Inc.	1,486	45,056
Best Buy Co., Inc.	4,769	351,046
Burlington Stores, Inc. *	571	136,086
CarMax, Inc. *	1,900	148,048
Carvana Co. *	1,078	225,388
Chewy, Inc., Class A *	1,711	55,625
Dick's Sporting Goods, Inc.	946	190,676
Floor & Decor Holdings, Inc., Class A *	701	56,410
GameStop Corp., Class A *	2,483	55,421
Gap, Inc. (The)	1,878	38,706
Group 1 Automotive, Inc.	57	21,771
Home Depot, Inc. (The)	18,549	6,798,023
Lithia Motors, Inc.	199	58,414
Lowe's Cos., Inc.	7,655	1,785,376
Murphy USA, Inc.	403	189,333
O'Reilly Automotive, Inc. *	783	1,121,710
Penske Automotive Group, Inc.	257	37,003
Ross Stores, Inc.	5,472	699,267
TJX Cos., Inc. (The)	19,218	2,340,752
Tractor Supply Co.	9,230	508,573
Ulta Beauty, Inc. *	808	296,164

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Valvoline, Inc. *	466	$16,221
Williams-Sonoma, Inc.	2,146	339,283
		16,501,000
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co. @	600	45,414
Crocs, Inc. *	468	49,702
Deckers Outdoor Corp. *	2,622	293,166
Levi Strauss & Co., Class A	1,533	23,899
Lululemon Athletica, Inc. *	2,254	638,017
NIKE, Inc., Class B	19,778	1,255,507
PVH Corp.	1	65
Ralph Lauren Corp.	552	121,848
Skechers U.S.A., Inc., Class A *	1,800	102,204
Tapestry, Inc.	2,865	201,725
VF Corp. @	5,509	85,500
		2,817,047
Tobacco — 0.8%
Altria Group, Inc.	23,551	1,413,531
Philip Morris International, Inc.	21,397	3,396,346
		4,809,877
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	62,610
Applied Industrial Technologies, Inc.	374	84,277
Beacon Roofing Supply, Inc. *	1,400	173,180
Core & Main, Inc., Class A *	1,729	83,528
Fastenal Co.	7,964	617,608
Ferguson Enterprises, Inc.	332	53,196
FTAI Aviation Ltd. @	961	106,700
GATX Corp.	410	63,661
SiteOne Landscape Supply, Inc. *	454	55,134
United Rentals, Inc.	1,128	706,917
Watsco, Inc. @	357	181,463
WESCO International, Inc.	596	92,559
WW Grainger, Inc.	741	731,982
		3,012,815
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	512,632
Essential Utilities, Inc.	3,662	144,759
		657,391
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	7,083	1,889,107
TOTAL COMMON STOCKS (Identified Cost $103,284,186)		607,596,149
MUTUAL FUNDS — 4.2%
Others — 4.2%
DFA U.S. Micro Cap Portfolio	1,009,230	26,532,643
TOTAL MUTUAL FUNDS (Identified Cost $12,055,761)		26,532,643
SHORT-TERM INVESTMENTS — 0.0%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 4.040%	254,372	254,372
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	36,904	36,904
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $291,276)		291,276
VALUE†
Total Investments — 100.0% (Identified Cost $115,631,223)	$634,420,068
Liabilities in excess of Cash and Other Assets — 0.0%	(145,355)
Net Assets — 100.0%	$634,274,713
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $4,058,997.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 2.1%
General Dynamics Corp.	7,826	$2,133,211
L3Harris Technologies, Inc.	6,055	1,267,372
Northrop Grumman Corp.	2,915	1,492,509
RTX Corp.	36,091	4,780,614
Textron, Inc.	26,765	1,933,771
		11,607,477
Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,136,459
Automobile Components — 0.2%
BorgWarner, Inc.	24,241	694,505
Gentex Corp.	863	20,108
Lear Corp.	4,071	359,143
		1,073,756
Automobiles — 1.2%
Ford Motor Co.	170,891	1,714,037
General Motors Co.	98,964	4,654,277
		6,368,314
Beverages — 0.4%
Constellation Brands, Inc., Class A	7,550	1,385,576
Keurig Dr Pepper, Inc.	27,263	932,940
		2,318,516
Biotechnology — 1.0%
Biogen, Inc. *	4,545	621,938
Gilead Sciences, Inc.	24,769	2,775,367
Regeneron Pharmaceuticals, Inc.	3,232	2,049,831
United Therapeutics Corp. *	683	210,548
		5,657,684
Broadline Retail — 0.3%
eBay, Inc.	20,328	1,376,815
Building Products — 1.1%
Builders FirstSource, Inc. *	5,259	657,059
Carrier Global Corp.	13,179	835,549
Fortune Brands Innovations, Inc.	11,027	671,324
Johnson Controls International PLC	34,370	2,753,381
Owens Corning	5,411	772,799
		5,690,112
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	49,756	4,173,036
Franklin Resources, Inc.	5,210	100,292
Goldman Sachs Group, Inc. (The)	12,565	6,864,134
Jefferies Financial Group, Inc.	4,328	231,851
Morgan Stanley	52,586	6,135,209
Northern Trust Corp.	938	92,534
Raymond James Financial, Inc.	4,361	605,786
State Street Corp.	10,112	905,327
T Rowe Price Group, Inc.	1,285	118,053
		19,226,222
Chemicals — 3.2%
Air Products & Chemicals, Inc.	5,579	1,645,359
Celanese Corp.	4,202	238,547
CF Industries Holdings, Inc.	10,602	828,546
Corteva, Inc.	18,513	1,165,023
Dow, Inc.	51,700	1,805,364
DuPont de Nemours, Inc.	13,259	990,182
Eastman Chemical Co.	17,799	1,568,270
International Flavors & Fragrances, Inc.	8,219	637,877
Linde PLC	10,864	5,058,713
LyondellBasell Industries NV, Class A	21,390	1,505,856
PPG Industries, Inc.	8,879	970,919
	SHARES	VALUE†
Westlake Corp.	7,968	$797,039
		17,211,695
Commercial Banks — 10.4%
Bank of America Corp.	102,567	4,280,121
Citigroup, Inc.	42,851	3,041,992
Citizens Financial Group, Inc.	18,613	762,575
East West Bancorp, Inc.	2,390	214,526
Fifth Third Bancorp	70,601	2,767,559
First Citizens Bancshares, Inc., Class A	153	283,680
Huntington Bancshares, Inc.	72,900	1,094,229
JPMorgan Chase & Co.	99,973	24,523,377
KeyCorp	33,936	542,637
M&T Bank Corp.	3,759	671,921
PNC Financial Services Group, Inc. (The)	11,566	2,032,956
Regions Financial Corp.	119,937	2,606,231
Truist Financial Corp.	64,730	2,663,640
U.S. Bancorp	40,031	1,690,109
Wells Fargo & Co.	122,905	8,823,350
Zions Bancorp NA	6,384	318,306
		56,317,209
Commercial Services & Supplies — 0.0%
Republic Services, Inc.	294	71,195
Communications Equipment — 1.6%
Cisco Systems, Inc.	139,870	8,631,378
Computers & Peripherals — 0.6%
Dell Technologies, Inc., Class C	861	78,480
Hewlett Packard Enterprise Co.	141,847	2,188,699
HP, Inc.	4,715	130,558
Sandisk Corp. *	5,006	238,336
Western Digital Corp. *	15,020	607,259
		3,243,332
Construction & Engineering — 0.0%
Quanta Services, Inc.	241	61,257
Construction Materials — 0.9%
CRH PLC	9,033	794,633
Martin Marietta Materials, Inc.	4,136	1,977,546
Vulcan Materials Co.	8,594	2,004,980
		4,777,159
Consumer Finance — 1.6%
Ally Financial, Inc.	52,963	1,931,561
Capital One Financial Corp.	22,460	4,027,078
Discover Financial Services	7,930	1,353,651
Synchrony Financial	25,544	1,352,299
		8,664,589
Consumer Staples Distribution & Retail — 1.4%
Dollar Tree, Inc. *	12,596	945,582
Kroger Co. (The)	64,415	4,360,251
Target Corp.	16,536	1,725,697
U.S. Foods Holding Corp. *	9,124	597,257
		7,628,787
Containers & Packaging — 0.6%
Amcor PLC	20,769	201,459
Ball Corp.	6,731	350,483
International Paper Co.	36,643	1,954,904
Packaging Corp. of America	2,898	573,862
Sonoco Products Co.	611	28,864
		3,109,572
Distributors — 0.4%
Genuine Parts Co.	2,990	356,229
LKQ Corp.	37,512	1,595,760
		1,951,989

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	388,562	$10,988,533
Verizon Communications, Inc.	182,986	8,300,245
		19,288,778
Electrical Equipment — 0.3%
AMETEK, Inc.	6,575	1,131,821
Emerson Electric Co.	2,442	267,741
NEXTracker, Inc., Class A *	695	29,287
		1,428,849
Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	84,494	3,868,135
Flex Ltd. *	24,951	825,379
Keysight Technologies, Inc. *	1,184	177,328
TD SYNNEX Corp.	1,605	166,856
TE Connectivity PLC	19,914	2,814,246
Teledyne Technologies, Inc. *	125	62,214
		7,914,158
Energy Equipment & Services — 0.5%
Baker Hughes Co.	49,652	2,182,205
Halliburton Co.	10,538	267,349
		2,449,554
Entertainment — 1.1%
Electronic Arts, Inc.	8,841	1,277,701
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	89,373
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	197,482
Take-Two Interactive Software, Inc. *	2,974	616,361
Walt Disney Co. (The)	28,038	2,767,351
Warner Bros Discovery, Inc. *@	74,693	801,456
		5,749,724
Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B *	25,243	13,443,917
Fidelity National Information Services, Inc.	27,979	2,089,472
Fiserv, Inc. *	11,916	2,631,410
Global Payments, Inc.	7,128	697,974
		18,862,773
Food Products — 2.3%
Archer-Daniels-Midland Co.	24,965	1,198,570
Bunge Global SA	12,845	981,615
Campbell's Co. (The)	3,702	147,784
Conagra Brands, Inc.	13,385	356,978
General Mills, Inc.	38,095	2,277,700
Hormel Foods Corp.	5,728	177,224
J.M. Smucker Co. (The)	880	104,201
Kraft Heinz Co. (The)	20,920	636,595
McCormick & Co., Inc.	1,921	158,117
Mondelez International, Inc., Class A	51,728	3,509,745
Post Holdings, Inc. *	973	113,218
Tyson Foods, Inc., Class A	41,844	2,670,066
		12,331,813
Ground Transportation — 1.1%
CSX Corp.	36,814	1,083,436
Norfolk Southern Corp.	16,359	3,874,629
U-Haul Holding Co.	16,335	966,705
	SHARES	VALUE†
U-Haul Holding Co. *@	1,815	$118,629
		6,043,399
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	35,000	4,642,750
Becton Dickinson & Co.	8,851	2,027,410
Boston Scientific Corp. *	4,174	421,073
Cooper Cos., Inc. (The) *	548	46,224
Edwards Lifesciences Corp. *	7,417	537,584
GE HealthCare Technologies, Inc.	23,244	1,876,023
Hologic, Inc. *	5,323	328,802
Medtronic PLC	35,985	3,233,612
STERIS PLC	3,097	701,935
Zimmer Biomet Holdings, Inc.	8,154	922,870
		14,738,283
Health Care Providers & Services — 7.3%
Centene Corp. *	19,196	1,165,389
Cigna Group (The)	19,065	6,272,385
CVS Health Corp.	58,448	3,959,852
Elevance Health, Inc.	12,222	5,316,081
Henry Schein, Inc. *	3,777	258,687
Humana, Inc.	7,918	2,095,103
Labcorp Holdings, Inc.	12,677	2,950,445
Quest Diagnostics, Inc.	18,783	3,178,083
UnitedHealth Group, Inc.	27,077	14,181,579
Universal Health Services, Inc., Class B	1,221	229,426
		39,607,030
Hotels, Restaurants & Leisure — 0.2%
Aramark	16,117	556,359
Carnival Corp. *	27,865	544,203
Hyatt Hotels Corp., Class A	900	110,250
MGM Resorts International *	2,440	72,322
		1,283,134
Household Durables — 2.5%
DR Horton, Inc.	32,358	4,113,673
Garmin Ltd.	11,585	2,515,451
Lennar Corp., Class A	23,116	2,653,254
Lennar Corp., Class B @	573	62,497
NVR, Inc. *	15	108,666
PulteGroup, Inc.	41,004	4,215,211
		13,668,752
Household Products — 0.0%
Church & Dwight Co., Inc.	483	53,174
Insurance — 5.9%
Aflac, Inc.	32,730	3,639,249
Allstate Corp. (The)	2,202	455,968
American International Group, Inc.	29,118	2,531,519
Arch Capital Group Ltd.	18,837	1,811,743
Chubb Ltd.	11,440	3,454,765
Cincinnati Financial Corp.	370	54,656
Everest Group Ltd.	1,837	667,437
F&G Annuities & Life, Inc.	103	3,713
Fidelity National Financial, Inc.	1,515	98,596
Hartford Insurance Group, Inc. (The)	46,016	5,693,560
Lincoln National Corp.	9,516	341,719
Loews Corp.	15,964	1,467,251
Markel Group, Inc. *	116	216,875
MetLife, Inc.	12,261	984,436
Old Republic International Corp.	5,321	208,690

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Principal Financial Group, Inc.	28,632	$2,415,682
Prudential Financial, Inc.	22,788	2,544,964
RenaissanceRe Holdings Ltd.	60	14,400
Travelers Cos., Inc. (The)	20,385	5,391,017
		31,996,240
IT Services — 0.6%
Akamai Technologies, Inc. *	1,649	132,745
Amdocs Ltd.	6,785	620,828
Cognizant Technology Solutions Corp., Class A	34,305	2,624,332
DXC Technology Co. *	2,868	48,899
Kyndryl Holdings, Inc. *	1,933	60,696
		3,487,500
Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,132	3,922,060
IQVIA Holdings, Inc. *	4,432	781,361
Revvity, Inc. @	1,932	204,406
Thermo Fisher Scientific, Inc.	7,432	3,698,163
		8,605,990
Machinery — 4.5%
Cummins, Inc.	10,946	3,430,914
Deere & Co.	6,907	3,241,800
Dover Corp.	6,916	1,215,003
Fortive Corp.	7,311	535,019
Ingersoll Rand, Inc.	14,939	1,195,568
Oshkosh Corp.	984	92,575
Otis Worldwide Corp.	23,695	2,445,324
PACCAR, Inc.	34,507	3,359,947
Parker-Hannifin Corp.	4,085	2,483,067
Pentair PLC	20,400	1,784,592
Snap-on, Inc.	6,351	2,140,350
Stanley Black & Decker, Inc.	14,985	1,152,047
Westinghouse Air Brake Technologies Corp.	5,333	967,140
Xylem, Inc.	415	49,576
		24,092,922
Media — 2.3%
Charter Communications, Inc., Class A *@	646	238,070
Comcast Corp., Class A	227,050	8,378,145
Fox Corp. Class A	24,883	1,408,378
Fox Corp. Class B	14,510	764,822
Interpublic Group of Cos., Inc. (The)	21,833	592,984
News Corp., Class A	8,320	226,470
News Corp., Class B	1,734	52,662
Paramount Global, Class B	25,564	305,746
Sirius XM Holdings, Inc. @	11,026	248,581
		12,215,858
Metals & Mining — 3.2%
Freeport-McMoRan, Inc.	106,539	4,033,566
Newmont Corp.	42,413	2,047,700
Nucor Corp.	36,250	4,362,325
Reliance, Inc.	9,348	2,699,235
Royal Gold, Inc.	725	118,545
Steel Dynamics, Inc.	32,246	4,033,330
		17,294,701
Oil, Gas & Consumable Fuels — 12.5%
Chevron Corp.	75,395	12,612,829
ConocoPhillips	78,040	8,195,761
Coterra Energy, Inc.	19,923	575,775
Devon Energy Corp.	27,320	1,021,768
	SHARES	VALUE†
Diamondback Energy, Inc.	8,816	$1,409,502
EOG Resources, Inc.	23,992	3,076,734
EQT Corp.	1,748	93,396
Exxon Mobil Corp.	195,442	23,243,917
Hess Corp.	4,673	746,418
HF Sinclair Corp.	471	15,486
Kinder Morgan, Inc.	75,243	2,146,683
Marathon Petroleum Corp.	27,020	3,936,544
Occidental Petroleum Corp.	34,021	1,679,276
ONEOK, Inc.	11,913	1,182,008
Phillips 66	21,477	2,651,980
Valero Energy Corp.	19,826	2,618,420
Williams Cos., Inc. (The)	39,209	2,343,130
		67,549,627
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	33,883	1,477,299
Southwest Airlines Co. @	18,667	626,838
United Airlines Holdings, Inc. *	13,740	948,747
		3,052,884
Personal Products — 0.4%
Kenvue, Inc.	81,979	1,965,856
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	51,925	3,166,906
Jazz Pharmaceuticals PLC *	4,730	587,230
Johnson & Johnson	65,991	10,943,947
Merck & Co., Inc.	13,215	1,186,178
Pfizer, Inc.	209,620	5,311,771
Viatris, Inc.	3,308	28,813
		21,224,845
Professional Services — 0.7%
Amentum Holdings, Inc. *@	6,136	111,675
Jacobs Solutions, Inc.	6,136	741,781
Leidos Holdings, Inc.	16,200	2,186,028
ManpowerGroup, Inc.	632	36,580
SS&C Technologies Holdings, Inc.	7,467	623,719
		3,699,783
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	2,497,898
Jones Lang LaSalle, Inc. *	1,249	309,640
		2,807,538
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. *	13,752	1,412,881
Analog Devices, Inc.	18,131	3,656,479
First Solar, Inc. *	248	31,355
Intel Corp.	111,234	2,526,124
Micron Technology, Inc.	49,569	4,307,050
ON Semiconductor Corp. *	10,923	444,457
Qorvo, Inc. *	11,125	805,561
Skyworks Solutions, Inc.	4,292	277,392
		13,461,299
Software — 1.0%
Gen Digital, Inc.	3,129	83,044
Roper Technologies, Inc.	366	215,786
Salesforce, Inc.	19,631	5,268,175
		5,567,005
Specialty Retail — 0.1%
CarMax, Inc. *	8,119	632,633
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	369,960
Trading Companies & Distributors — 0.0%
United Rentals, Inc.	396	248,173

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 1.5%
T-Mobile U.S., Inc.	29,534	$7,877,013
TOTAL COMMON STOCKS (Identified Cost $304,514,454)		538,692,765
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.040%	1,216,695	1,216,695
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	4,836	4,836
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,221,531)		1,221,531
Total Investments — 100.1% (Identified Cost $305,735,985)		539,914,296
Liabilities in excess of Cash and Other Assets — (0.1%)		(699,666)
Net Assets — 100.0%		$539,214,630
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $2,134,866.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.5%
AAR Corp. *	3,510	$196,525
AeroVironment, Inc. *	2,477	295,234
Astronics Corp., Class B *	693	16,677
Axon Enterprise, Inc. *	11	5,785
BWX Technologies, Inc.	3,927	387,398
Curtiss-Wright Corp.	2,577	817,605
Ducommun, Inc. *	1,489	86,407
Hexcel Corp.	4,093	224,133
Huntington Ingalls Industries, Inc.	370	75,495
Innovative Solutions & Support, Inc. *	3,248	20,430
Kratos Defense & Security Solutions, Inc. *@	11,721	347,996
Mercury Systems, Inc. *	4,277	184,296
Moog, Inc., Class A	2,730	473,245
National Presto Industries, Inc.	369	32,439
Park Aerospace Corp.	1,334	17,942
Textron, Inc.	1,666	120,368
V2X, Inc. *	1,491	73,134
Woodward, Inc.	4,322	788,722
		4,163,831
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,457	149,197
Expeditors International of Washington, Inc.	758	91,149
HUB Group, Inc., Class A	5,418	201,387
Radiant Logistics, Inc. *	6,146	37,798
		479,531
Automobile Components — 1.3%
Adient PLC *	4,024	51,749
American Axle & Manufacturing Holdings, Inc. *	3,721	15,144
Autoliv, Inc.	6,598	583,593
BorgWarner, Inc.	15,123	433,274
Cooper-Standard Holdings, Inc. *	1,153	17,664
Dana, Inc.	8,268	110,212
Dorman Products, Inc. *	2,833	341,490
Fox Factory Holding Corp. *	4,601	107,387
Gentex Corp.	15,377	358,284
Gentherm, Inc. *	3,773	100,890
Goodyear Tire & Rubber Co. (The) *	6,748	62,352
LCI Industries	2,757	241,045
Lear Corp.	2,663	234,930
Modine Manufacturing Co. *	5,416	415,678
Motorcar Parts of America, Inc. *	2,267	21,536
Patrick Industries, Inc. @	3,117	263,574
Phinia, Inc.	3,024	128,308
Standard Motor Products, Inc.	2,639	65,790
Stoneridge, Inc. *	2,727	12,517
Strattec Security Corp. *	941	37,132
Visteon Corp. *	2,696	209,264
XPEL, Inc. *@±	305	8,961
		3,820,774
Automobiles — 0.2%
Harley-Davidson, Inc. @	5,950	150,237
Rivian Automotive, Inc., Class A *@	14,455	179,965
Thor Industries, Inc. @	2,397	181,717
Winnebago Industries, Inc.	3,191	109,962
		621,881
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	16,480
Celsius Holdings, Inc. *@	2,162	77,011
Coca-Cola Consolidated, Inc.	715	965,250
MGP Ingredients, Inc.	1,851	54,382
	SHARES	VALUE†
Molson Coors Beverage Co., Class B	9,730	$592,265
National Beverage Corp.	7,326	304,322
		2,009,710
Biotechnology — 2.1%
Agios Pharmaceuticals, Inc. *	3,032	88,838
Aldeyra Therapeutics, Inc. *@	3,971	22,833
Alkermes PLC *	5,522	182,336
Allogene Therapeutics, Inc. *@	7,175	10,476
Anika Therapeutics, Inc. *	1,795	26,979
Arcus Biosciences, Inc. *	2,904	22,796
Beam Therapeutics, Inc. *	497	9,706
BioMarin Pharmaceutical, Inc. *	3,496	247,132
Biomea Fusion, Inc. *@	1,472	3,135
Catalyst Pharmaceuticals, Inc. *	5,207	126,270
Chinook Therapeutics, Inc. CVR *¶§	5,000	1,172
CRISPR Therapeutics AG *@	1,927	65,576
Cullinan Therapeutics, Inc. *	1,139	8,622
Dynavax Technologies Corp. *	7,915	102,658
Enanta Pharmaceuticals, Inc. *	1,585	8,749
Exact Sciences Corp. *	3,133	135,628
Exelixis, Inc. *	19,780	730,278
Fate Therapeutics, Inc. *	124	98
Halozyme Therapeutics, Inc. *	8,219	524,454
Incyte Corp. *	4,731	286,462
Insmed, Inc. *	2,821	215,214
Intellia Therapeutics, Inc. *@	2,590	18,415
Krystal Biotech, Inc. *	1,598	288,119
Kura Oncology, Inc. *	5,384	35,534
Kymera Therapeutics, Inc. *@	2,801	76,663
LENZ Therapeutics, Inc. *@	446	11,467
Mirati Therapeutics, Inc. CVR *¶§	1,395	1,559
Myriad Genetics, Inc. *	8,130	72,113
Natera, Inc. *	2,782	393,403
Neurocrine Biosciences, Inc. *	7,426	821,316
Nurix Therapeutics, Inc. *	2,828	33,597
PDL BioPharma, Inc. *@§	18,262	9,496
Prothena Corp. PLC *@	932	11,534
Relay Therapeutics, Inc. *	6,235	16,336
Replimune Group, Inc. *	2,590	25,252
Rocket Pharmaceuticals, Inc. *	3,576	23,852
Sage Therapeutics, Inc. *	2,194	17,442
Sarepta Therapeutics, Inc. *	2,651	169,187
Stoke Therapeutics, Inc. *@	2,970	19,750
Twist Bioscience Corp. *	2,997	117,662
United Therapeutics Corp. *	2,637	812,908
Veracyte, Inc. *	4,340	128,681
Xencor, Inc. *	2,792	29,707
Xenon Pharmaceuticals, Inc. *	338	11,340
		5,964,745
Broadline Retail — 0.3%
Dillard's, Inc., Class A @	780	279,341
Etsy, Inc. *	418	19,721
Kohl's Corp.	2,281	18,659
Macy's, Inc.	14,175	178,038
Ollie's Bargain Outlet Holdings, Inc. *	3,753	436,699
		932,458
Building Products — 2.6%
A.O. Smith Corp.	8,970	586,279
AAON, Inc.	4,843	378,384
Advanced Drainage Systems, Inc.	7,209	783,258
Allegion PLC	1,427	186,166
American Woodmark Corp. *	1,353	79,597
Apogee Enterprises, Inc.	2,316	107,300
Armstrong World Industries, Inc.	4,365	614,941

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
AZZ, Inc.	2,363	$197,570
Carlisle Cos., Inc.	609	207,364
CSW Industrials, Inc.	1,174	342,244
Fortune Brands Innovations, Inc.	961	58,506
Gibraltar Industries, Inc. *	3,042	178,444
Insteel Industries, Inc.	2,278	59,911
Masco Corp.	5,470	380,384
Owens Corning	6,683	954,466
Quanex Building Products Corp.	3,350	62,277
Resideo Technologies, Inc. *	681	12,054
Simpson Manufacturing Co., Inc.	4,397	690,681
Trex Co., Inc. *	10,131	588,611
UFP Industries, Inc.	5,671	607,024
Zurn Elkay Water Solutions Corp.	14,150	466,667
		7,542,128
Capital Markets — 3.4%
Acadian Asset Management, Inc.	2,826	73,080
Affiliated Managers Group, Inc.	3,775	634,313
Artisan Partners Asset Management, Inc., Class A	6,206	242,655
B Riley Financial, Inc. @	1,204	4,659
BGC Group, Inc., Class A	30,567	280,299
Carlyle Group, Inc. (The)	9,519	414,933
Cohen & Steers, Inc.	5,127	411,442
Diamond Hill Investment Group, Inc.	204	29,139
Donnelley Financial Solutions, Inc. *	2,776	121,339
Evercore, Inc., Class A	3,659	730,776
Federated Hermes, Inc.	7,863	320,575
Franklin Resources, Inc.	13,466	259,221
Hamilton Lane, Inc., Class A @	1,792	266,417
Houlihan Lokey, Inc.	1,002	161,823
Invesco Ltd.	24,055	364,914
Janus Henderson Group PLC	14,636	529,091
Jefferies Financial Group, Inc.	21,621	1,158,237
Lazard, Inc. @	6,742	291,929
MarketAxess Holdings, Inc.	710	153,609
Moelis & Co., Class A	571	33,324
Morningstar, Inc.	2,847	853,730
Open Lending Corp. *@	2,793	7,709
Oppenheimer Holdings, Inc., Class A	1,244	74,180
Piper Sandler Cos.	1,880	465,601
PJT Partners, Inc., Class A	1,422	196,065
SEI Investments Co.	4,732	367,345
Silvercrest Asset Management Group, Inc., Class A	759	12,417
StepStone Group, Inc., Class A	446	23,295
Stifel Financial Corp.	6,170	581,584
StoneX Group, Inc. *	4,677	357,229
Victory Capital Holdings, Inc., Class A	982	56,828
Virtu Financial, Inc., Class A	3,211	122,403
Virtus Investment Partners, Inc.	676	116,515
Westwood Holdings Group, Inc.	1,157	18,743
WisdomTree, Inc.	4,286	38,231
		9,773,650
Chemicals — 2.3%
AdvanSix, Inc.	3,198	72,435
Albemarle Corp. @	750	54,015
American Vanguard Corp.	3,554	15,638
	SHARES	VALUE†
Ashland, Inc.	2,718	$161,150
Avient Corp.	10,014	372,120
Axalta Coating Systems Ltd. *	16,030	531,715
Balchem Corp.	3,494	580,004
Cabot Corp.	5,463	454,194
Celanese Corp.	1,157	65,683
CF Industries Holdings, Inc.	824	64,396
Chemours Co. (The)	7,387	99,946
Core Molding Technologies, Inc. *	1,500	22,800
Eastman Chemical Co.	3,373	297,195
Ecovyst, Inc. *@	5,086	31,533
Element Solutions, Inc.	21,963	496,583
FMC Corp.	2,021	85,266
Hawkins, Inc.	1,939	205,379
HB Fuller Co.	5,803	325,664
Huntsman Corp.	9,262	146,247
Ingevity Corp. *	1,259	49,844
Innospec, Inc.	2,704	256,204
Intrepid Potash, Inc. *	750	22,043
Koppers Holdings, Inc.	2,308	64,624
Kronos Worldwide, Inc.	2,278	17,039
LSB Industries, Inc. *@	2,602	17,147
Mativ Holdings, Inc.	3,615	22,521
Minerals Technologies, Inc.	3,081	195,859
Mosaic Co. (The)	9,271	250,410
NewMarket Corp.	504	285,491
Olin Corp.	3,715	90,052
Orion SA	3,504	45,307
Quaker Chemical Corp. @	784	96,910
RPM International, Inc.	4,352	503,439
Sensient Technologies Corp.	4,568	339,996
Stepan Co.	2,418	133,087
Tronox Holdings PLC	1,464	10,307
		6,482,243
Commercial Banks — 10.4%
1st Source Corp.	2,546	152,276
Amalgamated Financial Corp.	477	13,714
Amerant Bancorp, Inc.	661	13,643
Ameris Bancorp	7,199	414,446
AmeriServ Financial, Inc.	4,400	10,692
Arrow Financial Corp.	2,279	59,915
Associated Banc-Corp.	15,878	357,731
Atlantic Union Bankshares Corp.	9,016	280,758
Axos Financial, Inc. *	3,826	246,853
BancFirst Corp.	3,303	362,901
Bancorp, Inc. (The) *	4,840	255,746
Bank of Hawaii Corp.	3,456	238,360
Bank of Marin Bancorp	1,580	34,871
Bank OZK	4,569	198,523
BankUnited, Inc.	3,310	113,996
Bankwell Financial Group, Inc.	326	9,839
Banner Corp.	3,355	213,948
Bar Harbor Bankshares	2,089	61,625
BCB Bancorp, Inc.	878	8,657
Berkshire Hills Bancorp, Inc.	3,188	83,175
BOK Financial Corp.	5,182	539,705
Bridgewater Bancshares, Inc. *	700	9,723
Brookline Bancorp, Inc.	7,431	80,998
Burke & Herbert Financial Services Corp.	197	11,054
Business First Bancshares, Inc.	553	13,466

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Byline Bancorp, Inc.	1,299	$33,982
C&F Financial Corp.	466	31,404
Cadence Bank	15,454	469,183
Camden National Corp.	1,756	71,065
Capital City Bank Group, Inc.	1,890	67,964
Capitol Federal Financial, Inc.	5,302	29,691
Carter Bankshares, Inc. *	711	11,504
Cathay General Bancorp	7,259	312,355
Central Pacific Financial Corp.	3,116	84,257
Citizens & Northern Corp.	852	17,142
Citizens Community Bancorp, Inc.	400	5,752
Citizens Financial Group, Inc.	9,000	368,730
City Holding Co.	1,327	155,883
Civista Bancshares, Inc.	270	5,276
CNB Financial Corp.	2,264	50,374
Coastal Financial Corp. *	555	50,178
Columbia Financial, Inc. *	2,819	42,285
Comerica, Inc.	7,707	455,175
Commerce Bancshares, Inc.	9,452	588,198
Community Financial System, Inc.	4,718	268,265
Community Trust Bancorp, Inc.	1,552	78,159
Community West Bancshares	1,638	30,270
ConnectOne Bancorp, Inc.	3,358	81,633
Cullen/Frost Bankers, Inc.	3,828	479,266
Customers Bancorp, Inc. *	3,713	186,393
CVB Financial Corp.	13,166	243,044
Dime Community Bancshares, Inc.	3,168	88,324
Eagle Bancorp, Inc.	1,459	30,639
East West Bancorp, Inc.	9,740	874,262
Enterprise Bancorp, Inc.	331	12,886
Enterprise Financial Services Corp.	2,901	155,900
Equity Bancshares, Inc., Class A	1,470	57,918
Esquire Financial Holdings, Inc.	569	42,891
ESSA Bancorp, Inc.	1,900	35,815
Farmers & Merchants Bancorp, Inc.	1,205	28,812
Farmers National Banc Corp.	3,991	52,083
FB Financial Corp.	2,735	126,795
Financial Institutions, Inc.	1,855	46,301
First BanCorp	18,672	357,942
First BanCorp	3,381	135,713
First Bancorp, Inc. (The)	1,876	46,375
First Bancshares, Inc. (The)	1,367	46,218
First Busey Corp.	5,571	120,334
First Business Financial Services, Inc.	551	25,980
First Commonwealth Financial Corp.	9,286	144,304
First Community Bankshares, Inc.	1,982	74,702
First Financial Bancorp	8,992	224,620
First Financial Bankshares, Inc.	14,820	532,334
First Financial Corp.	1,395	68,327
First Foundation, Inc. @	1,921	9,970
First Hawaiian, Inc.	1,200	29,328
First Horizon Corp.	28,413	551,780
First Internet Bancorp	1,018	27,262
First Interstate Bancsystem, Inc., Class A	4,291	122,937
First Merchants Corp.	5,621	227,313
First Mid Bancshares, Inc.	500	17,450
First of Long Island Corp. (The)	2,295	28,343
Flagstar Financial, Inc. @	1,739	20,207
Flushing Financial Corp.	3,899	49,517
FNB Corp.	22,576	303,647
FS Bancorp, Inc.	962	36,566
Fulton Financial Corp.	15,678	283,615
German American Bancorp, Inc.	3,217	120,637
	SHARES	VALUE†
Glacier Bancorp, Inc.	11,842	$523,653
Great Southern Bancorp, Inc.	1,275	70,597
Hancock Whitney Corp.	6,503	341,082
Hanmi Financial Corp.	3,586	81,259
HarborOne Bancorp, Inc.	6,045	62,687
Heritage Commerce Corp.	3,576	34,044
Heritage Financial Corp.	4,162	101,261
Hilltop Holdings, Inc.	6,244	190,130
Hingham Institution For Savings (The)	236	56,121
Home Bancorp, Inc.	994	44,531
Home BancShares, Inc.	13,006	367,680
HomeStreet, Inc. *	1,747	20,510
HomeTrust Bancshares, Inc.	2,255	77,301
Hope Bancorp, Inc.	11,541	120,834
Horizon Bancorp, Inc.	3,103	46,793
Independent Bank Corp.	3,858	241,704
Independent Bank Corp.	600	18,474
International Bancshares Corp.	5,903	372,243
Kearny Financial Corp.	4,719	29,541
KeyCorp	26,535	424,295
Lakeland Financial Corp.	2,447	145,450
Live Oak Bancshares, Inc.	847	22,581
Mercantile Bank Corp.	1,601	69,547
Metropolitan Bank Holding Corp. *	321	17,973
Midland States Bancorp, Inc.	1,086	18,592
MidWestOne Financial Group, Inc.	613	18,151
National Bank Holdings Corp., Class A	3,376	129,200
NBT Bancorp, Inc.	4,206	180,437
Nicolet Bankshares, Inc.	1,020	111,139
Northeast Bank	896	82,020
Northfield Bancorp, Inc.	5,020	54,768
Northrim BanCorp, Inc.	836	61,212
Northwest Bancshares, Inc.	12,344	148,375
OceanFirst Financial Corp.	4,432	75,388
OFG Bancorp	4,058	162,401
Old National Bancorp	28,203	597,622
Old Second Bancorp, Inc.	2,244	37,340
Origin Bancorp, Inc.	1,342	46,527
Pacific Premier Bancorp, Inc.	6,186	131,885
Park National Corp.	1,732	262,225
Pathward Financial, Inc.	2,146	156,551
Peapack-Gladstone Financial Corp.	1,992	56,573
Penns Woods Bancorp, Inc.	1,138	31,762
Peoples Bancorp, Inc.	3,204	95,031
Pinnacle Financial Partners, Inc.	3,365	356,825
Popular, Inc.	7,138	659,337
Preferred Bank	1,186	99,221
Primis Financial Corp.	1,858	18,153
Prosperity Bancshares, Inc.	5,491	391,893
Provident Financial Holdings, Inc. @	1,124	16,399
Provident Financial Services, Inc.	8,674	148,933
QCR Holdings, Inc.	1,658	118,249
Renasant Corp.	5,355	181,695
Republic Bancorp, Inc., Class A	1,997	127,449
Riverview Bancorp, Inc. @	2,557	14,447
S&T Bancorp, Inc.	3,996	148,052
Sandy Spring Bancorp, Inc.	1,973	55,145
Seacoast Banking Corp. of Florida	5,003	128,727
ServisFirst Bancshares, Inc.	5,630	465,038
Sierra Bancorp	1,529	42,629
Simmons First National Corp., Class A	7,315	150,177
Southern First Bancshares, Inc. *	923	30,385
Southern Missouri Bancorp, Inc.	686	35,686
Southside Bancshares, Inc.	3,368	97,537
SouthState Corp.	8,044	746,644

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Stellar Bancorp, Inc.	3,386	$93,657
Stock Yards Bancorp, Inc.	2,936	202,760
Synovus Financial Corp.	7,875	368,077
Territorial Bancorp, Inc.	1,557	13,048
Texas Capital Bancshares, Inc. *	3,132	233,960
TFS Financial Corp.	3,750	46,462
Timberland Bancorp, Inc.	921	27,768
Tompkins Financial Corp.	1,559	98,186
Towne Bank	5,809	198,610
TriCo Bancshares	2,959	118,271
Triumph Financial, Inc. *	2,441	141,090
TrustCo Bank Corp.	1,746	53,218
Trustmark Corp.	5,770	199,007
UMB Financial Corp.	7,466	754,813
United Bankshares, Inc.	12,088	419,091
United Community Banks, Inc.	8,563	240,877
Univest Financial Corp.	3,363	95,375
Valley National Bancorp	27,653	245,835
Veritex Holdings, Inc.	3,570	89,143
WaFd, Inc.	6,377	182,255
Washington Trust Bancorp, Inc.	2,001	61,751
Webster Financial Corp.	10,588	545,811
WesBanco, Inc.	8,472	262,293
West BanCorp, Inc.	1,763	35,154
Westamerica BanCorp	2,658	134,575
Western Alliance Bancorp	5,446	418,416
Western New England Bancorp, Inc.	3,161	29,397
Wintrust Financial Corp.	5,640	634,274
WSFS Financial Corp.	6,445	334,302
Zions Bancorp NA	10,151	506,129
		29,915,806
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,300	298,368
ACCO Brands Corp.	6,694	28,048
Brady Corp., Class A	4,578	323,390
Brink's Co. (The)	4,524	389,788
Casella Waste Systems, Inc., Class A *	5,815	648,431
CECO Environmental Corp. *@	4,211	96,011
Cimpress PLC *	1,426	64,498
Clean Harbors, Inc. *	4,977	980,967
Deluxe Corp.	2,134	33,738
Driven Brands Holdings, Inc. *	1,606	27,527
Ennis, Inc.	3,110	62,480
HNI Corp.	4,225	187,379
Interface, Inc.	5,834	115,747
Liquidity Services, Inc. *	3,228	100,100
Matthews International Corp., Class A	3,151	70,078
MillerKnoll, Inc.	3,785	72,445
MSA Safety, Inc.	4,031	591,307
NL Industries, Inc.	4,571	36,111
OPENLANE, Inc. *	2,720	52,442
Steelcase, Inc., Class A	9,338	102,344
Tetra Tech, Inc.	25,245	738,416
UniFirst Corp.	1,530	266,220
Vestis Corp.	6,146	60,845
Virco Mfg. Corp. @	2,494	23,593
VSE Corp. @	1,412	169,426
		5,539,699
	SHARES	VALUE†
Communications Equipment — 1.3%
BK Technologies Corp. *@	400	$15,688
Calix, Inc. *	2,992	106,036
Ciena Corp. *	15,659	946,273
Clearfield, Inc. *@	2,380	70,734
Comtech Telecommunications Corp. *@	3,207	5,131
Digi International, Inc. *	3,397	94,539
Extreme Networks, Inc. *	859	11,365
F5, Inc. *	3,709	987,595
Harmonic, Inc. *	10,330	99,065
Juniper Networks, Inc.	15,627	565,541
KVH Industries, Inc. *	2,387	12,627
Lantronix, Inc. *@	1,100	2,739
Lumentum Holdings, Inc. *@	2,897	180,599
NETGEAR, Inc. *	3,539	86,564
NetScout Systems, Inc. *	8,182	171,904
Optical Cable Corp. *	374	1,043
Viasat, Inc. *@	1,242	12,942
Viavi Solutions, Inc. *	21,651	242,275
		3,612,660
Computers & Peripherals — 0.1%
AstroNova, Inc. *	1,572	14,447
Pure Storage, Inc., Class A *	3,796	168,049
Western Digital Corp. *	3,166	128,001
Xerox Holdings Corp. @	5,031	24,300
		334,797
Construction & Engineering — 2.0%
AECOM	4,153	385,108
Ameresco, Inc., Class A *	3,289	39,731
API Group Corp. *	1,595	57,037
Arcosa, Inc.	1,853	142,903
Comfort Systems USA, Inc.	2,209	712,027
Dycom Industries, Inc. *	3,171	483,070
EMCOR Group, Inc.	287	106,084
Everus Construction Group, Inc. *	2,821	104,631
Fluor Corp. *	6,585	235,875
Granite Construction, Inc. @	4,358	328,593
Great Lakes Dredge & Dock Corp. *	7,436	64,693
IES Holdings, Inc. *@	1,933	319,158
MasTec, Inc. *	6,602	770,519
Matrix Service Co. *	4,086	50,789
MYR Group, Inc. *	1,601	181,057
Northwest Pipe Co. *	1,211	50,014
Primoris Services Corp.	5,218	299,565
Sterling Infrastructure, Inc. *	2,663	301,478
Tutor Perini Corp. *	3,153	73,087
Valmont Industries, Inc.	1,958	558,755
WillScot Holdings Corp. @	18,315	509,157
		5,773,331
Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	319,357
Knife River Corp. *	2,821	254,482
U.S. Lime & Minerals, Inc.	3,565	315,075
		888,914
Consumer Finance — 1.1%
Ally Financial, Inc.	6,410	233,773
Atlanticus Holdings Corp. *	1,788	91,456
Bread Financial Holdings, Inc.	856	42,869
Consumer Portfolio Services, Inc. *	3,813	33,059

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Credit Acceptance Corp. *@	760	$392,426
Encore Capital Group, Inc. *	2,787	95,538
Enova International, Inc. *	2,405	232,227
Ezcorp, Inc., Class A *	5,994	88,232
FirstCash Holdings, Inc.	2,667	320,894
Green Dot Corp., Class A *	4,505	38,022
LendingClub Corp. *	1,512	15,604
Navient Corp.	11,475	144,929
Nelnet, Inc., Class A	2,441	270,780
OneMain Holdings, Inc.	7,656	374,225
PRA Group, Inc. *	4,120	84,954
PROG Holdings, Inc.	4,487	119,354
Regional Management Corp.	1,467	44,171
SLM Corp. @	14,278	419,345
SoFi Technologies, Inc. *	12,464	144,956
World Acceptance Corp. *	599	75,804
		3,262,618
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	2,354	51,764
Andersons, Inc. (The)	4,055	174,081
BJ's Wholesale Club Holdings, Inc. *	4,618	526,914
Casey's General Stores, Inc.	2,455	1,065,568
Chefs' Warehouse, Inc. (The) *	4,636	252,477
Grocery Outlet Holding Corp. *@	2,734	38,221
Ingles Markets, Inc., Class A	1,973	128,502
Natural Grocers by Vitamin Cottage, Inc.	2,710	108,942
Performance Food Group Co. *	9,263	728,350
PriceSmart, Inc.	3,201	281,208
SpartanNash Co.	3,686	74,678
Sprouts Farmers Market, Inc. *	7,149	1,091,223
U.S. Foods Holding Corp. *	13,615	891,238
United Natural Foods, Inc. *	1,873	51,302
Village Super Market, Inc., Class A	830	31,548
Weis Markets, Inc.	2,943	226,758
		5,722,774
Containers & Packaging — 1.3%
Amcor PLC	16,740	162,378
AptarGroup, Inc.	5,666	840,721
Avery Dennison Corp.	184	32,747
Ball Corp.	453	23,588
Berry Global Group, Inc.	9,609	670,804
Crown Holdings, Inc.	3,202	285,811
Graphic Packaging Holding Co. @	8,918	231,511
Greif, Inc., Class A	2,553	140,390
Greif, Inc., Class B	715	42,385
Myers Industries, Inc.	4,361	52,027
O-I Glass, Inc. *	8,143	93,400
Packaging Corp. of America	317	62,772
Sealed Air Corp.	6,808	196,751
Silgan Holdings, Inc.	11,743	600,302
Sonoco Products Co.	4,592	216,926
TriMas Corp.	5,102	119,540
		3,772,053
Distributors — 0.2%
A-Mark Precious Metals, Inc.	2,332	59,163
Genuine Parts Co.	1,314	156,550
LKQ Corp.	3,492	148,550
Pool Corp.	660	210,111
Weyco Group, Inc.	1,043	31,790
		606,164
	SHARES	VALUE†
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	3,867	$389,175
American Public Education, Inc. *	1,928	43,033
Bright Horizons Family Solutions, Inc. *	1,895	240,741
Carriage Services, Inc.	2,272	88,040
Chegg, Inc. *	3,873	2,475
Duolingo, Inc. *	500	155,270
European Wax Center, Inc., Class A *@	583	2,303
Frontdoor, Inc. *	4,679	179,767
Graham Holdings Co., Class B	388	372,814
Grand Canyon Education, Inc. *	3,285	568,371
H&R Block, Inc.	11,646	639,482
Laureate Education, Inc. *	3,916	80,082
OneSpaWorld Holdings Ltd.	2,259	37,928
Perdoceo Education Corp.	6,976	175,656
Service Corp. International	7,334	588,187
Strategic Education, Inc.	2,650	222,494
Stride, Inc. *	4,184	529,276
		4,315,094
Diversified Telecommunication Services — 0.1%
Anterix, Inc. *	1,066	39,016
ATN International, Inc.	1,200	24,372
Bandwidth, Inc., Class A *	766	10,035
Costa Communications, Inc. CVR @*¶§	354	40
IDT Corp., Class B	1,342	68,858
Iridium Communications, Inc.	3,745	102,313
Liberty Latin America Ltd., Class A *@	1,600	10,128
Liberty Latin America Ltd., Class C *@	10,810	67,130
Shenandoah Telecommunications Co.	6,413	80,611
		402,503
Electric Utilities — 1.7%
ALLETE, Inc.	4,869	319,893
Alliant Energy Corp.	8,696	559,588
Evergy, Inc.	7,556	520,986
Genie Energy Ltd., Class B	2,213	33,306
Hawaiian Electric Industries, Inc. *	4,122	45,136
IDACORP, Inc.	2,837	329,716
MGE Energy, Inc.	3,771	350,552
NRG Energy, Inc.	5,073	484,269
OGE Energy Corp.	10,049	461,852
Otter Tail Corp.	4,597	369,461
Pinnacle West Capital Corp.	5,960	567,690
Portland General Electric Co.	5,648	251,901
TXNM Energy, Inc.	9,280	496,294
		4,790,644
Electrical Equipment — 1.1%
Acuity, Inc.	2,347	618,082
Allient, Inc.	1,626	35,740
Atkore, Inc.	3,999	239,900
EnerSys	3,615	331,062
Generac Holdings, Inc. *	265	33,562
Hubbell, Inc.	34	11,251
LSI Industries, Inc.	3,137	53,329
NEXTracker, Inc., Class A *	3,948	166,369
nVent Electric PLC	3,043	159,514
Powell Industries, Inc. @	1,101	187,533
Preformed Line Products Co. @	539	75,509
Regal Rexnord Corp.	6,071	691,183
Sensata Technologies Holding PLC	7,316	177,559
Sunrun, Inc. *	6,232	36,520
Thermon Group Holdings, Inc. *	3,577	99,619
Vicor Corp. *	3,445	161,157
		3,077,889

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	3,308	$315,286
Arrow Electronics, Inc. *	5,952	617,996
Avnet, Inc.	8,026	385,970
Badger Meter, Inc.	3,103	590,346
Bel Fuse, Inc., Class B @	1,421	106,376
Belden, Inc.	4,607	461,852
Benchmark Electronics, Inc.	3,809	144,856
Climb Global Solutions, Inc. @	315	34,889
Cognex Corp.	4,736	141,275
Crane NXT Co. @	3,089	158,775
CTS Corp.	3,522	146,339
ePlus, Inc. *	1,591	97,099
Fabrinet *	3,763	743,230
FARO Technologies, Inc. *	2,298	62,735
Flex Ltd. *	22,671	749,957
Insight Enterprises, Inc. *	2,997	449,520
IPG Photonics Corp. *	1,315	83,029
Itron, Inc. *	4,157	435,487
Jabil, Inc.	338	45,992
Key Tronic Corp. *	1,700	4,386
Kimball Electronics, Inc. *	2,987	49,136
Knowles Corp. *	3,541	53,823
Littelfuse, Inc.	1,865	366,920
Methode Electronics, Inc.	4,122	26,298
Napco Security Technologies, Inc.	4,363	100,436
nLight, Inc. *	1,098	8,531
Novanta, Inc. *	3,723	476,060
OSI Systems, Inc. *@	1,764	342,816
PC Connection, Inc.	2,926	182,641
Plexus Corp. *	2,671	342,235
Richardson Electronics Ltd. @	1,505	16,796
Rogers Corp. *	2,017	136,208
Sanmina Corp. *	6,015	458,223
ScanSource, Inc. *	2,807	95,466
TD SYNNEX Corp.	3,515	365,419
Trimble, Inc. *	7,608	499,465
TTM Technologies, Inc. *	10,405	213,407
Vishay Intertechnology, Inc.	11,850	188,415
Vishay Precision Group, Inc. *	1,694	40,809
Vontier Corp.	8,347	274,199
Zebra Technologies Corp., Class A *	953	269,280
		10,281,978
Energy Equipment & Services — 1.1%
Archrock, Inc.	12,231	320,941
Bristow Group, Inc. *	1,579	49,865
Cactus, Inc., Class A	3,486	159,763
ChampionX Corp.	6,255	186,399
Core Laboratories, Inc. @	998	14,960
Expro Group Holdings NV *	837	8,320
Helix Energy Solutions Group, Inc. *	8,345	69,347
Helmerich & Payne, Inc.	2,724	71,151
Innovex International, Inc. *	2,081	37,375
Liberty Energy, Inc.	11,763	186,208
Nabors Industries Ltd. *@	539	22,482
Natural Gas Services Group, Inc. *	2,179	47,873
Newpark Resources, Inc. *	5,904	34,302
Noble Corp. PLC	2,483	58,847
NOV, Inc.	18,181	276,715
	SHARES	VALUE†
Oceaneering International, Inc. *	1,554	$33,893
Oil States International, Inc. *	3,584	18,458
ProPetro Holding Corp. *	4,527	33,273
RPC, Inc.	8,542	46,981
SEACOR Marine Holdings, Inc. *@	3,233	16,359
Select Water Solutions, Inc.	3,073	32,267
Solaris Energy Infrastructure, Inc.	1,000	21,760
TechnipFMC PLC	23,392	741,292
TETRA Technologies, Inc. *	8,698	29,225
Tidewater, Inc. *@	2,915	123,217
Transocean Ltd. *@	43,549	138,050
Valaris Ltd. *@	1,881	73,848
Weatherford International PLC	4,378	234,442
		3,087,613
Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A *@	934	40,974
Atlanta Braves Holdings, Inc., Class C *	2,620	104,826
Cinemark Holdings, Inc. @	7,484	186,277
IMAX Corp. *@	2,245	59,156
Liberty Media Corp.-Liberty Formula One, Class C *	2,610	234,926
Liberty Media Corp.-Liberty Live, Class A *	650	43,706
Liberty Media Corp.-Liberty Live, Class C *	836	56,965
Lions Gate Entertainment Corp., Class B *	6,300	49,896
Madison Square Garden Entertainment Corp. *	432	14,144
Madison Square Garden Sports Corp. *	404	78,667
Marcus Corp. (The)	3,100	51,739
Sphere Entertainment Co. *@	432	14,135
Warner Music Group Corp., Class A	1,140	35,739
		971,150
Financial Services — 1.8%
Acacia Research Corp. *@	1,995	6,384
Alerus Financial Corp.	466	8,602
AvidXchange Holdings, Inc. *	1,863	15,798
Cantaloupe, Inc. *	3,505	27,584
Cass Information Systems, Inc.	1,499	64,832
Equitable Holdings, Inc.	4,600	239,614
Essent Group Ltd.	4,642	267,936
Euronet Worldwide, Inc. *	2,053	219,363
EVERTEC, Inc.	2,063	75,857
Federal Agricultural Mortgage Corp., Class C	923	173,072
Flywire Corp. *	4,301	40,859
I3 Verticals, Inc., Class A *	1,470	36,265
International Money Express, Inc. *	1,977	24,950
Jack Henry & Associates, Inc.	2,212	403,911
Jackson Financial, Inc., Class A	1,992	166,890
Marqeta, Inc., Class A *	3,982	16,406
MGIC Investment Corp.	11,104	275,157
Mr. Cooper Group, Inc. *	4,998	597,761
NMI Holdings, Inc. *	7,878	284,002
PennyMac Financial Services, Inc.	1,706	170,788
Radian Group, Inc.	7,144	236,252
Shift4 Payments, Inc., Class A *	2,548	208,197
Toast, Inc., Class A *	4,111	136,362
Voya Financial, Inc.	9,648	653,748
Walker & Dunlop, Inc.	3,120	266,323
Waterstone Financial, Inc.	2,966	39,893
Western Union Co. (The)	10,417	110,212

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
WEX, Inc. *	2,059	$323,304
		5,090,322
Food Products — 1.8%
Alico, Inc.	713	21,276
B&G Foods, Inc. @	5,620	38,609
Bunge Global SA	517	39,509
Cal-Maine Foods, Inc.	4,125	374,963
Calavo Growers, Inc.	2,189	52,514
Campbell's Co. (The)	10,241	408,821
Conagra Brands, Inc.	4,537	121,002
Darling Ingredients, Inc. *	13,438	419,803
Flowers Foods, Inc.	10,685	203,122
Fresh Del Monte Produce, Inc.	5,010	154,458
Freshpet, Inc. *	870	72,358
Hain Celestial Group, Inc. (The) *	2,490	10,334
Hormel Foods Corp.	688	21,287
Ingredion, Inc.	3,754	507,578
J&J Snack Foods Corp.	1,747	230,115
J.M. Smucker Co. (The)	2,567	303,958
John B Sanfilippo & Son, Inc.	981	69,514
Lamb Weston Holdings, Inc.	456	24,305
Lancaster Colony Corp.	2,908	508,900
Lifeway Foods, Inc. *@	1,756	42,934
Limoneira Co. @	2,072	36,716
Mission Produce, Inc. *	1,256	13,163
Pilgrim's Pride Corp. *	5,624	306,564
Post Holdings, Inc. *	4,776	555,735
Seaboard Corp.	42	113,279
Seneca Foods Corp., Class A *	800	71,232
Simply Good Foods Co. (The) *	4,321	149,031
Tootsie Roll Industries, Inc. @	5,057	159,204
TreeHouse Foods, Inc. *	2,393	64,826
Utz Brands, Inc.	1,291	18,177
Vital Farms, Inc. *	2,774	84,524
		5,197,811
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,106	270,474
MDU Resources Group, Inc.	11,285	190,829
National Fuel Gas Co.	4,000	316,760
New Jersey Resources Corp.	9,687	475,244
Northwest Natural Holding Co.	3,354	143,283
ONE Gas, Inc.	5,011	378,782
RGC Resources, Inc.	600	12,522
Southwest Gas Holdings, Inc.	4,019	288,564
Spire, Inc.	4,808	376,226
UGI Corp.	6,235	206,191
		2,658,875
Ground Transportation — 1.0%
ArcBest Corp.	2,227	157,182
Avis Budget Group, Inc. *@	279	21,176
Covenant Logistics Group, Inc.	1,720	38,184
Heartland Express, Inc.	8,017	73,917
JB Hunt Transport Services, Inc.	221	32,697
Knight-Swift Transportation Holdings, Inc.	10,914	474,650
Landstar System, Inc.	2,867	430,623
Marten Transport Ltd.	7,902	108,416
PAMT Corp. *	2,517	30,556
RXO, Inc. *@	1,530	29,223
Saia, Inc. *	1,087	379,830
Schneider National, Inc., Class B	1,500	34,275
U-Haul Holding Co.	9,522	563,512
	SHARES	VALUE†
U-Haul Holding Co. *@	1,058	$69,151
Universal Logistics Holdings, Inc. @	2,551	66,938
Werner Enterprises, Inc.	6,118	179,257
XPO, Inc. *	2,025	217,850
		2,907,437
Health Care — 0.0%
Aduro Biotech, Inc. CVR *¶§	237	—
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc. *	275	43,687
AngioDynamics, Inc. *	2,110	19,813
Artivion, Inc. *	5,028	123,588
AtriCure, Inc. *	1,614	52,068
Avanos Medical, Inc. *	2,452	35,137
Axogen, Inc. *	2,643	48,896
Baxter International, Inc.	560	19,169
CONMED Corp. @	2,255	136,179
Cooper Cos., Inc. (The) *	731	61,660
Dentsply Sirona, Inc.	5,967	89,147
Electromed, Inc. *	2,175	51,895
Embecta Corp.	2,452	31,263
Enovis Corp. *	2,982	113,942
Envista Holdings Corp. *	7,727	133,368
FONAR Corp. *	1,282	17,961
Globus Medical, Inc., Class A *	8,354	611,513
Haemonetics Corp. *	5,164	328,172
Hologic, Inc. *	1,593	98,400
Insulet Corp. *	999	262,347
Integer Holdings Corp. *	3,152	371,968
Integra LifeSciences Holdings Corp. *@	6,371	140,098
iRadimed Corp.	704	36,946
Lantheus Holdings, Inc. *	3,768	367,757
LeMaitre Vascular, Inc.	1,935	162,346
LENSAR, Inc. *	1,385	19,556
LivaNova PLC *	2,251	88,419
Masimo Corp. *	1,465	244,069
Merit Medical Systems, Inc. *	3,513	371,359
Neogen Corp. *	10,822	93,827
Omnicell, Inc. *	4,593	160,571
OraSure Technologies, Inc. *	6,967	23,479
OrthoPediatrics Corp. *@	1,252	30,837
Penumbra, Inc. *	1,986	531,076
QuidelOrtho Corp. *	446	15,597
Semler Scientific, Inc. *@	300	10,860
STAAR Surgical Co. *	1,276	22,496
Surmodics, Inc. *	1,788	54,588
Tactile Systems Technology, Inc. *	1,239	16,380
Teleflex, Inc.	992	137,084
UFP Technologies, Inc. *	913	184,161
Utah Medical Products, Inc.	630	35,305
Varex Imaging Corp. *	578	6,705
		5,403,689
Health Care Providers & Services — 3.2%
ABIOMED, Inc. CVR *¶§	90	—
Acadia Healthcare Co., Inc. *	4,823	146,233
Addus HomeCare Corp. *	1,872	185,122
Albireo Pharma, Inc. CVR *¶§	1,018	2,218
Amedisys, Inc. *	336	31,124
AMN Healthcare Services, Inc. *	3,754	91,823
Astrana Health, Inc. *	2,532	78,517
Brookdale Senior Living, Inc. *	7,211	45,141
Castle Biosciences, Inc. *	1,302	26,066
Chemed Corp.	896	551,327
Concentra Group Holdings Parent, Inc.	9,795	212,551
CorVel Corp. *	3,061	342,740

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Cross Country Healthcare, Inc. *	3,321	$49,450
DaVita, Inc. *	8,508	1,301,469
Encompass Health Corp.	6,968	705,719
Enhabit, Inc. *	1,307	11,488
Ensign Group, Inc. (The)	3,414	441,772
Fulgent Genetics, Inc. *@	2,336	39,478
HealthEquity, Inc. *	4,526	399,963
Henry Schein, Inc. *	7,338	502,580
Joint Corp. (The) *	1,577	19,697
ModivCare, Inc. *@	1,383	1,819
Molina Healthcare, Inc. *	322	106,063
National HealthCare Corp.	1,582	146,810
National Research Corp.	2,987	38,234
NeoGenomics, Inc. *	4,322	41,016
Option Care Health, Inc. *	7,998	279,530
Owens & Minor, Inc. *	2,201	19,875
Patterson Cos., Inc.	2,902	90,658
Pediatrix Medical Group, Inc. *	3,540	51,295
Pennant Group, Inc. (The) *	2,408	60,561
Premier, Inc., Class A @	3,050	58,804
Quest Diagnostics, Inc.	1,950	329,940
RadNet, Inc. *	5,402	268,587
Select Medical Holdings Corp.	12,138	202,705
Surgery Partners, Inc. *	1,984	47,120
Tenet Healthcare Corp. *	10,669	1,434,980
U.S. Physical Therapy, Inc.	1,511	109,336
Universal Health Services, Inc., Class B	3,730	700,867
		9,172,678
Health Care Technology — 0.2%
Certara, Inc. *	6,275	62,122
Doximity, Inc., Class A *	2,443	141,767
Evolent Health, Inc., Class A *	5,196	49,206
HealthStream, Inc.	3,803	122,381
Simulations Plus, Inc. @	1,298	31,827
Teladoc Health, Inc. *	2,607	20,752
TruBridge, Inc. *	1,636	45,023
		473,078
Hotels, Restaurants & Leisure — 3.5%
Aramark	20,945	723,021
Biglari Holdings, Inc., Class A *	7	7,700
Biglari Holdings, Inc., Class B *@	74	16,024
BJ's Restaurants, Inc. *	2,751	94,249
Bloomin' Brands, Inc.	5,028	36,051
Boyd Gaming Corp. @	2,637	173,594
Brinker International, Inc. *	5,170	770,588
Caesars Entertainment, Inc. *	5,163	129,075
Cheesecake Factory, Inc. (The) @	5,035	245,003
Choice Hotels International, Inc. @	5,300	703,734
Churchill Downs, Inc.	6,852	761,052
Cracker Barrel Old Country Store, Inc.	2,324	90,218
Darden Restaurants, Inc.	859	178,466
Dave & Buster's Entertainment, Inc. *@	2,282	40,095
Denny's Corp. *	4,694	17,227
Domino's Pizza, Inc.	558	256,373
DraftKings, Inc., Class A *	7,597	252,296
El Pollo Loco Holdings, Inc. *	2,723	28,047
Everi Holdings, Inc. *	4,400	60,148
Expedia Group, Inc.	346	58,163
	SHARES	VALUE†
Hyatt Hotels Corp., Class A	811	$99,348
Inspired Entertainment, Inc. *@	1,305	11,145
International Game Technology PLC	969	15,756
Jack in the Box, Inc. @	2,392	65,038
Kura Sushi USA, Inc., Class A *	365	18,688
Light & Wonder, Inc. *	1,829	158,410
Marriott Vacations Worldwide Corp. @	3,349	215,140
Monarch Casino & Resort, Inc.	1,490	115,848
Nathan's Famous, Inc.	681	65,631
Norwegian Cruise Line Holdings Ltd. *	4,482	84,979
Papa John's International, Inc. @	3,338	137,125
Penn Entertainment, Inc. *@	5,194	84,714
Planet Fitness, Inc., Class A *	8,887	858,573
Shake Shack, Inc., Class A *	2,266	199,793
Texas Roadhouse, Inc.	6,983	1,163,577
Travel + Leisure Co.	4,042	187,104
United Parks & Resorts, Inc. *@	3,740	170,020
Vail Resorts, Inc.	2,071	331,401
Wendy's Co. (The) @	22,109	323,455
Wingstop, Inc.	1,214	273,854
Wyndham Hotels & Resorts, Inc.	5,481	496,085
Wynn Resorts Ltd. @	5,043	421,090
		10,137,898
Household Durables — 3.0%
Bassett Furniture Industries, Inc.	1,080	16,470
Beazer Homes USA, Inc. *	1,643	33,501
Cavco Industries, Inc. *	823	427,656
Century Communities, Inc.	3,367	225,926
Champion Homes, Inc. *	2,566	243,154
Ethan Allen Interiors, Inc.	2,598	71,965
Flexsteel Industries, Inc.	1,069	39,029
Green Brick Partners, Inc. *	4,024	234,640
Hamilton Beach Brands Holding Co., Class A	2,000	38,860
Helen of Troy Ltd. *	2,629	140,625
Hooker Furnishings Corp.	1,742	17,490
Installed Building Products, Inc.	3,050	522,953
iRobot Corp. *@	2,014	5,438
KB Home	7,849	456,184
La-Z-Boy, Inc.	4,321	168,908
Leggett & Platt, Inc.	5,052	39,961
LGI Homes, Inc. *	624	41,477
Lifetime Brands, Inc.	2,082	10,264
Lovesac Co. (The) *@	794	14,435
M/I Homes, Inc. *	3,074	350,989
Meritage Homes Corp.	6,982	494,884
Mohawk Industries, Inc. *	3,847	439,251
Newell Brands, Inc.	11,481	71,182
Orleans Homebuilders, Inc. *@§	4,953	—
SharkNinja, Inc. *	907	75,653
Somnigroup International, Inc. @	18,378	1,100,475
Sonos, Inc. *	3,418	36,470
Taylor Morrison Home Corp. *	9,778	587,071
Toll Brothers, Inc.	10,507	1,109,434
TopBuild Corp. *	3,353	1,022,497
TRI Pointe Homes, Inc. *	9,397	299,952
Universal Electronics, Inc. *	1,292	7,907
VOXX International Corp. *	3,284	24,630
Whirlpool Corp. @	218	19,648

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Worthington Enterprises, Inc.	4,458	$223,301
		8,612,280
Household Products — 0.3%
Central Garden & Pet Co. *	1,247	45,715
Central Garden & Pet Co., Class A *	5,453	178,477
Clorox Co. (The)	1,886	277,713
Spectrum Brands Holdings, Inc.	1,853	132,582
WD-40 Co.	1,487	362,828
		997,315
Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	8,066	100,180
Brookfield Renewable Corp. @	2,853	79,656
Clearway Energy, Inc., Class A	3,716	105,757
Clearway Energy, Inc., Class C	8,971	271,552
Ormat Technologies, Inc.	5,451	385,767
		942,912
Insurance — 4.9%
Ambac Financial Group, Inc. *	900	7,875
American Financial Group, Inc.	3,696	485,433
AMERISAFE, Inc.	1,125	59,119
Assurant, Inc.	4,101	860,185
Assured Guaranty Ltd.	4,657	410,282
Axis Capital Holdings Ltd.	4,830	484,159
Baldwin Insurance Group, Inc. (The) *@	3,130	139,880
Brighthouse Financial, Inc. *	3,337	193,513
Citizens, Inc. *@	6,126	27,873
CNO Financial Group, Inc.	10,476	436,325
Crawford & Co., Class A	3,214	36,704
Crawford & Co., Class B	3,345	38,200
Donegal Group, Inc., Class A	2,745	53,884
Employers Holdings, Inc.	2,665	134,955
Enstar Group Ltd. *	1,195	397,194
Everest Group Ltd.	18	6,540
F&G Annuities & Life, Inc.	877	31,616
Fidelity National Financial, Inc.	3,987	259,474
First American Financial Corp.	7,508	492,750
Genworth Financial, Inc. *	14,918	105,769
Globe Life, Inc.	3,866	509,229
Hanover Insurance Group, Inc. (The)	2,145	373,123
HCI Group, Inc. @	741	110,579
Horace Mann Educators Corp.	4,392	187,670
Investors Title Co.	279	67,261
James River Group Holdings Ltd.	829	3,482
Kemper Corp.	5,843	390,604
Kinsale Capital Group, Inc.	808	393,262
Lincoln National Corp.	7,815	280,637
Mercury General Corp.	3,869	216,277
Old Republic International Corp.	20,327	797,225
Palomar Holdings, Inc. *	1,593	218,368
Primerica, Inc.	3,776	1,074,385
Reinsurance Group of America, Inc.	3,182	626,536
RenaissanceRe Holdings Ltd.	2,896	695,040
RLI Corp.	9,742	782,575
Safety Insurance Group, Inc.	1,493	117,768
Selective Insurance Group, Inc.	6,118	560,042
Stewart Information Services Corp.	2,578	183,940
Trupanion, Inc. *@	335	12,485
Unico American Corp. *	1,700	119
United Fire Group, Inc.	1,185	34,910
Universal Insurance Holdings, Inc.	2,828	67,024
Unum Group	14,680	1,195,833
	SHARES	VALUE†
White Mountains Insurance Group Ltd.	170	$327,388
		13,887,492
Interactive Media & Services — 0.3%
Bumble, Inc., Class A *@	2,172	9,427
Cargurus, Inc. *	1,272	37,053
Cars.com, Inc. *	3,931	44,302
Match Group, Inc.	6,820	212,784
QuinStreet, Inc. *	858	15,307
Shutterstock, Inc.	1,210	22,542
Snap, Inc., Class A *	24,958	217,384
TripAdvisor, Inc. *	4,913	69,617
Yelp, Inc. *	4,724	174,930
Ziff Davis, Inc. *	2,996	112,590
ZoomInfo Technologies, Inc. *	5,496	54,960
		970,896
IT Services — 0.9%
Akamai Technologies, Inc. *	933	75,106
Amdocs Ltd.	5,319	486,688
ASGN, Inc. *	5,178	326,317
DXC Technology Co. *	5,492	93,639
EPAM Systems, Inc. *	367	61,964
Fastly, Inc., Class A *	1,787	11,312
Globant SA *@	1,678	197,534
Grid Dynamics Holdings, Inc. *	2,704	42,318
Hackett Group, Inc. (The)	3,495	102,124
Information Services Group, Inc.	2,180	8,524
Kyndryl Holdings, Inc. *	2,623	82,362
MongoDB, Inc. *	712	124,885
Okta, Inc. *	5,003	526,416
Twilio, Inc., Class A *	3,932	384,982
		2,524,171
Leisure Equipment & Products — 0.4%
Acushnet Holdings Corp. @	541	37,145
American Outdoor Brands, Inc. *	1,946	23,663
Brunswick Corp.	4,070	219,169
Escalade, Inc.	1,950	29,835
Funko, Inc., Class A *	1,917	13,151
Hasbro, Inc.	3,807	234,092
Johnson Outdoors, Inc., Class A @	1,000	24,840
Malibu Boats, Inc., Class A *@	2,116	64,919
Marine Products Corp. @	3,930	32,973
MasterCraft Boat Holdings, Inc. *@	1,583	27,259
Mattel, Inc. *	16,916	328,678
Polaris, Inc.	2,606	106,690
Smith & Wesson Brands, Inc. @	2,884	26,879
Topgolf Callaway Brands Corp. *	5,300	34,927
		1,204,220
Life Sciences Tools & Services — 0.8%
Avantor, Inc. *	7,284	118,074
Azenta, Inc. *	937	32,458
Bio-Rad Laboratories, Inc., Class A *	457	111,307
Bio-Techne Corp.	3,837	224,963
BioLife Solutions, Inc. *	1,278	29,189
Bruker Corp.	5,636	235,247
Charles River Laboratories International, Inc. *	991	149,165
CryoPort, Inc. *@	2,607	15,851
ICON PLC *	104	18,199
Illumina, Inc. *	200	15,868
Medpace Holdings, Inc. *	2,141	652,341
OmniAb, Inc. *	8,462	20,309
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Repligen Corp. *	2,618	$333,114
Revvity, Inc. @	2,555	270,319
West Pharmaceutical Services, Inc.	125	27,985
		2,254,389
Machinery — 5.2%
AGCO Corp.	4,840	448,039
Alamo Group, Inc.	1,213	216,169
Albany International Corp., Class A	2,901	200,285
Allison Transmission Holdings, Inc.	6,647	635,918
Astec Industries, Inc.	1,354	46,645
Chart Industries, Inc. *	3,344	482,740
CNH Industrial NV	11,489	141,085
Columbus McKinnon Corp.	2,642	44,729
Commercial Vehicle Group, Inc. *	3,758	4,322
Crane Co.	3,089	473,173
Donaldson Co., Inc.	8,206	550,294
Douglas Dynamics, Inc.	2,507	58,238
Eastern Co. (The)	776	19,648
Enerpac Tool Group Corp.	5,732	257,138
Enpro, Inc.	1,861	301,091
Esab Corp.	418	48,697
ESCO Technologies, Inc.	2,646	421,031
Federal Signal Corp.	5,985	440,197
Flowserve Corp.	2,564	125,226
Franklin Electric Co., Inc.	4,975	467,053
Gorman-Rupp Co. (The)	2,754	96,665
Graco, Inc.	4,511	376,714
Greenbrier Cos., Inc. (The)	2,663	136,399
Helios Technologies, Inc.	2,930	94,024
Hurco Cos., Inc. *	1,000	15,510
Hyster-Yale, Inc.	165	6,854
IDEX Corp.	100	18,097
ITT, Inc.	5,131	662,720
Kadant, Inc. @	1,029	346,680
Kennametal, Inc.	3,360	71,568
L.B. Foster Co., Class A *	1,565	30,799
Lincoln Electric Holdings, Inc.	3,365	636,523
Lindsay Corp.	1,109	140,311
Manitowoc Co., Inc. (The) *	3,607	30,984
Middleby Corp. (The) *	2,902	441,046
Miller Industries, Inc.	1,261	53,429
Mueller Industries, Inc.	12,444	947,486
Mueller Water Products, Inc., Class A	15,406	391,621
Nordson Corp.	846	170,655
Omega Flex, Inc.	590	20,520
Oshkosh Corp.	4,130	388,550
Park-Ohio Holdings Corp.	2,182	47,131
Pentair PLC	11,013	963,417
Perma-Pipe International Holdings, Inc. *	1,900	23,617
RBC Bearings, Inc. *	336	108,115
Shyft Group, Inc. (The) @	3,913	31,656
Snap-on, Inc.	709	238,940
SPX Technologies, Inc. *	4,956	638,234
Standex International Corp.	1,107	178,659
Stanley Black & Decker, Inc.	2,632	202,348
Tennant Co.	1,721	137,250
Terex Corp.	6,303	238,127
Timken Co. (The)	6,902	496,047
	SHARES	VALUE†
Titan International, Inc. *@	4,338	$36,396
Toro Co. (The)	3,825	278,269
Trinity Industries, Inc.	4,908	137,718
Wabash National Corp.	2,121	23,437
Watts Water Technologies, Inc., Class A	2,884	588,105
		14,826,339
Marine Transportation — 0.3%
Costamare, Inc.	5,728	56,363
Kirby Corp. *	4,368	441,212
Matson, Inc.	3,669	470,256
		967,831
Media — 1.4%
Altice USA, Inc., Class A *	2,984	7,937
Boston Omaha Corp., Class A *@	1,358	19,800
Cable One, Inc. @	186	49,433
Entravision Communications Corp., Class A	3,329	6,991
EW Scripps Co. (The), Class A *	7,073	20,936
Fox Corp. Class A	3,642	206,137
Fox Corp. Class B	3,807	200,667
Gannett Co., Inc. *@	1	3
GCI Liberty, Inc. *§	8,984	—
Gray Media, Inc.	8,433	36,431
Interpublic Group of Cos., Inc. (The)	12,645	343,438
John Wiley & Sons, Inc., Class A	3,247	144,686
Liberty Broadband Corp., Class A *	824	70,040
Liberty Broadband Corp., Class C *	2,320	197,316
Magnite, Inc. *@	3,879	44,259
New York Times Co. (The), Class A	17,457	865,867
News Corp., Class A	19,977	543,774
News Corp., Class B	7,188	218,300
Nexstar Media Group, Inc.	2,102	376,720
Omnicom Group, Inc.	1,152	95,512
Paramount Global, Class A	586	13,332
Paramount Global, Class B	6,684	79,941
PubMatic, Inc., Class A *	3,162	28,901
Saga Communications, Inc., Class A	664	8,280
Scholastic Corp.	3,047	57,527
Sinclair, Inc.	2,132	33,963
Sirius XM Holdings, Inc. @	6,101	137,547
TechTarget, Inc. *	3,517	52,087
Thryv Holdings, Inc. *	1,938	24,826
WideOpenWest, Inc. *	4,405	21,805
		3,906,456
Metals & Mining — 1.8%
Alcoa Corp.	13,846	422,303
Alpha Metallurgical Resources, Inc. *	886	110,972
ATI, Inc. *	13,573	706,203
Carpenter Technology Corp.	3,912	708,776
Century Aluminum Co. *	8,912	165,407
Cleveland-Cliffs, Inc. *@	19,094	156,953
Coeur Mining, Inc. *	16,461	97,449
Commercial Metals Co.	12,402	570,616
Ferroglobe PLC	3,123	11,586
Fortitude Gold Corp.	4,671	22,851
Friedman Industries, Inc. @	700	10,423
Hecla Mining Co.	30,869	171,632
Kaiser Aluminum Corp.	1,901	115,239
Materion Corp.	2,175	177,480
Metallus, Inc. *@	5,303	70,848

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
MP Materials Corp. *@	4,905	$119,731
Olympic Steel, Inc.	1,200	37,824
Radius Recycling, Inc.	2,809	81,124
Reliance, Inc.	260	75,075
Royal Gold, Inc.	4,388	717,482
Ryerson Holding Corp.	4,615	105,960
Steel Dynamics, Inc.	380	47,530
SunCoke Energy, Inc.	5,320	48,944
Tredegar Corp. *	3,412	26,272
U.S. Steel Corp.	7,027	296,961
Warrior Met Coal, Inc.	738	35,217
		5,110,858
Multi-Utilities — 0.6%
Avista Corp.	6,896	288,735
Black Hills Corp.	6,023	365,295
NiSource, Inc.	19,524	782,717
Northwestern Energy Group, Inc.	4,148	240,045
Unitil Corp.	1,923	110,938
		1,787,730
Oil, Gas & Consumable Fuels — 2.5%
Amplify Energy Corp. *@	1,867	6,983
Antero Midstream Corp.	32,353	582,354
Antero Resources Corp. *	5,180	209,479
APA Corp.	10,265	215,770
Ardmore Shipping Corp. @	1,612	15,781
Berry Corp.	4,166	13,373
California Resources Corp.	3,564	156,709
Centrus Energy Corp., Class A *	1,074	66,814
Chord Energy Corp.	804	90,627
Civitas Resources, Inc.	2,093	73,025
Clean Energy Fuels Corp. *@	20,279	31,432
CNX Resources Corp. *	16,780	528,234
Comstock Resources, Inc. *@	8,676	176,470
Core Natural Resources, Inc.	4,118	317,498
CVR Energy, Inc.	1,556	30,186
Delek U.S. Holdings, Inc.	4,280	64,500
DHT Holdings, Inc. @	11,638	122,199
Dorian LPG Ltd.	3,332	74,437
DT Midstream, Inc.	1,881	181,479
Evolution Petroleum Corp. @	5,356	27,744
Expand Energy Corp.	1,431	159,299
Green Plains, Inc. *	3,022	14,657
Gulfport Energy Corp. *	944	173,828
Hallador Energy Co. *	3,193	39,210
HF Sinclair Corp.	8,792	289,081
International Seaways, Inc. @	4,383	145,516
Kosmos Energy Ltd. *	21,727	49,538
Magnolia Oil & Gas Corp., Class A @	7,613	192,304
Matador Resources Co.	10,827	553,151
Murphy Oil Corp.	11,049	313,792
NACCO Industries, Inc., Class A	1,000	33,730
New Fortress Energy, Inc. @	3,932	32,675
Nordic American Tankers Ltd. @	8,255	20,307
Northern Oil and Gas, Inc. @	1,306	39,480
Ovintiv, Inc.	6,163	263,776
Par Pacific Holdings, Inc. *	2,616	37,304
PBF Energy, Inc., Class A	10,429	199,090
Peabody Energy Corp.	3,580	48,509
Permian Resources Corp.	26,947	373,216
Range Resources Corp.	10,825	432,242
REX American Resources Corp. *	2,364	88,815
SandRidge Energy, Inc.	2,175	24,839
	SHARES	VALUE†
Scorpio Tankers, Inc.	2,271	$85,344
SFL Corp. Ltd.	4,682	38,392
Sitio Royalties Corp., Class A	3,565	70,837
SM Energy Co.	2,124	63,614
Talos Energy, Inc. *	3,212	31,221
Teekay Corp. Ltd.	4,339	28,507
Teekay Tankers Ltd., Class A	1,880	71,948
Vitesse Energy, Inc.	2,544	62,557
World Kinect Corp.	2,783	78,926
		7,040,799
Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	1,838	46,630
Louisiana-Pacific Corp.	7,578	697,024
Magnera Corp. *	2,655	48,215
Mercer International, Inc.	7,857	48,321
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,483	166,535
		1,006,725
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	3,915	192,696
Allegiant Travel Co.	441	22,778
American Airlines Group, Inc. *@	12,202	128,731
SkyWest, Inc. *	3,627	316,891
Southwest Airlines Co. @	10,338	347,150
		1,008,246
Personal Products — 0.6%
BellRing Brands, Inc. *	7,482	557,110
Coty, Inc., Class A *	40,647	222,339
Edgewell Personal Care Co.	1,878	58,612
elf Beauty, Inc. *@	4,063	255,116
Herbalife Ltd. *@	600	5,178
Interparfums, Inc. @	3,488	397,179
Medifast, Inc. *@	1,290	17,389
Natural Alternatives International, Inc. *	1,000	3,440
Nature's Sunshine Products, Inc. *	1,700	21,335
Nu Skin Enterprises, Inc., Class A	1,371	9,953
United-Guardian, Inc.	600	5,394
USANA Health Sciences, Inc. *	2,205	59,469
		1,612,514
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc. *	5,315	154,082
ANI Pharmaceuticals, Inc. *	1,669	111,740
Collegium Pharmaceutical, Inc. *	2,590	77,312
Corcept Therapeutics, Inc. *	7,842	895,713
Edgewise Therapeutics, Inc. *	1,162	25,564
Elanco Animal Health, Inc. *	2,020	21,210
Harmony Biosciences Holdings, Inc. *	1,923	63,824
Innoviva, Inc. *	5,963	108,109
Jazz Pharmaceuticals PLC *	2,825	350,724
Ligand Pharmaceuticals, Inc. *	1,727	181,577
Organon & Co. @	7,211	107,372
Pacira BioSciences, Inc. *	1,786	44,382
Perrigo Co. PLC	6,512	182,596
Prestige Consumer Healthcare, Inc. *	5,152	442,917
SIGA Technologies, Inc. *	1,900	10,412
Supernus Pharmaceuticals, Inc. *	5,158	168,925
Viatris, Inc.	18,447	160,673
		3,107,132
Professional Services — 3.1%
Barrett Business Services, Inc.	3,196	131,515
Booz Allen Hamilton Holding Corp.	729	76,239
CACI International, Inc., Class A *	1,409	516,990
CBIZ, Inc. *	3,428	260,048

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Concentrix Corp.	3,341	$185,893
Conduent, Inc. *	5,702	15,395
CRA International, Inc.	773	133,884
CSG Systems International, Inc.	2,945	178,084
Dayforce, Inc. *@	3,385	197,447
ExlService Holdings, Inc. *	17,683	834,814
Exponent, Inc.	5,450	441,777
Forrester Research, Inc. *	2,360	21,806
Franklin Covey Co. *	1,628	44,965
FTI Consulting, Inc. *	3,603	591,180
Genpact Ltd.	9,689	488,132
Heidrick & Struggles International, Inc.	1,928	82,576
Huron Consulting Group, Inc. *	1,957	280,732
ICF International, Inc.	2,012	170,960
Insperity, Inc.	3,407	304,007
Jacobs Solutions, Inc.	177	21,397
KBR, Inc.	12,616	628,403
Kelly Services, Inc., Class A	1,510	19,887
Kforce, Inc.	1,735	84,824
Korn Ferry	4,964	336,708
Leidos Holdings, Inc.	686	92,569
ManpowerGroup, Inc.	2,194	126,989
Mastech Digital, Inc. *	2,122	21,666
Maximus, Inc.	2,874	195,978
NV5 Global, Inc. *	6,408	123,482
Parsons Corp. *	1,163	68,861
Paycom Software, Inc.	137	29,932
Paylocity Holding Corp. *	2,396	448,867
RCM Technologies, Inc. *	1,296	20,218
Resources Connection, Inc.	3,396	22,210
Robert Half, Inc.	7,950	433,672
Science Applications International Corp.	2,559	287,299
SS&C Technologies Holdings, Inc.	4,194	350,325
TransUnion	2,321	192,620
TriNet Group, Inc.	3,424	271,318
TrueBlue, Inc. *	3,431	18,219
TTEC Holdings, Inc. @	4,929	16,216
Verra Mobility Corp. *	10,023	225,618
		8,993,722
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	60,870
Douglas Elliman, Inc. *	8,113	13,954
Forestar Group, Inc. *	3,530	74,624
FRP Holdings, Inc. *	400	11,428
Howard Hughes Holdings, Inc. *	1,369	101,416
Jones Lang LaSalle, Inc. *	3,879	961,643
Kennedy-Wilson Holdings, Inc.	7,231	62,765
Marcus & Millichap, Inc.	1,262	43,476
Maui Land & Pineapple Co., Inc. *	2,324	40,833
Newmark Group, Inc., Class A	11,400	138,738
RMR Group, Inc. (The), Class A	1,159	19,297
Seaport Entertainment Group, Inc. *@	344	7,386
St. Joe Co. (The)	3,300	154,935
Stratus Properties, Inc. *	313	5,556
Tejon Ranch Co. *@	2,249	35,647
Zillow Group, Inc., Class A *@	1,311	87,653
Zillow Group, Inc., Class C *	4,338	297,413
		2,117,634
	SHARES	VALUE†
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc. *	1,272	$31,965
Alpha & Omega Semiconductor Ltd. *	2,886	71,746
Ambarella, Inc. *	2,341	117,823
Amkor Technology, Inc.	25,678	463,745
Amtech Systems, Inc. *	2,822	13,630
Axcelis Technologies, Inc. *	3,412	169,474
CEVA, Inc. *	3,095	79,263
Cirrus Logic, Inc. *	3,204	319,295
Cohu, Inc. *	5,114	75,227
Diodes, Inc. *	4,900	211,533
Enphase Energy, Inc. *	2,985	185,219
Entegris, Inc.	230	20,120
FormFactor, Inc. *	8,126	229,885
GSI Technology, Inc. *	4,641	9,421
Ichor Holdings Ltd. *	400	9,044
Kulicke & Soffa Industries, Inc.	5,924	195,374
Lattice Semiconductor Corp. *	12,472	654,156
MACOM Technology Solutions Holdings, Inc. *	2,196	220,435
Magnachip Semiconductor Corp. *	4,588	15,737
MaxLinear, Inc. *	3,747	40,692
NVE Corp.	256	16,317
ON Semiconductor Corp. *	980	39,876
Onto Innovation, Inc. *	4,376	530,984
PDF Solutions, Inc. *	4,938	94,365
Photronics, Inc. *	7,008	145,486
Power Integrations, Inc.	6,164	311,282
Qorvo, Inc. *	2,760	199,852
Rambus, Inc. *	11,347	587,491
Silicon Laboratories, Inc. *	3,386	381,162
Skyworks Solutions, Inc.	243	15,705
Synaptics, Inc. *	4,162	265,203
Ultra Clean Holdings, Inc. *	4,298	92,020
Universal Display Corp.	2,218	309,367
Veeco Instruments, Inc. *	4,666	93,693
Wolfspeed, Inc. *@	7,157	21,900
		6,238,487
Software — 3.1%
A10 Networks, Inc.	4,234	69,183
ACI Worldwide, Inc. *	11,727	641,584
Adeia, Inc.	7,577	100,168
Alarm.com Holdings, Inc. *	2,707	150,644
Bentley Systems, Inc., Class B	4,082	160,586
Bill Holdings, Inc. *	3,263	149,739
Blackbaud, Inc. *	5,719	354,864
Box, Inc., Class A *	6,867	211,916
Commvault Systems, Inc. *	2,675	422,008
Consensus Cloud Solutions, Inc. *	1,449	33,443
DocuSign, Inc. *	5,112	416,117
Dolby Laboratories, Inc., Class A	2,819	226,394
DoubleVerify Holdings, Inc. *	5,203	69,564
Dropbox, Inc., Class A *	14,286	381,579
Dynatrace, Inc. *	7,032	331,559
eGain Corp. *	4,304	20,874
Elastic NV *	2,292	204,217
EverCommerce, Inc. *@	921	9,284
Gen Digital, Inc.	20,625	547,387
Guidewire Software, Inc. *	3,956	741,196
InterDigital, Inc. @	2,792	577,246

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Jamf Holding Corp. *	3,544	$43,060
JFrog Ltd. *	479	15,328
LiveRamp Holdings, Inc. *	7,539	197,069
Manhattan Associates, Inc. *	1,016	175,809
Meridianlink, Inc. *	2,090	38,728
Mitek Systems, Inc. *	1,166	9,619
N-able, Inc. *	8,171	57,932
Nutanix, Inc., Class A *	4,947	345,350
Olo, Inc., Class A *	2,551	15,408
Ooma, Inc. *	1,297	16,978
Procore Technologies, Inc. *@	3,536	233,447
Progress Software Corp.	4,772	245,806
Qualys, Inc. *	3,876	488,105
Sapiens International Corp. NV	2,496	67,617
SentinelOne, Inc., Class A *	5,750	104,535
SPS Commerce, Inc. *	2,160	286,697
Teradata Corp. *	4,213	94,708
UiPath, Inc., Class A *@	10,245	105,523
Unity Software, Inc. *@	11,422	223,757
Verint Systems, Inc. *	6,847	122,219
Vertex, Inc., Class A *@	1,558	54,546
Yext, Inc. *	4,488	27,646
		8,789,439
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A *@	3,880	22,892
Abercrombie & Fitch Co., Class A *	3,727	284,631
Academy Sports & Outdoors, Inc. @	2,614	119,225
Advance Auto Parts, Inc. @	3,409	133,667
America's Car-Mart, Inc. *@	822	37,311
American Eagle Outfitters, Inc.	19,472	226,265
Asbury Automotive Group, Inc. *	2,143	473,260
AutoNation, Inc. *	4,060	657,395
Bath & Body Works, Inc.	5,771	174,977
Best Buy Co., Inc.	1,982	145,895
Boot Barn Holdings, Inc. *	3,091	332,066
Buckle, Inc. (The)	5,018	192,290
Build-A-Bear Workshop, Inc.	1,640	60,959
Burlington Stores, Inc. *	1,368	326,035
Caleres, Inc. @	3,874	66,749
CarMax, Inc. *	4,370	340,510
Cato Corp. (The), Class A	2,638	8,785
Citi Trends, Inc. *	818	18,106
Destination XL Group, Inc. *	3,560	5,198
Duluth Holdings, Inc., Class B *	1,185	2,062
Five Below, Inc. *	5,505	412,462
Floor & Decor Holdings, Inc., Class A *	4,489	361,230
Foot Locker, Inc. *	3,452	48,673
GameStop Corp., Class A *	752	16,785
Gap, Inc. (The)	2,272	46,826
Genesco, Inc. *	1,490	31,633
Group 1 Automotive, Inc.	1,355	517,542
Guess?, Inc. @	3,265	36,144
Haverty Furniture Cos., Inc.	1,983	39,105
Leslie's, Inc. *	6,363	4,680
Lithia Motors, Inc.	1,581	464,087
MarineMax, Inc. *	2,209	47,494
Monro, Inc.	3,090	44,712
Murphy USA, Inc.	2,265	1,064,120
National Vision Holdings, Inc. *	2,877	36,768
ODP Corp. (The) *	1,761	25,235
Penske Automotive Group, Inc.	1,742	250,813
PetMed Express, Inc. *@	2,360	9,888
	SHARES	VALUE†
Revolve Group, Inc. *	706	$15,172
RH *	318	74,542
Sally Beauty Holdings, Inc. *	3,610	32,598
Shoe Carnival, Inc. @	3,062	67,333
Signet Jewelers Ltd.	4,741	275,262
Sleep Number Corp. *@	3,221	20,421
Sonic Automotive, Inc., Class A	3,080	175,437
Sportsman's Warehouse Holdings, Inc. *	3,058	3,040
Tilly's, Inc., Class A *@	1,836	4,039
Ulta Beauty, Inc. *	419	153,580
Upbound Group, Inc.	6,271	150,253
Urban Outfitters, Inc. *	2,086	109,306
Valvoline, Inc. *	6,915	240,711
Victoria's Secret & Co. *	2,341	43,496
Winmark Corp.	455	144,631
Zumiez, Inc. *	2,406	35,825
		8,632,121
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. *@	6,340	125,088
Carter's, Inc.	1,288	52,679
Columbia Sportswear Co. @	2,673	202,319
Deckers Outdoor Corp. *	1,112	124,333
Figs, Inc., Class A *@	2,862	13,137
G-III Apparel Group Ltd. *	5,008	136,969
Kontoor Brands, Inc.	2,384	152,886
Lakeland Industries, Inc.	1,669	33,897
Movado Group, Inc.	2,220	37,118
Oxford Industries, Inc. @	1,665	97,686
PVH Corp.	1,378	89,074
Ralph Lauren Corp.	2,279	503,066
Rocky Brands, Inc.	1,000	17,370
Skechers U.S.A., Inc., Class A *	6,530	370,773
Steven Madden Ltd.	7,918	210,936
Superior Group of Cos., Inc.	2,200	24,068
Tapestry, Inc.	18,072	1,272,450
Under Armour, Inc., Class A *@	2,222	13,888
Under Armour, Inc., Class C *@	1,318	7,842
Unifi, Inc. *	2,394	11,515
VF Corp. @	1,731	26,865
		3,523,959
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	76,083
Universal Corp.	2,612	146,403
		222,486
Trading Companies & Distributors — 1.9%
Air Lease Corp.	5,985	289,135
Applied Industrial Technologies, Inc.	2,291	516,254
Beacon Roofing Supply, Inc. *	6,560	811,472
Boise Cascade Co.	3,680	360,971
Core & Main, Inc., Class A *	2,709	130,872
Distribution Solutions Group, Inc. *@	224	6,272
DNOW, Inc. *	4,946	84,478
DXP Enterprises, Inc. *	1,824	150,042
FTAI Aviation Ltd. @	301	33,420
GATX Corp.	3,309	513,789
Global Industrial Co.	3,603	80,707
GMS, Inc. *	2,900	212,193
H&E Equipment Services, Inc.	3,452	327,215
Herc Holdings, Inc.	2,648	355,547
MRC Global, Inc. *	5,657	64,942
MSC Industrial Direct Co., Inc., Class A	936	72,699
Rush Enterprises, Inc., Class A	7,718	412,218
SiteOne Landscape Supply, Inc. *	413	50,155
Titan Machinery, Inc. *@	2,515	42,856

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
WESCO International, Inc.	4,569	$709,566
Willis Lease Finance Corp. @	900	142,173
		5,366,976
Water Utilities — 0.5%
American States Water Co.	4,082	321,172
Artesian Resources Corp., Class A	1,177	38,429
California Water Service Group	6,097	295,461
Consolidated Water Co. Ltd. @	1,751	42,882
Essential Utilities, Inc.	8,329	329,245
Middlesex Water Co.	2,133	136,725
Pure Cycle Corp. *	1,000	10,470
SJW Group	2,989	163,469
York Water Co. (The)	1,803	62,528
		1,400,381
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *@	1,021	8,801
Spok Holdings, Inc.	2,839	46,673
U.S. Cellular Corp. *	1,551	107,252
		162,726
TOTAL COMMON STOCKS (Identified Cost $150,095,875)		286,404,662
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.040%	456,858	456,858
Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	1,517,388	1,517,388
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,974,246)		1,974,246
Total Investments — 100.7% (Identified Cost $152,070,121)		288,378,908
Liabilities in excess of Cash and Other Assets — (0.7%)		(1,936,233)
Net Assets — 100.0%		$286,442,675
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $17,944,766.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2025 amounted to $8,961 or 0.00% of the net assets of the Fund.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
Key to abbreviations: CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Australia — 5.8%
Ampol Ltd.	3,807	$55,712
ANZ Group Holdings Ltd.	171,032	3,108,829
Aurizon Holdings Ltd.	293,809	569,118
Bendigo & Adelaide Bank Ltd.	40,324	267,838
BlueScope Steel Ltd.	114,919	1,528,056
Challenger Ltd.	30,072	113,307
Cleanaway Waste Management Ltd.	139,337	226,368
Endeavour Group Ltd.	39,697	95,250
Evolution Mining Ltd.	260,215	1,156,053
Fortescue Ltd. @	72,441	695,719
Harvey Norman Holdings Ltd. @	136,089	425,176
Incitec Pivot Ltd.	195,063	310,807
National Australia Bank Ltd.	197,729	4,203,204
Northern Star Resources Ltd.	136,578	1,563,443
Orica Ltd.	50,333	534,345
Origin Energy Ltd.	168,307	1,107,405
QBE Insurance Group Ltd.	119,130	1,630,201
Rio Tinto Ltd. @	19,019	1,372,486
Santos Ltd.	542,800	2,258,863
Sonic Healthcare Ltd.	60,106	967,474
South32 Ltd.	640,447	1,288,590
Suncorp Group Ltd.	130,499	1,568,059
TPG Telecom Ltd. @	41,292	123,846
Westpac Banking Corp.	209,812	4,138,860
Whitehaven Coal Ltd.	137,340	469,419
Woodside Energy Group Ltd. @	157,968	2,282,090
Worley Ltd.	30,039	270,849
Yancoal Australia Ltd.	73,145	231,266
		32,562,633
Austria — 0.1%
Erste Group Bank AG	1,782	122,781
OMV AG	8,855	454,808
		577,589
Belgium — 0.7%
Ageas SA	21,755	1,302,035
Anheuser-Busch InBev SA/NV	5,924	364,608
KBC Group NV	14,357	1,304,035
Solvay SA @	3,661	129,843
Syensqo SA	9,936	674,388
		3,774,909
Canada — 10.0%
Agnico Eagle Mines Ltd. @	3,463	375,424
AltaGas Ltd.	24,518	672,475
ARC Resources Ltd. @	28,031	563,522
Bank of Montreal @	50,160	4,790,782
Bank of Montreal	1,424	135,983
Bank of Nova Scotia (The) @	59,376	2,816,204
Bank of Nova Scotia (The)	18,436	874,110
Barrick Gold Corp.	150,661	2,928,850
Barrick Gold Corp.	6,661	129,327
Brookfield Corp. @	209	10,954
Canadian Imperial Bank of Commerce @	18,668	1,051,008
Canadian Imperial Bank of Commerce @	78,832	4,434,488
Canadian Tire Corp. Ltd., Class A @	3,028	314,447
Cenovus Energy, Inc. @	144,903	2,015,601
Empire Co. Ltd., Class A	12,486	418,644
Fairfax Financial Holdings Ltd.	2,977	4,302,619
First Quantum Minerals Ltd. *	25,434	341,995
iA Financial Corp., Inc.	16,360	1,553,634
IGM Financial, Inc. @	3,000	92,269
Imperial Oil Ltd. @	805	58,218
Kinross Gold Corp.	54,938	692,768
	SHARES	VALUE†
Kinross Gold Corp.	173,331	$2,183,726
Lundin Mining Corp.	110,222	893,081
Magna International, Inc. @	52,493	1,784,237
Manulife Financial Corp.	14,500	451,675
MEG Energy Corp. @	17,402	305,099
Nutrien Ltd. @	74,537	3,702,253
Pan American Silver Corp.	14,167	365,934
Saputo, Inc.	6,400	110,428
Suncor Energy, Inc.	63,249	2,449,001
Suncor Energy, Inc. ¥	67,770	2,624,054
Teck Resources Ltd., Class B	66,192	2,411,374
Toronto-Dominion Bank (The) @	98,559	5,907,626
Toronto-Dominion Bank (The)	14,737	883,063
Tourmaline Oil Corp. @	49,803	2,401,812
West Fraser Timber Co. Ltd.	9,956	764,697
		55,811,382
Denmark — 2.7%
AP Moller - Maersk AS, Class A	191	326,931
AP Moller - Maersk AS, Class B	194	336,987
Carlsberg AS, Class B	15,826	2,011,151
Coloplast AS, Class B	10,731	1,124,790
Danske Bank AS	41,578	1,356,476
Demant AS *	12,776	428,110
DSV AS	16,777	3,240,070
Genmab AS *	4,741	920,763
H Lundbeck AS	21,000	105,614
Novonesis (Novozymes), Class B	40,558	2,357,186
Pandora AS	7,676	1,172,596
Rockwool AS, Class B	1,053	433,431
Tryg AS	15,313	364,202
Vestas Wind Systems AS *	53,162	731,361
		14,909,668
Finland — 0.7%
Nokia OYJ @	18,157	95,024
Nokia OYJ, ADR @	486,141	2,561,963
Nordea Bank Abp @	47,570	605,419
Stora Enso OYJ, Class R	55,739	525,198
		3,787,604
France — 11.0%
Alstom SA *	7,667	168,957
Amundi SA ±	5,568	433,489
AXA SA	4,696	200,065
BNP Paribas SA	57,117	4,750,007
Bollore SE	89,881	524,817
Bouygues SA	42,399	1,669,254
Canal & SA *	40,220	95,596
Carrefour SA	55,424	792,274
Cie de Saint-Gobain SA	71,555	7,095,049
Cie Generale des Etablissements Michelin SCA	119,912	4,202,307
Credit Agricole SA	62,747	1,138,155
Eiffage SA	11,127	1,290,391
Engie SA	243,967	4,757,659
Louis Hachette Group *	40,220	60,081
Orange SA	322,578	4,183,898
Publicis Groupe SA	10,335	969,340
Renault SA	29,529	1,486,327
Rexel SA	28,911	774,659
Sanofi SA	56,003	6,171,870
Societe Generale SA	82,075	3,673,266
TotalEnergies SE	258,293	16,662,569
Vinci SA	1,446	181,842
Vivendi SE	40,220	119,901
		61,401,773

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 6.8%
BASF SE	105,281	$5,224,701
Bayer AG	93,338	2,227,445
Bayerische Motoren Werke AG	33,846	2,696,516
Commerzbank AG	122,047	2,767,398
Continental AG	13,542	945,350
Covestro AG *	16,685	1,071,664
Daimler Truck Holding AG	81,396	3,267,060
Deutsche Bank AG	94,182	2,222,126
Deutsche Bank AG	62,274	1,483,989
Deutsche Post AG	37,643	1,606,969
E.ON SE	61,684	931,117
Evonik Industries AG	20,942	451,420
Fresenius Medical Care AG	14,083	695,003
Fresenius SE & Co. KGaA *	34,117	1,452,387
Hapag-Lloyd AG ±	1,127	169,754
Heidelberg Materials AG	21,305	3,629,493
Henkel AG & Co. KGaA	6,345	456,589
Mercedes-Benz Group AG	89,021	5,216,242
Merck KGaA	1,549	212,047
RWE AG	22,298	796,139
Talanx AG	1,300	135,930
Volkswagen AG	4,164	431,343
		38,090,682
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	302,500	1,220,659
Cathay Pacific Airways Ltd. @	230,363	306,699
CK Asset Holdings Ltd.	151,069	610,570
CK Hutchison Holdings Ltd.	305,124	1,715,512
Henderson Land Development Co. Ltd.	112,684	323,653
MTR Corp. Ltd.	74,669	244,212
Sun Hung Kai Properties Ltd.	95,177	903,891
Swire Pacific Ltd., Class A	53,500	471,647
Swire Pacific Ltd., Class B	127,500	177,287
WH Group Ltd. ±	1,427,959	1,310,248
		7,284,378
Ireland — 0.2%
AIB Group PLC	73,001	469,669
Bank of Ireland Group PLC	65,003	762,270
		1,231,939
Israel — 0.7%
Bank Hapoalim BM	56,083	755,315
Bank Leumi Le-Israel BM	144,144	1,931,223
Clal Insurance Enterprises Holdings Ltd.	2,481	60,676
Delek Group Ltd.	1,842	284,585
Harel Insurance Investments & Financial Services Ltd.	13,270	210,871
Israel Discount Bank Ltd., Class A	131,549	909,897
		4,152,567
Italy — 1.8%
Banco BPM SpA	78,217	790,448
Eni SpA	188,427	2,913,161
UniCredit SpA	110,260	6,143,618
		9,847,227
Japan — 20.1%
AGC, Inc.	44,900	1,360,561
Air Water, Inc.	14,100	177,484
	SHARES	VALUE†
Aisin Corp.	67,500	$730,399
Alfresa Holdings Corp.	15,700	221,018
Amada Co. Ltd. @	37,100	358,039
s Asahi Group Holdings Ltd.	182,600	2,327,697
Asahi Kasei Corp.	191,300	1,335,363
Bridgestone Corp.	39,300	1,570,795
Brother Industries Ltd.	35,600	639,419
Canon Marketing Japan, Inc.	7,400	251,666
Chiba Bank Ltd. (The) @	63,800	595,081
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	130,302
COMSYS Holdings Corp.	2,900	61,387
Concordia Financial Group Ltd. @	111,200	727,445
Cosmo Energy Holdings Co. Ltd. @	11,900	508,164
Dai Nippon Printing Co. Ltd.	13,400	189,355
Dai-ichi Life Holdings, Inc.	250,400	1,891,481
Daicel Corp.	29,600	256,057
Daiwa House Industry Co. Ltd.	58,900	1,939,117
Daiwa Securities Group, Inc. @	54,700	362,430
Denso Corp. @	59,200	727,814
ENEOS Holdings, Inc. @	470,600	2,454,499
FUJIFILM Holdings Corp. @	44,700	847,718
Fukuoka Financial Group, Inc. @	13,600	356,434
Gunma Bank Ltd. (The)	8,800	72,253
Hachijuni Bank Ltd. (The)	8,600	60,548
Hakuhodo DY Holdings, Inc. @	22,300	160,868
Hankyu Hanshin Holdings, Inc. @	28,300	759,434
Haseko Corp. @	30,800	403,507
Hitachi Construction Machinery Co. Ltd. @	8,000	210,521
Honda Motor Co. Ltd. @	466,200	4,172,768
Hulic Co. Ltd.	14,700	140,835
Ibiden Co. Ltd. @	6,000	159,571
Idemitsu Kosan Co. Ltd.	147,000	1,032,009
Iida Group Holdings Co. Ltd. @	14,400	218,943
INFRONEER Holdings, Inc. @	12,800	103,047
Inpex Corp.	144,500	1,982,190
Isuzu Motors Ltd. @	85,200	1,145,448
Iyogin Holdings, Inc.	13,300	155,886
J Front Retailing Co. Ltd.	35,100	430,823
Japan Airlines Co. Ltd.	19,000	323,845
Japan Post Holdings Co. Ltd.	71,600	712,706
Japan Post Insurance Co. Ltd.	4,500	91,086
JFE Holdings, Inc. @	80,000	975,798
Kajima Corp.	54,000	1,097,353
Kamigumi Co. Ltd.	15,700	365,730
Keihan Holdings Co. Ltd.	1,300	28,221
Kobe Steel Ltd. @	43,300	499,427
Koito Manufacturing Co. Ltd. @	27,300	334,447
Komatsu Ltd.	34,100	978,963
Kubota Corp. @	130,100	1,588,193
Kuraray Co. Ltd.	76,400	933,416
Kyoto Financial Group, Inc. @	26,000	394,446
Kyushu Financial Group, Inc. @	16,500	80,954
Lixil Corp. @	42,700	491,794
LY Corp.	162,700	549,203
Marubeni Corp.	23,300	369,640
Mazda Motor Corp. @	78,600	493,746
Mebuki Financial Group, Inc.	83,070	401,919
Medipal Holdings Corp.	17,700	275,548
MEIJI Holdings Co. Ltd. @	21,100	457,197
Mitsubishi Chemical Group Corp.	185,800	912,958
Mitsubishi Corp.	50,300	880,812

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Mitsubishi Electric Corp.	35,900	$651,030
Mitsubishi Estate Co. Ltd.	70,900	1,149,602
Mitsubishi Gas Chemical Co., Inc. @	21,400	331,793
Mitsubishi Logistics Corp. @	12,500	80,589
Mitsubishi Motors Corp. @	88,400	240,994
Mitsubishi UFJ Financial Group, Inc.	167,400	2,244,426
Mitsubishi UFJ Financial Group, Inc., ADR @	142,088	1,936,659
Mitsui & Co. Ltd.	21,200	395,689
Mitsui Chemicals, Inc. @	47,200	1,051,686
Mitsui Fudosan Co. Ltd.	162,300	1,439,697
Mizuho Financial Group, Inc.	116,740	3,152,968
MS&AD Insurance Group Holdings, Inc.	49,384	1,061,827
NGK Insulators Ltd.	41,200	504,184
NH Foods Ltd. @	11,033	368,674
NHK Spring Co. Ltd. @	7,800	83,518
Nikon Corp. @	17,200	169,947
NIPPON EXPRESS HOLDINGS, Inc.	47,700	865,018
Nippon Steel Corp.	65,927	1,404,339
Nissan Motor Co. Ltd. @*	311,000	785,224
Nisshin Seifun Group, Inc.	22,800	263,054
Niterra Co. Ltd. @	18,000	542,556
Nomura Holdings, Inc.	175,700	1,063,876
Nomura Real Estate Holdings, Inc.	118,500	688,136
Obayashi Corp.	12,700	167,990
Oji Holdings Corp. @	201,900	844,267
Ono Pharmaceutical Co. Ltd. @	19,200	205,134
Open House Group Co. Ltd. @	7,900	293,426
Panasonic Holdings Corp.	214,900	2,538,138
Resona Holdings, Inc.	206,800	1,774,462
Resonac Holdings Corp.	22,300	440,975
Ricoh Co. Ltd. @	81,000	851,637
Rohm Co. Ltd. @	24,600	234,290
SBI Holdings, Inc.	20,500	544,380
Seiko Epson Corp. @	40,700	647,580
Seino Holdings Co. Ltd. @	20,400	313,637
Sekisui Chemical Co. Ltd.	16,000	271,431
Sekisui House Ltd.	42,700	950,850
Seven & i Holdings Co. Ltd.	74,800	1,078,688
Shimizu Corp. @	49,600	437,667
Shizuoka Financial Group, Inc.	46,000	497,753
Sojitz Corp. @	35,820	783,794
Subaru Corp. @	90,700	1,599,450
SUMCO Corp. @	46,300	311,002
Sumitomo Chemical Co. Ltd. @	157,200	378,772
Sumitomo Corp.	74,000	1,663,631
Sumitomo Electric Industries Ltd.	164,200	2,699,628
Sumitomo Forestry Co. Ltd.	28,900	868,792
Sumitomo Heavy Industries Ltd.	26,000	528,702
Sumitomo Mitsui Financial Group, Inc.	237,500	6,009,151
Sumitomo Mitsui Trust Group, Inc.	49,800	1,235,122
Sumitomo Realty & Development Co. Ltd. @	42,000	1,566,144
Sumitomo Rubber Industries Ltd.	42,800	537,318
Suntory Beverage & Food Ltd.	3,700	122,059
Suzuken Co. Ltd.	1,100	36,229
Suzuki Motor Corp. @	103,600	1,250,190
T&D Holdings, Inc.	7,100	150,246
Taiheiyo Cement Corp.	7,500	194,863
Takashimaya Co. Ltd. @	26,200	211,361
Takeda Pharmaceutical Co. Ltd.	126,173	3,712,257
Tokyo Tatemono Co. Ltd.	37,600	633,352
Tokyu Fudosan Holdings Corp.	132,300	880,559
	SHARES	VALUE†
Toray Industries, Inc.	109,100	$739,020
Tosoh Corp. @	58,300	798,180
Toyo Seikan Group Holdings Ltd.	16,700	272,228
Toyo Tire Corp.	7,400	134,788
Toyoda Gosei Co. Ltd. @	15,300	273,582
Toyota Boshoku Corp. @	9,700	128,598
Toyota Motor Corp.	248,150	4,328,025
Toyota Tsusho Corp.	62,400	1,037,157
Yamada Holdings Co. Ltd.	48,000	137,833
Yamaha Motor Co. Ltd.	111,600	886,907
Yamato Holdings Co. Ltd. @	30,000	392,326
Yokohama Rubber Co. Ltd. (The)	27,600	633,370
		112,168,205
Netherlands — 4.7%
ABN AMRO Group NV, GDR ±	34,496	722,138
Aegon Ltd. @	138,307	904,785
Akzo Nobel NV @	13,002	796,867
ArcelorMittal SA	53,395	1,540,446
ArcelorMittal SA =	1,708	48,886
ASR Nederland NV	17,592	1,007,797
Coca-Cola Europacific Partners PLC	8,210	714,636
HAL Trust	766	97,405
Havas NV *	40,220	57,189
Heineken NV	16,759	1,365,999
ING Groep NV	223,882	4,355,083
Koninklijke Ahold Delhaize NV	159,582	5,963,534
Koninklijke KPN NV	263,030	1,114,051
Koninklijke Philips NV @	41,074	1,043,280
Koninklijke Philips NV ¢	35,721	902,669
NN Group NV	37,699	2,090,374
Randstad NV @	12,115	500,418
Stellantis NV @	191,757	2,127,793
Stellantis NV @	56,317	631,314
		25,984,664
New Zealand — 0.2%
Auckland International Airport Ltd.	113,625	527,051
Fletcher Building Ltd. @*	16,680	31,062
Infratil Ltd. @	43,038	253,633
Mercury NZ Ltd.	40,757	129,583
Meridian Energy Ltd.	29,271	93,064
Port of Tauranga Ltd. @	3,033	11,417
Ryman Healthcare Ltd. @*	33,769	52,916
Summerset Group Holdings Ltd. @	11,643	74,366
		1,173,092
Norway — 0.8%
Aker BP ASA	22,520	534,065
Aker Solutions ASA	26,878	86,147
Austevoll Seafood ASA	8,619	80,245
DNB Bank ASA	56,542	1,480,635
Equinor ASA	8,638	228,785
Norsk Hydro ASA	88,167	505,502
SpareBank 1 Sor-Norge ASA	18,440	296,913
Stolt-Nielsen Ltd.	3,929	91,683
Subsea 7 SA	28,831	459,292
TGS ASA	6,495	61,211
Yara International ASA	13,680	410,763
		4,235,241
Portugal — 0.0%
EDP Renovaveis SA @	8,133	67,803
Singapore — 1.4%
BW LPG Ltd. ±	5,825	63,119
BW LPG Ltd. @±	1,247	13,567
CapitaLand Investment Ltd. @	167,400	341,391

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Singapore (Continued)
City Developments Ltd.	34,200	$127,529
Genting Singapore Ltd.	191,700	107,011
Hafnia Ltd.	9,131	37,494
Hongkong Land Holdings Ltd.	101,200	437,184
Keppel Ltd. @	241,100	1,238,205
Olam Group Ltd.	36,500	26,759
Oversea-Chinese Banking Corp. Ltd.	95,349	1,227,746
Seatrium Ltd. @*	297,440	467,120
Singapore Airlines Ltd. @	15,900	80,355
STMicroelectronics NV @	30,560	660,890
United Overseas Bank Ltd.	71,400	2,024,209
UOL Group Ltd.	47,218	207,702
Wilmar International Ltd.	273,400	681,694
		7,741,975
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA @	64,315	872,427
Banco Bilbao Vizcaya Argentaria SA, ADR @	87,919	1,197,457
Banco de Sabadell SA	74,625	208,266
Banco Santander SA	1,427,311	9,562,602
CaixaBank SA	371,435	2,881,312
Repsol SA	211,452	2,812,309
Telefonica SA, ADR @	6,496	30,271
		17,564,644
Sweden — 2.4%
Billerud Aktiebolag	22,377	230,408
Boliden AB	34,071	1,109,397
Essity AB, Class B @	35,389	1,004,797
Getinge AB, Class B	7,190	154,361
Hexagon AB, Class B	53,499	567,627
Hexpol AB	7,086	61,683
Holmen AB, Class B @	8,941	353,306
Husqvarna AB, Class B @	42,676	201,114
Loomis AB	8,247	333,431
Securitas AB, Class B	59,785	844,275
Skandinaviska Enskilda Banken AB, Class A @*	140,768	2,303,700
Skanska AB, Class B *	29,166	640,957
SKF AB, Class A *	839	16,819
SKF AB, Class B @*	64,782	1,303,142
SSAB AB, Class A	29,362	181,106
SSAB AB, Class B @	84,454	511,674
Svenska Cellulosa AB SCA, Class A *	244	3,185
Svenska Cellulosa AB SCA, Class B *	25,812	339,605
Svenska Handelsbanken AB, Class A @	54,423	612,623
Svenska Handelsbanken AB, Class B @	1,918	30,549
Swedbank AB, Class A @	38,879	881,486
Telefonaktiebolaget LM Ericsson, ADR	11,013	85,461
Telefonaktiebolaget LM Ericsson, Class B @	32,529	251,383
Telia Co. AB	249,241	899,834
Trelleborg AB, Class B	10,544	390,006
Volvo Car AB, Class B @*	39,107	74,660
		13,386,589
Switzerland — 10.0%
Alcon AG µ	30,384	2,858,095
Baloise Holding AG	4,379	916,685
	SHARES	VALUE†
Banque Cantonale Vaudoise @	1,642	$178,918
Barry Callebaut AG @	86	113,928
Cie Financiere Richemont SA, Class A	30,922	5,345,902
DSM-Firmenich AG	7,778	768,369
Holcim AG	54,044	5,772,757
Julius Baer Group Ltd. @	24,697	1,694,482
Lonza Group AG	4,850	2,972,386
Novartis AG	63,874	7,063,900
Sandoz Group AG	24,470	1,024,493
Sandoz Group AG, ADR @	572	23,978
SIG Group AG @	18,684	344,451
Swatch Group AG (The) @µ	6,226	213,585
Swatch Group AG (The) @µ	882	151,237
Swiss Life Holding AG	4,035	3,662,377
Swiss Prime Site AG	1,636	200,825
Swiss Re AG	26,278	4,455,409
Swisscom AG	4,128	2,377,321
UBS Group AG	192,960	5,860,557
Zurich Insurance Group AG	13,684	9,512,445
		55,512,100
United Kingdom — 13.2%
Anglo American PLC	64,628	1,790,714
Barclays PLC, ADR @	187,946	2,886,851
Barratt Redrow PLC	47,310	258,445
BP PLC	299,981	1,689,889
BP PLC, ADR @	100,067	3,381,264
British American Tobacco PLC	112,193	4,611,521
BT Group PLC @	1,231,112	2,637,493
Centrica PLC	116,717	225,174
DCC PLC	2,839	188,681
Endeavour Mining PLC	6,153	147,855
Flutter Entertainment PLC *	3,025	670,189
Glencore PLC *	465,148	1,684,195
HSBC Holdings PLC	18,452	208,297
HSBC Holdings PLC, ADR @	184,078	10,571,600
J Sainsbury PLC	201,103	610,990
Kingfisher PLC	299,798	980,939
Lloyds Banking Group PLC	5,517,825	5,137,608
Lloyds Banking Group PLC, ADR @	217,015	828,997
Natwest Group PLC	517,821	3,022,067
Natwest Group PLC, ADR	116,916	1,393,639
Shell PLC, ADR @	351,085	25,727,509
Standard Chartered PLC	184,890	2,721,485
Taylor Wimpey PLC	177,236	247,489
Vodafone Group PLC	1,897,428	1,786,780
Whitbread PLC	4,742	150,013
		73,559,684
United States — 0.2%
International Paper Co.	22,318	1,189,207
Shell PLC	2,416	88,165
Tenaris SA, ADR	2,664	104,189
		1,381,561
TOTAL COMMON STOCKS
(Identified Cost $404,565,729)		546,207,909
PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 8.699%	7,858	585,433
Henkel AG & Co. KGaA, 2.514%	14,026	1,114,420
Porsche Automobil Holding SE, 7.399%	11,784	440,365

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Germany (Continued)
Volkswagen AG, 9.640%	16,537	$1,672,989
		3,813,207
TOTAL PREFERRED STOCKS
(Identified Cost $5,910,743)		3,813,207
SHORT-TERM INVESTMENTS — 7.8%
Collateral For Securities On Loan — 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	43,237,101	43,237,101
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $43,237,101)		43,237,101
Total Investments — 106.4%
(Identified Cost $453,713,573)		593,258,217
Liabilities in excess of Cash and Other Assets — (6.4%)		(35,660,378)
Net Assets — 100.0%		$557,597,839
†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $131,518,224.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2025 amounted to $2,712,315 or 0.49% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)
	SHARES	VALUE†
MUTUAL FUNDS — 100.2%
Others — 100.2%
DFA International Small Company Portfolio £	12,116,233	$247,292,305
TOTAL MUTUAL FUNDS (Identified Cost $122,419,281)		247,292,305
Total Investments — 100.2% (Identified Cost $122,419,281)		247,292,305
Liabilities in excess of Cash and Other Assets — (0.2%)		(421,596)
Net Assets — 100.0%		$246,870,709
†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Belgium — 0.1%
Titan Cement International SA	2,956	$135,844
Brazil — 2.7%
Atacadao SA	36,818	46,777
Banco Bradesco SA	70,133	139,493
Banco Bradesco SA, ADR @	108,513	241,984
Banco do Brasil SA	93,754	463,147
Banco Santander Brasil SA	109,028	510,515
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	18,556
BRF SA	22,992	79,293
C&A Modas SA	15,100	28,102
Cia Siderurgica Nacional SA	34,656	57,513
Cia Siderurgica Nacional SA, ADR @	17,252	28,811
Cosan SA	49,993	64,742
Cruzeiro do Sul Educacional SA	30,500	20,310
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,874	83,237
Desktop SA ±	6,427	8,864
Dexco SA	34,954	32,954
Fleury SA	13,800	28,294
Gerdau SA, ADR	87,364	248,114
Grendene SA	13,800	13,301
Grupo SBF SA	5,100	10,474
Hapvida Participacoes e Investimentos SA *±	242,052	93,742
Hypera SA	2,860	9,708
Iochpe Maxion SA	12,197	24,901
IRB Brasil Resseguros SA *	1,622	14,570
JBS SA	2,892	20,834
JHSF Participacoes SA	40,831	29,909
Lojas Renner SA	24,223	51,915
Natura & Co. Holding SA	62,208	108,905
Petroleo Brasileiro SA	169,614	1,213,301
Petroreconcavo SA	10,435	30,154
Sao Martinho SA	10,312	37,407
Tupy SA	3,847	12,270
Ultrapar Participacoes SA	8,880	26,625
Vale SA	20,412	202,816
Vale SA, ADR	102,067	1,018,629
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	19,666
Vibra Energia SA	45,900	143,014
YDUQS Participacoes SA	12,500	25,278
		5,208,125
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	13,200	15,097
Canada — 0.0%
China Gold International Resources Corp. Ltd. *	3,700	26,580
Cayman Islands — 0.2%
Edvantage Group Holdings Ltd.	32,244	8,163
Fulgent Sun International Holding Co. Ltd.	8,315	29,927
Gourmet Master Co. Ltd.	5,000	13,704
Trip.com Group Ltd.	4,900	311,199
		362,993
Chile — 0.5%
CAP SA *	4,662	25,285
Cencosud SA	18,885	57,677
Cia Sud Americana de Vapores SA	1,034,584	56,657
Empresa Nacional de Telecomunicaciones SA	13,467	41,271
Empresas CMPC SA	72,883	119,740
	SHARES	VALUE†
Empresas Copec SA	28,747	$198,299
Enel Americas SA	1,098,585	106,904
Falabella SA	28,872	120,409
Inversiones Aguas Metropolitanas SA	51,819	45,841
Ripley Corp. SA *	81,141	31,019
Salfacorp SA	43,853	30,934
Sigdo Koppers SA	27,803	32,370
SMU SA	215,040	39,858
Sociedad Matriz SAAM SA	298,644	36,484
SONDA SA	83,103	35,226
Vina Concha y Toro SA	23,908	30,592
		1,008,566
China — 30.6%
361 Degrees International Ltd.	71,000	40,420
3SBio, Inc. ±	119,000	182,902
AAC Technologies Holdings, Inc.	29,500	178,559
Advanced Technology & Materials Co. Ltd., Class A	13,900	24,669
Agricultural Bank of China Ltd., Class H	1,367,000	822,155
Airtac International Group	7,000	175,198
Alibaba Group Holding Ltd.	387,610	6,375,943
Alibaba Group Holding Ltd., ADR	3,993	527,994
Aluminum Corp. of China Ltd., Class H	178,000	111,401
Angang Steel Co. Ltd., Class H *	92,999	20,795
Anhui Conch Cement Co. Ltd., Class H	71,500	202,147
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	6,957
Anhui Heli Co. Ltd., Class A	8,200	21,699
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	14,126
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	4,769
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	22,670
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	16,708
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	35,177
Anjoy Foods Group Co. Ltd., Class A	2,200	24,209
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	14,817
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	23,891
AviChina Industry & Technology Co. Ltd., Class H	254,000	127,303
BAIC Motor Corp. Ltd., Class H ±	145,000	37,641
Baidu, Inc., ADR *@	11,412	1,050,246
Baidu, Inc., Class A *	6,850	79,183
Bank of Beijing Co. Ltd., Class A	98,400	81,958
Bank of Changsha Co. Ltd., Class A	25,500	32,281
Bank of Chengdu Co. Ltd., Class A	26,000	61,632
Bank of China Ltd., Class H	4,205,902	2,534,962
Bank of Chongqing Co. Ltd., Class H	46,500	40,097
Bank of Communications Co. Ltd., Class H	488,400	436,842
Bank of Guiyang Co. Ltd., Class A	22,500	18,275
Bank of Hangzhou Co. Ltd., Class A	32,101	63,921
Bank of Jiangsu Co. Ltd., Class A	80,100	104,934
Bank of Nanjing Co. Ltd., Class A	61,300	87,321
Bank of Ningbo Co. Ltd., Class A	38,780	138,078
Bank of Qingdao Co. Ltd., Class H ±	53,000	21,864
Bank of Shanghai Co. Ltd., Class A	68,500	93,044
Bank of Suzhou Co. Ltd., Class A	22,220	24,145
Baoshan Iron & Steel Co. Ltd., Class A	100,300	99,585
BBMG Corp., Class H	103,000	9,795

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	$20,652
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	15,459
Beijing Enterprises Holdings Ltd.	46,000	173,798
Beijing Enterprises Water Group Ltd.	414,000	119,176
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	8,829
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	22,401
Beijing New Building Materials PLC, Class A	5,600	22,472
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	12,518
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,602
Beijing Shougang Co. Ltd., Class A	27,500	12,704
Beijing Sinnet Technology Co. Ltd., Class A	15,900	36,660
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	8,125
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	16,217
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	82,954
Beiqi Foton Motor Co. Ltd., Class A *	66,600	22,501
BGI Genomics Co. Ltd., Class A	1,800	13,069
BOC International China Co. Ltd., Class A	14,300	20,587
BOE Technology Group Co. Ltd., Class A	220,300	126,073
BOE Varitronix Ltd.	15,000	10,930
Bohai Leasing Co. Ltd., Class A *	64,900	29,802
Bright Dairy & Food Co. Ltd., Class A	7,700	8,845
Brilliance China Automotive Holdings Ltd. @	178,000	59,246
BTG Hotels Group Co. Ltd., Class A	5,700	10,462
By-health Co. Ltd., Class A	11,100	17,802
BYD Electronic International Co. Ltd.	3,500	18,126
C C Land Holdings Ltd. *	106,500	19,161
C&D International Investment Group Ltd.	55,477	115,496
Caitong Securities Co. Ltd., Class A	15,470	16,640
Canmax Technologies Co. Ltd., Class A	4,800	14,092
CECEP Solar Energy Co. Ltd., Class A	30,100	18,388
CECEP Wind-Power Corp., Class A	49,010	20,005
CGN New Energy Holdings Co. Ltd. @	130,000	38,425
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	33,716
Changjiang Securities Co. Ltd., Class A	17,900	15,650
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	16,859
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	9,499
Chengxin Lithium Group Co. Ltd., Class A	5,600	9,823
China Baoan Group Co. Ltd., Class A	9,000	10,065
China BlueChemical Ltd., Class H	58,000	14,236
China Bohai Bank Co. Ltd., Class H *±	141,000	15,946
China CAMC Engineering Co. Ltd., Class A	4,400	4,897
China Cinda Asset Management Co. Ltd., Class H	103,000	14,560
China Citic Bank Corp. Ltd., Class H	613,000	479,752
China Coal Energy Co. Ltd., Class H	181,000	184,455
China Coal Xinji Energy Co. Ltd., Class A	19,900	18,770
China Communications Services Corp. Ltd., Class H	231,600	126,791
	SHARES	VALUE†
China Conch Venture Holdings Ltd.	61,500	$61,093
China Construction Bank Corp., Class H	5,282,810	4,670,817
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	20,233
China Education Group Holdings Ltd. @	34,181	10,498
China Energy Engineering Corp. Ltd., Class A	88,674	27,758
China Energy Engineering Corp. Ltd., Class H	152,000	19,729
China Everbright Bank Co. Ltd., Class H	241,000	98,178
China Feihe Ltd. ±	195,000	147,100
China Foods Ltd.	86,000	33,377
China Galaxy Securities Co. Ltd., Class H	96,500	95,986
China Gas Holdings Ltd.	233,800	213,025
China Great Wall Securities Co. Ltd., Class A	8,500	9,447
China Green Electricity Investment of Tianjin Co. Ltd., Class A	10,700	12,512
China Hongqiao Group Ltd. @	189,000	388,617
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	54,638
China Jushi Co. Ltd., Class A	22,631	40,258
China Lesso Group Holdings Ltd.	100,000	44,850
China Lilang Ltd.	31,000	14,461
China Literature Ltd. *@±	27,000	89,347
China Medical System Holdings Ltd.	97,000	92,868
China Meheco Group Co. Ltd., Class A	13,860	19,992
China Meidong Auto Holdings Ltd. @	56,000	15,113
China Mengniu Dairy Co. Ltd.	204,000	503,351
China Merchants Bank Co. Ltd., Class H	163,500	964,428
China Merchants Energy Shipping Co. Ltd., Class A	27,400	24,635
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	23,187
China Merchants Port Holdings Co. Ltd.	91,712	157,932
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	8,219
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	27,820
China Minsheng Banking Corp. Ltd., Class H	353,880	159,171
China National Accord Medicines Corp. Ltd., Class A	4,160	14,680
China National Building Material Co. Ltd., Class H	207,591	106,977
China National Chemical Engineering Co. Ltd., Class A	38,700	38,371
China National Medicines Corp. Ltd., Class A	4,600	18,916
China National Nuclear Power Co. Ltd., Class A	53,700	68,202
China New Higher Education Group Ltd. ±	94,587	11,061
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A *	15,100	10,411
China Nonferrous Mining Corp. Ltd.	102,000	73,667
China Oilfield Services Ltd., Class H	134,000	110,383
China Overseas Grand Oceans Group Ltd. @	141,402	33,981
China Overseas Land & Investment Ltd.	213,500	381,375

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Pacific Insurance Group Co. Ltd., Class H	100,800	$316,722
China Petroleum & Chemical Corp., Class H	1,844,400	971,803
China Railway Group Ltd., Class H	247,000	108,876
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	12,015
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	61,465
China Reinsurance Group Corp., Class H	422,000	52,062
China Resources Beer Holdings Co. Ltd.	53,000	191,391
China Resources Building Materials Technology Holdings Ltd.	238,000	52,913
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,420
China Resources Gas Group Ltd.	30,100	89,742
China Resources Land Ltd.	285,000	944,940
China Resources Medical Holdings Co. Ltd.	71,500	34,181
China Resources Pharmaceutical Group Ltd. ±	134,500	87,461
China Risun Group Ltd. @	58,000	18,634
China Shenhua Energy Co. Ltd., Class H	134,500	545,332
China Shineway Pharmaceutical Group Ltd.	36,000	35,207
China South Publishing & Media Group Co. Ltd., Class A	11,600	22,411
China State Construction Engineering Corp. Ltd., Class A	191,200	138,686
China State Construction International Holdings Ltd.	50,000	64,641
China Sunshine Paper Holdings Co. Ltd. *	26,000	5,847
China Taiping Insurance Holdings Co. Ltd.	91,000	138,229
China Tower Corp. Ltd. Class H ±	364,800	490,372
China Traditional Chinese Medicine Holdings Co. Ltd. *	260,000	65,155
China TransInfo Technology Co. Ltd., Class A	6,900	8,849
China Travel International Investment Hong Kong Ltd.	180,000	24,520
China Vanke Co. Ltd., Class H *@	133,972	95,381
China Yongda Automobiles Services Holdings Ltd. @	84,000	29,038
China Youran Dairy Group Ltd. *@±	71,000	21,898
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	27,425
China Zheshang Bank Co. Ltd., Class H	124,800	41,218
Chinasoft International Ltd. @	164,000	110,648
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	13,841
Chlitina Holding Ltd.	3,090	10,749
Chongqing Changan Automobile Co. Ltd., Class A	41,230	74,083
Chongqing Department Store Co. Ltd., Class A	2,400	9,975
Chongqing Rural Commercial Bank Co. Ltd., Class H	164,000	111,280
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	11,974
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,000	23,428
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	23,375
CIMC Enric Holdings Ltd.	74,000	62,765
CITIC Ltd.	301,000	371,345
CMOC Group Ltd., Class H	27,000	22,207
CNGR Advanced Material Co. Ltd., Class A	2,520	12,225
	SHARES	VALUE†
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	$12,962
CNOOC Energy Technology & Services Ltd., Class A	62,100	34,425
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	13,873
COFCO Biotechnology Co. Ltd., Class A *	15,100	11,265
COFCO Joycome Foods Ltd. *@	183,000	34,806
COFCO Sugar Holding Co. Ltd., Class A	15,600	20,652
Concord New Energy Group Ltd.	420,000	24,289
Consun Pharmaceutical Group Ltd.	23,000	27,311
COSCO Shipping Development Co. Ltd., Class H	324,200	40,413
COSCO Shipping Energy Transportation Co. Ltd., Class H	86,000	69,627
COSCO Shipping Holdings Co. Ltd., Class H	244,199	384,118
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	21,934
COSCO SHIPPING Ports Ltd. @	131,229	78,925
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	22,864
CRRC Corp. Ltd., Class H	177,000	110,093
CSG Holding Co. Ltd., Class A	19,500	13,257
CSPC Pharmaceutical Group Ltd.	470,000	298,376
CSSC Hong Kong Shipping Co. Ltd.	70,000	16,012
CTS International Logistics Corp. Ltd., Class A	11,000	8,631
Daqin Railway Co. Ltd., Class A	85,800	77,379
Dian Diagnostics Group Co. Ltd., Class A	4,800	10,511
Dongfang Electric Corp. Ltd., Class H	21,000	26,394
Dongxing Securities Co. Ltd., Class A	12,000	19,080
Dongyue Group Ltd. @	104,000	121,756
E-Commodities Holdings Ltd.	94,000	9,906
Easyhome New Retail Group Co. Ltd., Class A	51,400	29,982
EEKA Fashion Holdings Ltd.	17,500	16,979
Ever Sunshine Services Group Ltd.	42,000	10,633
Fangda Carbon New Material Co. Ltd., Class A	15,700	10,738
Fangda Special Steel Technology Co. Ltd., Class A	19,000	10,926
Far East Horizon Ltd. @	187,000	153,081
FAW Jiefang Group Co. Ltd., Class A	14,900	16,622
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	18,052
FIH Mobile Ltd. *	45,000	5,205
FinVolution Group, ADR	6,294	60,611
Flat Glass Group Co. Ltd., Class H	15,000	20,395
Fosun International Ltd.	35,000	18,756
Founder Securities Co. Ltd., Class A	23,800	25,567
Fu Shou Yuan International Group Ltd. @	93,000	44,938
Fufeng Group Ltd.	153,000	119,939
Fujian Funeng Co. Ltd., Class A	18,330	23,305
Fujian Sunner Development Co. Ltd., Class A	9,800	20,298
Ganfeng Lithium Group Co. Ltd., Class H @±	12,000	32,462
Gansu Energy Chemical Co. Ltd., Class A	56,900	19,695
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	6,540
GCL Energy Technology Co. Ltd., Class A	4,200	4,384
GCL Technology Holdings Ltd. *@	395,000	49,747
GDS Holdings Ltd., Class A *	18,600	58,323
Geely Automobile Holdings Ltd.	329,000	703,540
GEM Co. Ltd., Class A	33,500	30,120

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Gemdale Corp., Class A	19,200	$11,967
Genertec Universal Medical Group Co. Ltd. ±	75,500	50,744
GF Securities Co. Ltd., Class H	64,200	86,629
Giant Network Group Co. Ltd., Class A	9,400	18,251
Global New Material International Holdings Ltd. *@	25,000	11,470
GoerTek, Inc., Class A	12,100	43,617
Goldwind Science & Technology Co. Ltd., Class H	47,800	30,100
Gotion High-tech Co. Ltd., Class A	5,100	15,318
Grand Pharmaceutical Group Ltd.	88,500	68,580
Great Wall Motor Co. Ltd., Class H	20,000	34,955
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,000	56,420
Greentown China Holdings Ltd.	78,500	110,969
Greentown Management Holdings Co. Ltd. ±	61,000	22,577
Greentown Service Group Co. Ltd.	102,000	55,709
GRG Banking Equipment Co. Ltd., Class A	12,500	22,839
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	20,416
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	24,834
Guangdong Tapai Group Co. Ltd., Class A	9,300	10,362
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	9,359
Guanghui Energy Co. Ltd., Class A	48,700	40,831
Guangshen Railway Co. Ltd., Class H	82,000	18,336
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	22,971
Guangzhou Automobile Group Co. Ltd., Class H @	162,000	66,828
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	10,347
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H @	16,000	34,955
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	21,513
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	15,848
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	6,186
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	16,621
Guosen Securities Co. Ltd., Class A	22,400	31,692
Guotai Junan Securities Co. Ltd., Class H ±	105,152	152,428
Haier Smart Home Co. Ltd., Class A	20,500	77,288
Haier Smart Home Co. Ltd., Class H	88,800	285,294
Hainan Meilan International Airport Co. Ltd., Class H *@	23,000	26,838
Haitian International Holdings Ltd.	33,000	87,150
Han's Laser Technology Industry Group Co. Ltd., Class A	3,000	11,575
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	32,968
Hangzhou GreatStar Industrial Co. Ltd.	4,400	17,966
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	9,078
	SHARES	VALUE†
Harbin Electric Co. Ltd., Class H	74,000	$40,131
Health & Happiness H&H International Holdings Ltd.	18,500	22,039
Hello Group, Inc., ADR	12,302	77,626
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	14,757
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	21,989
Hengan International Group Co. Ltd.	42,000	117,125
Hengli Petrochemical Co. Ltd., Class A	35,500	75,242
Hengtong Optic-electric Co. Ltd., Class A	9,680	22,212
Hengyi Petrochemical Co. Ltd., Class A	25,000	20,788
Hesteel Co. Ltd., Class A	65,500	19,871
Hisense Visual Technology Co. Ltd., Class A	8,800	30,119
HLA Group Corp. Ltd., Class A	24,000	26,179
Hopson Development Holdings Ltd. *	101,900	40,464
Horizon Construction Development Ltd.	115,553	17,077
Hoshine Silicon Industry Co. Ltd., Class A	4,200	31,774
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. @±	41,000	163,601
Huafon Chemical Co. Ltd., Class A	27,754	29,738
Huaibei Mining Holdings Co. Ltd., Class A	10,400	18,716
Huapont Life Sciences Co. Ltd., Class A	27,600	15,072
Huatai Securities Co. Ltd., Class H ±	46,400	74,417
Huaxi Securities Co. Ltd., Class A	12,600	15,151
Huaxia Bank Co. Ltd., Class A	43,300	46,753
Huaxin Cement Co. Ltd., Class A	7,000	13,398
Huaxin Cement Co. Ltd., Class H	17,700	22,064
Huayu Automotive Systems Co. Ltd., Class A	17,500	43,583
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	16,868
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	28,777
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	22,897
Huitongda Network Co. Ltd., Class H *@±	2,800	4,836
Humanwell Healthcare Group Co. Ltd., Class A	9,700	27,555
Hunan Valin Steel Co. Ltd., Class A	47,300	32,483
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	38,689
Hytera Communications Corp. Ltd., Class A *	11,800	18,664
IKD Co. Ltd., Class A	7,100	15,969
Industrial & Commercial Bank of China Ltd., Class H	3,985,000	2,837,119
Industrial Bank Co. Ltd., Class A	91,300	271,947
Industrial Securities Co. Ltd., Class A	28,910	23,442
Infore Environment Technology Group Co. Ltd., Class A	12,400	10,431
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	41,953
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	31,871
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	14,871
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	41,866
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	26,127

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Intco Medical Technology Co. Ltd., Class A	5,700	$18,778
iQIYI, Inc., ADR *@	31,465	71,111
IRICO Display Devices Co. Ltd., Class A *	22,000	23,178
JA Solar Technology Co. Ltd., Class A	14,800	23,532
JCET Group Co. Ltd., Class A	7,595	36,667
JD Health International, Inc. *±	35,300	150,383
JD Logistics, Inc. *±	113,600	183,361
JD.com, Inc., Class A	125,400	2,591,332
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	22,220	21,357
Jiangsu Eastern Shenghong Co. Ltd., Class A	29,100	33,267
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	10,928
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	21,294
Jiangsu Lihua Foods Group Co. Ltd.	4,320	11,128
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	22,237
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	18,615
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	16,316
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	23,090
Jiangxi Copper Co. Ltd., Class H	70,000	122,882
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	16,570
JinkoSolar Holding Co. Ltd., ADR @	3,545	66,079
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	24,594
Jinneng Science&Technology Co. Ltd., Class A	10,600	8,346
Jinxin Fertility Group Ltd. @±	154,500	59,763
Jiumaojiu International Holdings Ltd. @±	74,000	27,388
Jizhong Energy Resources Co. Ltd., Class A	21,200	17,161
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	29,861
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	20,011
Keda Industrial Group Co. Ltd., Class A	18,900	21,919
Kinetic Development Group Ltd. @	104,000	15,236
Kingboard Holdings Ltd.	71,500	203,526
Kingfa Sci & Tech Co. Ltd., Class A	13,400	20,419
Kunlun Energy Co. Ltd.	354,000	345,290
Lao Feng Xiang Co. Ltd., Class A	2,700	18,985
LB Group Co. Ltd., Class A	11,200	27,491
Lee & Man Paper Manufacturing Ltd.	70,000	19,611
Legend Holdings Corp., Class H *±	38,400	40,860
Lens Technology Co. Ltd., Class A	14,740	51,486
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	23,150
LexinFintech Holdings Ltd., ADR	4,235	42,731
Leyard Optoelectronic Co. Ltd., Class A	20,300	18,588
Li Ning Co. Ltd.	146,500	299,723
Lianhe Chemical Technology Co. Ltd., Class A	6,700	6,394
Livzon Pharmaceutical Group, Inc., Class H	6,800	23,245
Loncin Motor Co. Ltd., Class A	21,600	34,403
Longfor Group Holdings Ltd. ±	118,500	149,392
LONGi Green Energy Technology Co. Ltd., Class A	24,500	53,550
Lonking Holdings Ltd.	158,000	39,797
	SHARES	VALUE†
Luenmei Quantum Co. Ltd., Class A	13,300	$10,399
Luxi Chemical Group Co. Ltd., Class A	8,600	14,302
Luye Pharma Group Ltd. *@±	161,500	44,622
Maccura Biotechnology Co. Ltd., Class A	3,800	6,828
Mango Excellent Media Co. Ltd., Class A	3,900	14,870
Maoyan Entertainment *@±	21,200	20,597
Metallurgical Corp. of China Ltd., Class H	225,000	44,529
Ming Yang Smart Energy Group Ltd., Class A	6,800	10,202
Mingfa Group International Co. Ltd. *	91,000	1,345
Minth Group Ltd. *	56,000	148,970
MLS Co. Ltd., Class A	20,000	24,905
MMG Ltd. *	330,400	113,793
Morimatsu International Holdings Co. Ltd.	30,000	23,903
Nanjing Iron & Steel Co. Ltd., Class A	36,600	23,267
Nanjing Tanker Corp., Class A *	42,600	17,388
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	5,994
NetDragon Websoft Holdings Ltd.	25,500	33,295
New China Life Insurance Co. Ltd., Class H	31,400	119,645
New Hope Liuhe Co. Ltd., Class A *	13,600	17,366
Newland Digital Technology Co. Ltd., Class A	2,500	10,298
Nexteer Automotive Group Ltd.	69,000	44,425
Nine Dragons Paper Holdings Ltd. *@	109,000	46,085
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	19,537
Ningbo Joyson Electronic Corp., Class A	5,200	12,871
Ningbo Shanshan Co. Ltd., Class A	16,300	15,914
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,123
Noah Holdings Ltd., ADR	2,147	20,289
Northeast Securities Co. Ltd., Class A	8,500	9,213
Offshore Oil Engineering Co. Ltd., Class A	27,400	21,537
Onewo, Inc., Class H	10,700	31,351
ORG Technology Co. Ltd., Class A	26,800	18,811
Oriental Energy Co. Ltd., Class A *	11,300	14,881
Oriental Pearl Group Co. Ltd., Class A	10,700	11,376
PAX Global Technology Ltd.	20,000	12,440
People's Insurance Co. Group of China Ltd. (The), Class H	212,000	109,522
PetroChina Co. Ltd., Class H	1,710,000	1,382,249
PICC Property & Casualty Co. Ltd., Class H	150,000	277,198
Ping An Bank Co. Ltd., Class A	42,300	65,681
Ping An Insurance Group Co. of China Ltd., Class H	364,000	2,165,817
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	18,856
Poly Property Group Co. Ltd.	106,431	19,832
Poly Property Services Co. Ltd., Class H	7,200	28,961
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	352,956
Power Construction Corp. of China Ltd., Class A	84,900	56,079
Q Technology Group Co. Ltd. *	36,000	34,374
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	17,772
Qingdao Port International Co. Ltd. Class H ±	56,000	46,346
Qinhuangdao Port Co. Ltd., Class H	43,000	12,710
Redco Properties Group Ltd. *±	80,000	1,285
Renhe Pharmacy Co. Ltd., Class A	19,700	14,968
Risen Energy Co. Ltd., Class A	6,400	9,382
SAIC Motor Corp. Ltd., Class A	29,700	64,669
Sanan Optoelectronics Co. Ltd., Class A	11,300	18,528
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	7,273

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sansure Biotech, Inc., Class A	3,333	$9,983
Sany Heavy Equipment International Holdings Co. Ltd.	64,000	39,150
Sany Heavy Industry Co. Ltd., Class A	29,700	78,103
Satellite Chemical Co. Ltd., Class A	8,826	27,981
SDIC Capital Co. Ltd., Class A	20,400	19,889
Sealand Securities Co. Ltd., Class A	24,800	13,748
Seazen Group Ltd. *	144,000	37,381
Seazen Holdings Co. Ltd., Class A *	13,800	23,788
SF Holding Co. Ltd., Class A	8,300	49,353
Shaanxi Coal Industry Co. Ltd., Class A	31,937	87,245
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	18,296
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	30,114
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	18,967
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	16,533
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	37,515
Shandong Humon Smelting Co. Ltd., Class A	10,800	16,889
Shandong Linglong Tyre Co. Ltd., Class A	7,700	18,837
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	19,912
Shandong Publishing & Media Co. Ltd., Class A	13,000	17,443
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	34,079
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	117,646
Shanghai AJ Group Co. Ltd., Class A	16,900	11,466
Shanghai Bailian Group Co. Ltd., Class A	15,600	19,684
Shanghai Construction Group Co. Ltd., Class A	55,900	19,657
Shanghai Electric Group Co. Ltd., Class H *@	102,000	33,950
Shanghai Environment Group Co. Ltd., Class A	13,920	15,433
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H @	24,000	46,140
Shanghai Industrial Holdings Ltd.	45,000	67,430
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	29,087
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	11,416
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	16,178
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	20,541
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	70,527
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	171,012
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	22,533
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	35,191
	SHARES	VALUE†
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	$11,041
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	22,028
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	13,950
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	12,247
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	17,509
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	37,800
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A *	16,700	17,433
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,900	44,625
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	19,485
Shanxi Securities Co. Ltd., Class A	24,700	20,164
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	16,460
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	12,325
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	13,531
Shenzhen Airport Co. Ltd., Class A	16,200	14,878
Shenzhen Aisidi Co. Ltd., Class A	14,200	24,164
Shenzhen Gas Corp. Ltd., Class A	22,300	20,419
Shenzhen International Holdings Ltd.	107,733	108,959
Shenzhen Investment Ltd.	227,060	22,468
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	5,366
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	15,157
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	18,655
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	27,498
Shenzhen MTC Co. Ltd., Class A	42,300	30,332
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	9,216
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	14,416
Shenzhen Tagen Group Co. Ltd., Class A	25,000	12,962
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	18,472
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	17,062
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	21,819
Shenzhou International Group Holdings Ltd.	14,000	105,070
Shoucheng Holdings Ltd. @	58,400	11,182
Shougang Fushan Resources Group Ltd.	227,116	73,843
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	21,157
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	16,000
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	31,577
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	14,074
Sihuan Pharmaceutical Holdings Group Ltd.	325,000	23,807
Silergy Corp.	4,000	45,478

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sinofert Holdings Ltd. @	244,000	$39,509
Sinoma International Engineering Co., Class A	14,600	19,288
Sinoma Science & Technology Co. Ltd., Class A	11,000	22,602
Sinomine Resource Group Co. Ltd., Class A	1,300	5,753
Sinopec Engineering Group Co. Ltd., Class H	111,000	78,741
Sinopec Kantons Holdings Ltd.	64,000	35,202
Sinopec Shanghai Petrochemical Co. Ltd., Class H *	178,000	27,679
Sinopharm Group Co. Ltd., Class H	118,800	275,418
Sinotrans Ltd., Class H	145,000	69,878
Sinotruk Hong Kong Ltd.	49,000	132,867
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	7,792
Skyworth Group Ltd.	133,484	48,546
SooChow Securities Co. Ltd., Class A	20,280	21,813
Southern Publishing & Media Co. Ltd., Class A	10,300	22,484
STO Express Co. Ltd., Class A	15,900	25,894
Sun Art Retail Group Ltd.	172,500	42,563
Sun King Technology Group Ltd. *	54,000	8,328
Suning Universal Co. Ltd., Class A	32,100	9,650
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,344
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,500	20,317
TangShan Port Group Co. Ltd., Class A	55,900	36,153
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	8,782
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	20,003
TBEA Co. Ltd., Class A	27,300	45,251
TCL Electronics Holdings Ltd.	50,667	61,010
TCL Technology Group Corp., Class A	78,540	48,196
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	19,615
Tian Di Science & Technology Co. Ltd., Class A	40,500	35,799
Tiangong International Co. Ltd.	100,000	26,602
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,156
Tianma Microelectronics Co. Ltd., Class A *	15,500	17,506
Tianneng Power International Ltd. @	74,000	65,522
Tianqi Lithium Corp., Class H @	9,200	28,730
Tianshan Aluminum Group Co. Ltd., Class A	18,200	22,287
Tianshui Huatian Technology Co. Ltd., Class A	9,400	13,740
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	8,846
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	6,226
Tomson Group Ltd.	1,358	508
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	25,080
Tongcheng Travel Holdings Ltd.	42,400	114,154
Tongkun Group Co. Ltd., Class A	11,100	17,940
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	23,177
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,291
Topsports International Holdings Ltd. ±	141,000	61,970
Transfar Zhilian Co. Ltd., Class A	27,553	20,175
	SHARES	VALUE†
TravelSky Technology Ltd., Class H	49,000	$72,794
Trina Solar Co. Ltd., Class A	13,541	31,426
Trip.com Group Ltd., ADR	12,724	808,992
Tsinghua Tongfang Co. Ltd., Class A *	20,700	22,237
Unisplendour Corp. Ltd., Class A	13,940	52,710
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,900	26,214
Venustech Group, Inc., Class A	6,700	15,217
Vipshop Holdings Ltd., ADR *	22,586	354,148
Wanxiang Qianchao Co. Ltd., Class A	19,900	19,237
Wasion Holdings Ltd.	48,000	50,458
Wasu Media Holding Co. Ltd., Class A	20,700	23,664
Weibo Corp., ADR	2,074	19,641
Weibo Corp., Class A	1,420	13,623
Weichai Power Co. Ltd., Class H	112,000	235,761
Wellhope Foods Co. Ltd., Class A *	7,700	8,176
West China Cement Ltd. @	198,000	35,623
Western Securities Co. Ltd., Class A	22,600	24,309
Wharf Holdings Ltd. (The) @	60,000	142,493
Wingtech Technology Co. Ltd., Class A	3,900	17,522
Wuchan Zhongda Group Co. Ltd., Class A	29,100	20,225
Wushang Group Co. Ltd., Class A	12,600	16,124
Wuxi Biologics Cayman, Inc. *±	104,500	363,265
Wuxi Taiji Industry Ltd. Co., Class A	21,000	19,721
XCMG Construction Machinery Co. Ltd., Class A	47,400	56,344
Xi'An Shaangu Power Co. Ltd., Class A	19,200	23,273
Xiamen Bank Co. Ltd., Class A	14,900	12,102
Xiamen C & D, Inc., Class A	17,600	25,168
Xiamen ITG Group Corp. Ltd., Class A	17,300	15,220
Xiamen Tungsten Co. Ltd., Class A	7,300	19,449
Xiamen Xiangyu Co. Ltd., Class A	22,200	17,970
Xiaomi Corp., Class B *±	4,200	26,555
Xinfengming Group Co. Ltd., Class A	4,000	6,542
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	24,890
Xinte Energy Co. Ltd., Class H *@	22,800	14,504
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	8,636
Xinyi Energy Holdings Ltd. @	213,324	26,044
Xinyi Solar Holdings Ltd. @	364,000	140,334
XPeng, Inc., Class A *@	2,100	21,266
Xtep International Holdings Ltd.	106,604	69,458
Xuji Electric Co. Ltd., Class A	3,400	11,393
Yankuang Energy Group Co. Ltd., Class H @	164,000	170,081
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	10,990
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	36,502
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H *@±	25,600	31,879
Yiren Digital Ltd., ADR	4,574	31,469
Yixin Group Ltd. @±	126,500	32,838
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	4,911
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	12,046
YongXing Special Materials Technology Co. Ltd., Class A	2,400	11,001
Youngor Fashion Co. Ltd., Class A	11,500	12,798
YTO Express Group Co. Ltd., Class A	12,500	21,891
Yuexiu Services Group Ltd.	32,500	12,279
YUNDA Holding Group Co. Ltd., Class A	16,500	15,677
Yunnan Aluminium Co. Ltd., Class A	18,200	43,519
Yunnan Baiyao Group Co. Ltd., Class A	1,960	15,352

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Yunnan Copper Co. Ltd., Class A	8,100	$14,443
Yunnan Energy New Material Co. Ltd., Class A	5,200	22,079
Yunnan Tin Co. Ltd., Class A	14,600	30,703
Zhefu Holding Group Co. Ltd., Class A	16,400	7,576
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	42,542
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	46,237
Zhejiang Hailiang Co. Ltd., Class A	19,700	25,455
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	34,297
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,003
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	20,612
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	25,044
Zhejiang Medicine Co. Ltd., Class A	10,400	19,246
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	15,374
Zhejiang Runtu Co. Ltd., Class A	19,400	18,058
Zhejiang Semir Garment Co. Ltd., Class A	21,700	19,690
Zhejiang Wanliyang Co. Ltd., Class A	11,400	12,419
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	17,207
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	36,247
Zhongjin Gold Corp. Ltd., Class A	10,900	21,149
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	21,827
Zhongsheng Group Holdings Ltd.	62,500	109,877
Zhongtai Securities Co. Ltd., Class A	15,500	13,722
Zhou Hei Ya International Holdings Co. Ltd. @±	54,000	13,602
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	8,526
Zhuzhou CRRC Times Electric Co. Ltd., Class H	23,100	95,589
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	8,268
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	9,690
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	85,800	63,070
ZTE Corp., Class H @	30,200	92,562
ZTO Express Cayman, Inc.	10,050	198,250
		59,066,011
Colombia — 0.1%
Cementos Argos SA	2,961	7,250
Corp. Financiera Colombiana SA *	19,558	76,418
Grupo Argos SA	25,839	128,021
		211,689
Czech Republic — 0.2%
CEZ AS	559	27,681
Komercni Banka AS	6,412	310,288
		337,969
Greece — 0.5%
Alpha Services & Holdings SA	151,965	361,503
Bank of Greece	859	13,561
Helleniq Energy Holdings SA	9,060	74,944
	SHARES	VALUE†
Motor Oil Hellas Corinth Refineries SA	4,721	$112,714
Piraeus Financial Holdings SA	85,014	464,041
		1,026,763
Hong Kong — 0.3%
Alibaba Pictures Group Ltd. *@	430,000	29,288
BOC Aviation Ltd. ±	10,700	83,466
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd. *	88,000	19,678
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	2,451
Kingboard Laminates Holdings Ltd.	22,000	25,332
LK Technology Holdings Ltd.	70,000	26,807
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	103,721
Sino Biopharmaceutical Ltd.	424,000	204,332
SSY Group Ltd.	46,000	19,035
Yuexiu Property Co. Ltd. @	135,006	91,780
		605,890
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	350,373
OTP Bank Nyrt	1,508	101,210
		451,583
India — 20.8%
Aarti Drugs Ltd.	1,688	6,705
Aarti Pharmalabs Ltd.	2,707	23,627
ACC Ltd.	5,493	124,998
Adani Power Ltd. *	8,056	47,899
Aditya Birla Capital Ltd. *	49,870	107,935
Advanced Enzyme Technologies Ltd.	3,035	9,921
AGI Greenpac Ltd.	2,388	20,842
Ahluwalia Contracts India Ltd.	1,765	16,990
Ajmera Realty & Infra India Ltd.	2,596	27,514
Alembic Pharmaceuticals Ltd.	4,429	47,263
Allcargo Logistics Ltd.	19,940	6,660
Amara Raja Energy & Mobility Ltd.	10,842	127,609
Ambuja Cements Ltd.	36,667	230,841
Apollo Tyres Ltd.	31,532	156,586
Arvind Ltd.	13,452	49,867
Ashoka Buildcon Ltd. *	8,590	19,360
Aurobindo Pharma Ltd. *	25,561	345,409
Avanti Feeds Ltd.	2,210	23,590
Axis Bank Ltd.	133,355	1,717,791
Axis Bank Ltd., GDR	12,180	769,776
Bajaj Consumer Care Ltd. *	9,842	18,124
Bajaj Holdings & Investment Ltd.	1,809	264,173
Balrampur Chini Mills Ltd.	8,487	54,712
Bandhan Bank Ltd. ±	42,966	73,342
Bank of Baroda	74,524	199,980
Bank of India	26,524	33,173
Bank of Maharashtra	39,556	21,413
Bhansali Engineering Polymers Ltd.	5,648	7,186
Bharat Heavy Electricals Ltd.	81,981	206,361
Biocon Ltd.	2,482	9,899
Birla Corp. Ltd.	3,237	39,993
Birlasoft Ltd.	1,959	8,866
Bombay Burmah Trading Co.	1,162	23,926
Camlin Fine Sciences Ltd. *	4,882	9,496
Can Fin Homes Ltd.	5,565	43,427

Canara Bank	128,930	134,417

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Capacit'e Infraprojects Ltd. *	4,280	$17,726
Ceat Ltd.	2,913	97,053
Chambal Fertilizers and Chemicals Ltd.	13,907	101,041
Cholamandalam Financial Holdings Ltd.	5,275	108,496
CIE Automotive India Ltd.	6,907	32,324
Cipla Ltd.	24,545	413,810
City Union Bank Ltd.	30,829	57,169
CMS Info Systems Ltd.	11,502	61,498
Cochin Shipyard Ltd. ±	105	1,729
Container Corp. Of India Ltd.	9,330	75,308
Coromandel International Ltd.	3,859	89,395
CSB Bank Ltd. *	3,753	13,267
Cyient Ltd.	3,556	52,461
Dalmia Bharat Ltd.	5,315	112,553
DB Corp. Ltd.	3,441	9,270
DCB Bank Ltd.	19,962	26,111
DCM Shriram Ltd.	2,904	36,567
DCW Ltd. *	9,094	8,272
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	59,051
Delhivery Ltd. *	6,220	18,455
Dilip Buildcon Ltd. ±	2,642	14,601
DLF Ltd.	16,547	131,693
Dr. Reddy's Laboratories Ltd.	1,860	24,917
Dr. Reddy's Laboratories Ltd., ADR	39,575	521,994
eClerx Services Ltd.	783	25,385
Edelweiss Financial Services Ltd.	23,512	24,634
EID Parry India Ltd. *	7,288	67,020
Electrosteel Castings Ltd.	23,821	27,312
Engineers India Ltd.	6,697	12,536
EPL Ltd.	9,507	22,435
Equitas Small Finance Bank Ltd. ±	16,074	10,289
Escorts Kubota Ltd.	666	25,301
Exide Industries Ltd.	26,178	110,871
Federal Bank Ltd.	144,130	325,957
FIEM Industries Ltd.	1,108	18,218
Finolex Cables Ltd.	3,624	38,880
Finolex Industries Ltd.	15,431	32,605
Firstsource Solutions Ltd.	6,425	25,483
Force Motors Ltd.	432	45,438
Fortis Healthcare Ltd.	8,848	71,842
G R Infraprojects Ltd.	1,719	21,077
GAIL India Ltd.	218,995	467,083
Galaxy Surfactants Ltd.	569	13,647
Gateway Distriparks Ltd.	25,136	17,619
GHCL Ltd.	5,527	39,827
GHCL Textiles Ltd.	5,527	4,674
Gland Pharma Ltd. ±	1,040	19,699
Glenmark Pharmaceuticals Ltd.	5,909	106,327
Godawari Power & Ispat Ltd.	11,830	24,989
Godfrey Phillips India Ltd.	794	62,946
Godrej Industries Ltd. *	1,769	23,429
Granules India Ltd.	7,725	43,744
Graphite India Ltd.	2,245	12,539
Grasim Industries Ltd.	17,963	547,575
Great Eastern Shipping Co. Ltd. (The)	8,516	92,560
Greaves Cotton Ltd.	5,025	12,604
Gujarat Alkalies & Chemicals Ltd.	2,551	17,300
Gujarat Ambuja Exports Ltd.	8,766	10,482
Gujarat Mineral Development Corp. Ltd.	5,595	17,313
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	47,222
Gujarat Pipavav Port Ltd.	19,498	31,515
	SHARES	VALUE†
Gujarat State Fertilizers & Chemicals Ltd.	15,178	$31,378
Gujarat State Petronet Ltd.	23,082	78,572
HDFC Bank Ltd.	102,232	2,183,445
HDFC Bank Ltd., ADR	9,290	617,228
HEG Ltd.	6,270	35,655
HeidelbergCement India Ltd.	3,920	9,096
Hero MotoCorp Ltd.	5,937	258,464
HG Infra Engineering Ltd.	1,150	14,208
Hindalco Industries Ltd.	145,372	1,159,949
ICICI Bank Ltd., ADR	6,555	206,614
IDFC First Bank Ltd. *	279,140	179,164
IIFL Capital Services Ltd.	19,584	49,503
IIFL Finance Ltd. *	8,058	30,781
India Cements Ltd. (The) *	5,546	17,905
India Glycols Ltd.	656	8,604
Indian Bank	14,634	92,541
Indian Railway Finance Corp. Ltd. ±	17,190	24,941
Indo Count Industries Ltd.	4,356	12,945
Indus Towers Ltd. *	101,143	394,348
IndusInd Bank Ltd.	26,758	203,191
Infibeam Avenues Ltd.	77,058	14,948
Info Edge India Ltd.	3,211	268,552
IRCON International Ltd. ±	18,858	34,419
J Kumar Infraprojects Ltd.	2,507	18,685
Jain Irrigation Systems Ltd. *	17,519	11,728
Jammu & Kashmir Bank Ltd. (The)	31,797	34,214
Jindal Saw Ltd.	28,522	89,912
Jindal Stainless Ltd.	25,001	169,652
Jindal Steel & Power Ltd.	44,263	471,255
Jio Financial Services Ltd. *	176,909	469,901
JK Lakshmi Cement Ltd.	4,751	43,073
JK Paper Ltd.	10,798	39,466
JK Tyre & Industries Ltd.	10,161	32,859
JM Financial Ltd.	40,467	45,025
JSW Energy Ltd.	13,525	84,950
JSW Steel Ltd.	64,527	800,241
Jubilant Ingrevia Ltd.	4,945	37,747
Jubilant Pharmova Ltd.	7,273	76,327
Just Dial Ltd. *	1,076	10,244
Kalpataru Projects International Ltd.	6,263	71,443
Kalyani Steels Ltd.	1,016	9,111
Karnataka Bank Ltd. (The)	29,326	60,215
Karur Vysya Bank Ltd. (The)	36,209	88,539
Kaveri Seed Co. Ltd.	1,897	27,743
KCP Ltd. (The)	6,994	16,692
Kirloskar Oil Engines Ltd.	798	6,703
KNR Constructions Ltd.	11,124	29,607
Kotak Mahindra Bank Ltd.	19,708	501,275
KRBL Ltd.	2,296	7,347
L&T Finance Ltd.	78,972	141,798
Larsen & Toubro Ltd., GDR	26,739	1,074,908
LG Balakrishnan & Bros Ltd.	1,438	20,101
LIC Housing Finance Ltd.	24,147	159,054
LT Foods Ltd.	14,320	63,933
Lupin Ltd.	4,573	108,289
Maharashtra Seamless Ltd.	3,116	24,827
Mahindra & Mahindra Financial Services Ltd.	49,451	163,414
Mahindra & Mahindra Ltd.	37,348	1,162,814
Man Infraconstruction Ltd.	4,652	8,073
Manappuram Finance Ltd.	42,964	116,367
Marksans Pharma Ltd.	9,432	24,498
Maruti Suzuki India Ltd.	4,747	638,144
Mastek Ltd.	960	24,373
Meghmani Organics Ltd. *	7,232	5,288

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
MOIL Ltd.	5,661	$21,294
Motilal Oswal Financial Services Ltd.	7,072	50,885
MRF Ltd.	181	238,235
Muthoot Finance Ltd.	1,710	47,515
Natco Pharma Ltd.	4,536	42,448
National Aluminium Co. Ltd.	39,968	81,926
National Fertilizers Ltd.	6,160	5,780
Nava Ltd.	7,969	48,282
NCC Ltd.	36,382	89,077
NESCO Ltd.	965	10,307
NIIT Learning Systems Ltd.	2,427	11,756
NIIT Ltd.	2,427	3,508
Nilkamal Ltd.	33	597
NMDC Ltd.	253,182	203,648
NMDC Steel Ltd. *	47,585	18,550
NOCIL Ltd.	7,374	15,098
NRB Bearings Ltd.	2,776	6,658
Oberoi Realty Ltd.	5,090	97,360
Odigma Consultancy Solutions *	865	383
Onesource Specialty Pharma Ltd. *	2,735	55,674
Orient Cement Ltd.	6,133	24,389
Orient Green Power Co. Ltd. *	107,182	14,697
Patel Engineering Ltd. *	47,895	21,910
PCBL Chemical Ltd.	11,386	56,509
Pennar Industries Ltd. *	5,072	11,156
Petronet LNG Ltd.	67,706	231,938
Piramal Enterprises Ltd.	4,265	49,008
Piramal Pharma Ltd.	29,025	76,338
PNB Housing Finance Ltd. *±	8,693	89,297
PNC Infratech Ltd.	7,840	23,115
Polyplex Corp. Ltd.	2,048	28,581
Power Finance Corp. Ltd.	121,886	591,088
Power Mech Projects Ltd.	484	15,414
Prakash Industries Ltd.	4,621	8,553
Prestige Estates Projects Ltd.	5,995	82,765
PTC India Ltd.	17,788	33,923
Punjab National Bank	115,447	129,450
PVR Inox Ltd. *	4,239	45,092
Quess Corp. Ltd. ±	3,874	29,504
Rallis India Ltd.	3,389	8,524
Ramco Cements Ltd. (The)	5,843	61,029
Rashtriya Chemicals & Fertilizers Ltd.	16,695	24,455
Raymond Lifestyle Ltd. *	2,620	31,879
Raymond Ltd.	3,276	54,004
RBL Bank Ltd. ±	35,444	71,719
REC Ltd.	124,810	624,981
Redington Ltd.	57,900	164,916
Reliance Industries Ltd.	404,021	6,022,086
Reliance Power Ltd. *	164,619	82,625
Repco Home Finance Ltd.	1,643	6,424
Rhi Magnesita India Ltd.	2,246	13,691
RITES Ltd.	5,510	14,387
Route Mobile Ltd.	1,741	18,994
Sammaan Capital Ltd.	31,451	39,372
Samvardhana Motherson International Ltd.	195,946	300,295
Sandur Manganese & Iron Ores Ltd. (The)	1,780	9,142
Sarda Energy & Minerals Ltd.	2,267	13,633
Seshasayee Paper & Boards Ltd.	1,570	4,823
	SHARES	VALUE†
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	$7,710
Shipping Corp. of India Ltd.	14,166	27,325
Shree Cement Ltd.	313	111,860
Shriram Finance Ltd.	101,580	779,922
Shriram Pistons & Rings Ltd.	500	11,017
SIS Ltd. *	2,091	7,975
Sobha Ltd.	1,677	24,036
South Indian Bank Ltd. (The)	83,493	22,624
Star Cement Ltd. *	7,280	18,309
State Bank of India	69,305	625,324
State Bank of India, GDR	8,728	775,046
Steel Authority of India Ltd.	89,762	120,089
Strides Pharma Science Ltd.	5,470	42,366
Sun Pharmaceutical Industries Ltd.	32,247	654,183
Sun TV Network Ltd.	7,133	53,748
Sundaram-Clayton Ltd.	221	5,727
Sunteck Realty Ltd.	5,951	26,872
Surya Roshni Ltd.	3,092	8,863
Tamilnad Mercantile Bank Ltd.	4,102	19,773
Tata Chemicals Ltd.	12,988	131,137
Tata Consumer Products Ltd.	8,150	95,534
Tata Motors Ltd.	131,488	1,035,705
Tata Steel Ltd.	430,140	774,904
Tata Steel Ltd., GDR	6,923	123,922
Technocraft Industries India Ltd. *	547	16,774
Texmaco Rail & Engineering Ltd.	11,707	18,491
Thirumalai Chemicals Ltd.	4,154	11,859
Thomas Cook India Ltd.	8,408	13,214
Time Technoplast Ltd.	5,635	27,594
TransIndia Real Estate Ltd.	4,985	2,027
Transport Corp. of India Ltd.	1,896	24,513
Triveni Engineering & Industries Ltd.	4,797	21,501
Tube Investments of India Ltd.	343	11,112
TVS Srichakra Ltd.	202	5,984
Uflex Ltd.	3,166	18,339
Unichem Laboratories Ltd. *	1,313	10,646
Union Bank of India Ltd.	81,852	120,663
UPL Ltd. *	4,520	22,903
UPL Ltd.	36,161	269,581
Usha Martin Ltd.	10,246	40,218
VA Tech Wabag Ltd. *	3,405	57,693
Vardhman Textiles Ltd.	8,165	37,767
Vedanta Ltd.	58,464	316,628
Voltamp Transformers Ltd.	223	18,597
Welspun Corp. Ltd.	9,025	91,018
Welspun Living Ltd.	30,266	47,556
West Coast Paper Mills Ltd.	3,247	15,461
Wipro Ltd.	82,116	252,192
Wipro Ltd., ADR @	29,490	90,239
Wockhardt Ltd. *	5,344	89,314
Yes Bank Ltd. *	469,708	92,598
Zee Entertainment Enterprises Ltd.	70,032	80,460
Zensar Technologies Ltd.	5,610	46,066
Zydus Lifesciences Ltd.	10,313	106,837
Zydus Wellness Ltd.	1,105	21,538
		40,231,136
Indonesia — 1.5%
AKR Corporindo Tbk. PT	362,500	23,970
Alamtri Resources Indonesia Tbk. PT	1,752,200	195,218

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Aneka Tambang Tbk. PT	840,200	$82,955
Aspirasi Hidup Indonesia Tbk. PT	625,900	18,898
Astra International Tbk. PT	1,944,500	577,714
Astra Otoparts Tbk. PT	19,600	2,338
Bank Negara Indonesia Persero Tbk. PT *	1,037,332	265,597
Bank OCBC Nisp Tbk. PT *	223,000	18,112
Bank Pan Indonesia Tbk. PT *	399,700	40,067
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	8,686
Bank Pembangunan Daerah Jawa Timur Tbk. PT *	403,000	12,168
Bank Tabungan Negara Persero Tbk. PT *	537,509	28,726
BFI Finance Indonesia Tbk. PT	108,300	5,330
Bukalapak.com Tbk. PT *	3,549,800	30,653
Bukit Asam Tbk. PT	339,600	51,678
Bumi Resources Minerals Tbk. PT *	2,221,900	44,545
Bumi Resources Tbk. PT *	5,598,400	31,440
Bumi Serpong Damai Tbk. PT *	435,700	21,180
Charoen Pokphand Indonesia Tbk. PT	65,700	17,417
Ciputra Development Tbk. PT	924,577	41,874
Dayamitra Telekomunikasi PT	1,395,200	47,602
Dharma Satya Nusantara Tbk. PT	140,700	6,457
Elang Mahkota Teknologi Tbk. PT	999,500	32,894
Energi Mega Persada Tbk. PT *	899,700	9,399
Erajaya Swasembada Tbk. PT	1,042,500	25,433
ESSA Industries Indonesia Tbk. PT	517,700	18,757
Gudang Garam Tbk. PT *	52,600	32,399
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT	294,700	87,556
Indika Energy Tbk. PT	195,300	13,857
Indo Tambangraya Megah Tbk. PT	52,800	73,174
Indocement Tunggal Prakarsa Tbk. PT	129,800	40,758
Indofood Sukses Makmur Tbk. PT	407,500	174,713
Japfa Comfeed Indonesia Tbk. PT	567,600	68,893
Lippo Karawaci Tbk. PT *	1,787,300	8,850
Medco Energi Internasional Tbk. PT	1,095,352	67,798
Metrodata Electronics Tbk. PT	524,800	17,271
Mitra Adiperkasa Tbk. PT	620,000	50,543
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	39,413
Pakuwon Jati Tbk. PT	1,135,800	23,320
Panin Financial Tbk. PT *	1,207,600	26,836
Samudera Indonesia Tbk. PT	979,900	13,610
Sarana Menara Nusantara Tbk. PT	1,152,200	35,137
Semen Indonesia Persero Tbk. PT	315,724	50,523
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	22,177
Surya Citra Media Tbk. PT	1,066,200	12,877
Surya Semesta Internusa Tbk. PT	303,100	15,192
Trimegah Bangun Persada Tbk. PT	123,900	5,162
Triputra Agro Persada PT	632,300	33,600
Tunas Baru Lampung Tbk. PT	363,085	12,717
United Tractors Tbk. PT	169,000	240,335
Vale Indonesia Tbk. PT *	184,400	25,277
XL Axiata Tbk. PT	522,966	72,003
		2,923,099
Korea — 10.2%
BH Co. Ltd.	1,193	11,083
BNK Financial Group, Inc.	17,611	122,589
CJ CheilJedang Corp.	744	124,547
CJ Corp.	1,142	90,197
CJ ENM Co. Ltd. *	1,200	45,881
CJ Logistics Corp.	649	38,037
	SHARES	VALUE†
Daesang Corp.	2,426	$37,976
Daewoo Engineering & Construction Co. Ltd. *	18,960	40,560
Daishin Securities Co. Ltd.	2,379	26,205
Daou Technology, Inc.	2,149	28,809
DB HiTek Co. Ltd.	1,524	44,245
DB Insurance Co. Ltd.	2,058	123,829
DB, Inc. *	6,843	5,628
DGB Financial Group, Inc.	5,382	32,822
DL E&C Co. Ltd.	1,344	37,970
DL Holdings Co. Ltd.	1,534	33,805
Dong-A Socio Holdings Co. Ltd.	295	19,914
Dongkuk Holdings Co. Ltd.	1,150	5,490
Dongkuk Steel Mill Co. Ltd.	3,583	21,535
Dongwha Pharm Co. Ltd.	736	2,994
Dongwon F&B Co. Ltd.	640	13,952
Dongwon Industries Co. Ltd.	786	18,522
Doosan Bobcat, Inc.	4,635	157,385
DoubleUGames Co. Ltd.	604	20,448
E-MART, Inc.	1,350	74,353
ENF Technology Co. Ltd.	555	9,479
Fila Holdings Corp.	1,411	36,365
GS Engineering & Construction Corp.	2,015	23,208
GS Holdings Corp.	3,044	76,074
GS P&L Co. Ltd. *	729	8,545
GS Retail Co. Ltd.	3,073	29,760
HAESUNG DS Co. Ltd.	586	10,407
Hana Financial Group, Inc.	22,264	901,144
Hanil Holdings Co. Ltd.	1,021	9,534
Hankook Tire & Technology Co. Ltd.	5,220	139,850
Hanon Systems *	10,248	25,298
Hansol Paper Co. Ltd.	2,232	12,293
Hanwha Corp.	2,253	62,656
Hanwha Galleria Corp. *	4,602	3,482
Hanwha Investment & Securities Co. Ltd. *	5,680	12,189
Hanwha Life Insurance Co. Ltd. *	20,246	34,992
Hanwha Solutions Corp.	7,228	90,368
Harim Holdings Co. Ltd.	2,243	8,515
HD Hyundai Co. Ltd.	3,291	162,036
HD Hyundai Construction Equipment Co. Ltd.	647	28,868
HD Hyundai Infracore Co. Ltd.	4,454	25,469
HDC Holdings Co. Ltd.	2,781	28,122
HDC Hyundai Development Co-Engineering & Construction	2,554	34,689
HL Holdings Corp.	389	9,127
HL Mando Co. Ltd.	1,823	47,788
HMM Co. Ltd.	15,163	201,418
HS Hyosung Corp. *	119	3,184
Hy-Lok Corp.	918	16,583
Hyosung Corp.	537	17,487
Hyosung TNC Corp.	121	17,832
Hyundai Department Store Co. Ltd. *	867	35,269
Hyundai Engineering & Construction Co. Ltd.	4,831	117,945
Hyundai Glovis Co. Ltd.	1,742	132,972
Hyundai Home Shopping Network Corp. *	716	24,021
Hyundai Marine & Fire Insurance Co. Ltd. *	4,572	67,843
Hyundai Mobis Co. Ltd.	3,020	534,268
Hyundai Motor Co.	10,966	1,468,588
Hyundai Steel Co.	5,647	95,874
Hyundai Wia Corp.	941	28,246
Industrial Bank of Korea	20,136	194,454
INTOPS Co. Ltd.	1,491	15,806
IS Dongseo Co. Ltd.	1,027	11,299

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
JB Financial Group Co. Ltd.	5,577	$65,939
KB Financial Group, Inc., ADR	19,588	1,059,907
KCC Corp.	293	50,243
KCC Glass Corp.	444	9,317
KG Mobility Co. *	4,088	10,314
Kia Corp.	23,059	1,445,396
KIWOOM Securities Co. Ltd.	605	52,139
Kolon Industries, Inc.	1,930	38,272
Korea Asset In Trust Co. Ltd.	5,452	8,738
Korea Electric Terminal Co. Ltd.	682	30,985
Korea Investment Holdings Co. Ltd.	2,704	134,052
Korea Line Corp. *	16,631	18,128
Korea Real Estate Investment & Trust Co. Ltd.	10,376	6,990
Korea Zinc Co. Ltd.	351	185,452
Korean Air Lines Co. Ltd.	8,699	125,833
Korean Reinsurance Co.	12,649	70,182
Kumho Petrochemical Co. Ltd.	1,116	91,478
Kumho Tire Co., Inc. *	3,713	11,940
LG Chem Ltd.	2,583	429,769
LG Corp.	5,347	234,578
LG Display Co. Ltd. *	16,033	95,926
LG Display Co. Ltd., ADR *	8,853	27,533
LG Electronics, Inc.	10,116	530,360
LG H&H Co. Ltd.	332	70,458
LG Innotek Co. Ltd.	903	98,058
LG Uplus Corp.	19,185	134,197
Lotte Chemical Corp.	1,267	56,273
Lotte Chilsung Beverage Co. Ltd.	290	21,053
Lotte Corp.	1,582	22,991
LOTTE Fine Chemical Co. Ltd.	1,517	38,273
Lotte Shopping Co. Ltd.	641	26,380
Lotte Wellfood Co. Ltd.	167	13,201
LS Corp.	1,155	82,517
LX Holdings Corp.	2,593	11,305
LX International Corp.	3,459	59,197
LX Semicon Co. Ltd.	278	10,138
Mirae Asset Life Insurance Co. Ltd. *	5,257	15,958
Mirae Asset Securities Co. Ltd.	15,327	95,449
Netmarble Corp. ±	514	13,666
NH Investment & Securities Co. Ltd.	10,116	96,317
NongShim Co. Ltd.	135	37,085
OCI Co. Ltd.	450	16,625
OCI Holdings Co. Ltd.	995	43,719
Orion Holdings Corp.	2,572	27,999
Ottogi Corp.	131	36,787
Pan Ocean Co. Ltd.	22,750	52,143
Paradise Co. Ltd.	1,846	13,702
Partron Co. Ltd.	1,897	8,619
Poongsan Corp.	1,023	43,074
POSCO Holdings, Inc.	854	161,521
POSCO Holdings, Inc., ADR	11,451	544,266
S-Oil Corp.	3,070	116,962
Samsung C&T Corp.	4,028	319,778
Samsung Card Co. Ltd.	2,083	56,655
Samsung Electronics Co. Ltd.	17,972	705,454
Samsung Electronics Co. Ltd., GDR	3,285	3,196,305
Samsung Life Insurance Co. Ltd.	4,057	228,404
Samsung SDI Co. Ltd.	2,415	309,153
	SHARES	VALUE†
Samsung Securities Co. Ltd.	2,679	$82,326
SD Biosensor, Inc.	2,641	16,519
SeAH Steel Holdings Corp.	235	38,063
Sebang Global Battery Co. Ltd.	697	30,720
Seoul Semiconductor Co. Ltd. *	2,206	9,513
SFA Engineering Corp.	456	6,565
SGC Energy Co. Ltd.	395	5,942
Shinhan Financial Group Co. Ltd.	20,001	639,081
Shinhan Financial Group Co. Ltd., ADR @	5,343	171,403
Shinsegae, Inc.	629	58,564
SK Chemicals Co. Ltd.	314	8,380
SK Discovery Co. Ltd.	867	22,580
SK Gas Ltd.	175	29,355
SK Networks Co. Ltd.	12,838	35,441
SK, Inc.	1,885	165,906
SL Corp.	1,820	47,400
SNT Motiv Co. Ltd.	2,172	38,056
Songwon Industrial Co. Ltd.	1,925	15,478
Sungwoo Hitech Co. Ltd.	3,959	14,519
Unid Co. Ltd.	511	24,674
Webzen, Inc.	1,800	16,258
Woori Financial Group, Inc.	45,228	506,799
Youngone Corp.	2,083	69,315
Youngone Holdings Co. Ltd.	787	47,835
Zinus, Inc.	1,223	16,528
		19,626,496
Malaysia — 1.4%
Aeon Co. M Bhd.	29,400	9,209
AFFIN Bank Bhd.	45,380	28,736
Alliance Bank Malaysia Bhd.	73,200	76,211
AMMB Holdings Bhd.	191,687	241,904
Axiata Group Bhd.	226,300	91,285
Bank Islam Malaysia Bhd.	68,600	39,575
Batu Kawan Bhd.	16,500	72,135
Berjaya Corp. Bhd. *	166,400	11,062
Bumi Armada Bhd.	264,700	32,808
Cahya Mata Sarawak Bhd.	76,400	16,012
CIMB Group Holdings Bhd.	117,473	185,310
Dayang Enterprise Holdings Bhd.	27,900	12,323
DRB-Hicom Bhd.	119,100	17,982
Eastern & Oriental Bhd.	118,100	22,755
Eco World Development Group Bhd.	88,900	39,467
Genting Bhd.	179,200	131,245
Genting Malaysia Bhd.	258,200	96,589
Genting Plantations Bhd.	23,600	28,293
HAP Seng Consolidated Bhd.	14,800	9,539
Hibiscus Petroleum Bhd.	56,080	23,885
Hong Leong Financial Group Bhd.	17,621	69,094
IJM Corp. Bhd.	181,760	86,016
IOI Properties Group Bhd.	75,850	33,844
Magnum Bhd.	86,961	24,104
Mah Sing Group Bhd.	125,685	35,688
Malayan Cement Bhd.	6,800	7,432
Malaysian Resources Corp. Bhd.	142,600	13,818
Matrix Concepts Holdings Bhd.	96,300	29,514
MBM Resources Bhd.	12,500	15,296
MBSB Bhd.	205,001	33,031
Mega First Corp. Bhd.	37,600	33,978
MISC Bhd.	100,620	162,579
MKH Bhd.	36,950	8,660

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
MKH Oil Palm East Kalimantan Bhd.	5,278	$755
Oriental Holdings Bhd.	25,760	41,622
OSK Holdings Bhd.	74,455	29,866
Petronas Chemicals Group Bhd.	133,400	108,824
PPB Group Bhd.	37,500	97,183
RHB Bank Bhd.	159,890	246,456
Sarawak Oil Palms Bhd.	30,750	21,135
Sime Darby Bhd.	293,600	146,221
Sime Darby Property Bhd.	308,000	93,007
SP Setia Bhd. Group	143,480	38,154
Ta Ann Holdings Bhd.	12,260	10,830
TSH Resources Bhd.	43,000	11,628
UEM Sunrise Bhd.	100,300	17,065
United Malacca Bhd.	14,600	16,846
UOA Development Bhd.	19,187	7,610
Yinson Holdings Bhd.	114,400	56,717
		2,683,298
Mexico — 1.9%
Alfa SAB de CV, Class A *	221,384	172,438
Banco del Bajio SA ±	46,242	100,734
Cemex SAB de CV	685,631	384,954
Cemex SAB de CV, ADR	2,361	13,245
Controladora AXTEL SAB DE CV *	260,453	9,151
Corp. Actinver SAB de CV	15,700	14,193
El Puerto de Liverpool SAB de CV, Class C1	11,951	56,063
Fomento Economico Mexicano SAB de CV	15,936	155,097
Genomma Lab Internacional SAB de CV, Class B	65,230	80,739
Gentera SAB de CV	106,289	163,813
Grupo Carso SAB de CV, Series A1	16,160	94,159
Grupo Financiero Banorte SAB de CV, Class O	103,732	720,186
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	231,029
Grupo Mexico SAB de CV, Series B	98,300	491,104
Grupo Rotoplas SAB de CV	16,900	9,852
Grupo Traxion SAB de CV *±	22,512	17,282
Industrias CH SAB de CV, Series B *	23,916	201,009
Industrias Penoles SAB de CV *	11,109	206,562
La Comer SAB de CV	19,245	31,560
Megacable Holdings SAB de CV	59,163	123,735
Nemak SAB de CV *±	174,679	23,046
Orbia Advance Corp. SAB de CV	51,451	38,995
Organizacion Soriana SAB de CV, Class B *	54,505	72,977
Promotora y Operadora de Infraestructura SAB de CV	13,054	131,519
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	13,135
Regional SAB de CV	18,632	118,505
		3,675,082
Philippines — 0.6%
ACEN Corp.	510,437	27,116
Alliance Global Group, Inc.	253,300	26,913
Ayala Corp.	12,590	130,025
Ayala Land, Inc.	354,500	142,482
China Banking Corp.	66,946	108,798
DMCI Holdings, Inc.	265,100	53,182
First Philippine Holdings Corp.	26,510	26,174
GT Capital Holdings, Inc.	7,512	66,817
JG Summit Holdings, Inc.	225,183	64,928
	SHARES	VALUE†
LT Group, Inc.	132,300	$28,159
Megaworld Corp.	1,004,700	31,427
Metropolitan Bank & Trust Co.	133,237	169,966
Puregold Price Club, Inc.	86,900	42,672
Rizal Commercial Banking Corp.	47,790	22,548
Robinsons Land Corp.	199,355	40,899
San Miguel Corp.	41,650	59,427
Security Bank Corp.	30,510	37,321
Top Frontier Investment Holdings, Inc. *	4,630	4,855
Union Bank of the Philippines	66,330	38,251
Universal Robina Corp.	25,650	31,376
		1,153,336
Poland — 1.3%
AB SA *	845	24,437
Alior Bank SA	6,957	215,110
Asseco Poland SA	3,842	156,739
Bank Handlowy w Warszawie SA	2,367	71,140
Bank Polska Kasa Opieki SA	971	44,076
BNPP Bank Polska SA	440	12,497
Cognor Holding SA *	3,349	6,961
Cyfrowy Polsat SA *	17,146	66,872
Echo Investment SA *	1,732	1,995
Enea SA *	30,606	121,068
Inter Cars SA	72	9,779
Jastrzebska Spolka Weglowa SA *	3,759	22,071
KGHM Polska Miedz SA	9,866	319,577
Mirbud SA	5,445	18,530
ORLEN SA	59,254	1,041,294
PGE Polska Grupa Energetyczna SA *	84,800	173,721
Tauron Polska Energia SA *	125,505	160,312
		2,466,179
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	23,579
		23,579
South Africa — 3.3%
Absa Group Ltd.	68,296	659,270
AECI Ltd.	8,481	44,988
African Rainbow Minerals Ltd.	8,579	68,267
Anglo American Platinum Ltd. @	5,029	201,426
Aspen Pharmacare Holdings Ltd.	25,349	226,364
Barloworld Ltd.	20,449	117,887
DataTec Ltd.	24,388	73,849
Exxaro Resources Ltd.	15,705	127,071
Foschini Group Ltd. (The)	26,004	176,320
Grindrod Ltd.	52,062	34,613
Harmony Gold Mining Co. Ltd.	3,310	48,109
Impala Platinum Holdings Ltd. *	59,437	408,198
KAP Ltd. *	269,658	37,209
Lewis Group Ltd.	3,337	12,904
Momentum Group Ltd.	83,475	142,092
Motus Holdings Ltd.	16,747	79,593
Mpact Ltd.	15,365	25,140
MTN Group Ltd.	127,458	856,649
Naspers Ltd., Class N	1,718	423,339
Nedbank Group Ltd.	28,026	393,220
Netcare Ltd.	99,919	71,772
Northam Platinum Holdings Ltd. @	22,983	164,109

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Oceana Group Ltd.	10,541	$33,345
Old Mutual Ltd.	473,972	307,623
Omnia Holdings Ltd.	16,030	58,717
Pepkor Holdings Ltd. ±	170,124	236,884
PPC Ltd.	93,872	23,551
Raubex Group Ltd.	16,897	40,632
Reunert Ltd.	12,692	41,914
Sappi Ltd.	59,313	117,073
Sasol Ltd. *	43,988	183,533
Sibanye Stillwater Ltd. *	213,534	242,591
Sibanye Stillwater Ltd., ADR *	1,610	7,374
Southern Sun Ltd.	31,286	14,163
Standard Bank Group Ltd.	35,871	468,387
Super Group Ltd. @	29,786	45,487
Telkom SA SOC Ltd. *	28,405	57,523
Thungela Resources Ltd.	13,215	72,738
Zeda Ltd.	20,449	12,402
		6,356,326
Taiwan — 19.7%
91APP, Inc.	8,000	19,878
AcBel Polytech, Inc.	51,000	44,391
Acer, Inc.	187,884	200,602
Acter Group Corp. Ltd.	5,000	53,083
ADATA Technology Co. Ltd.	20,450	52,415
Advanced International Multitech Co. Ltd.	8,000	17,830
Advanced Power Electronics Corp.	1,000	2,428
Advanced Wireless Semiconductor Co.	8,000	19,637
Advancetek Enterprise Co. Ltd.	13,000	31,949
Alltek Technology Corp.	10,000	11,400
Alpha Networks, Inc.	11,000	9,757
Altek Corp.	14,014	15,912
Amazing Microelectronic Corp.	8,000	18,336
Ambassador Hotel (The)	14,000	21,083
AMPOC Far-East Co. Ltd.	8,000	21,637
AmTRAN Technology Co. Ltd.	64,775	29,556
Anpec Electronics Corp.	3,000	15,044
Apex International Co. Ltd. *	17,132	16,512
Arcadyan Technology Corp.	11,000	74,543
Ardentec Corp.	39,092	86,891
Argosy Research, Inc.	3,000	13,598
ASE Technology Holding Co. Ltd.	233,000	1,003,509
Asia Cement Corp.	158,269	222,609
Asia Optical Co., Inc.	5,000	20,631
ASROCK, Inc.	2,000	11,144
Asustek Computer, Inc.	36,000	660,312
Aten International Co. Ltd.	5,000	11,023
AUO Corp.	502,400	203,517
Axiomtek Co. Ltd.	8,000	28,311
Bank of Kaohsiung Co. Ltd.	64,606	22,280
Basso Industry Corp.	9,000	10,897
BenQ Materials Corp.	15,000	11,588
BES Engineering Corp.	91,000	29,189
Bioteque Corp.	3,000	10,978
Bizlink Holding, Inc.	8,029	121,877
Brighton-Best International Taiwan, Inc.	17,000	18,304
Capital Securities Corp.	152,437	116,385
Castles Technology Co. Ltd.	4,200	9,690
Catcher Technology Co. Ltd.	43,000	271,320
	SHARES	VALUE†
Cathay Financial Holding Co. Ltd.	403,170	$743,137
Cathay Real Estate Development Co. Ltd.	70,000	45,328
Cenra, Inc.	9,500	10,258
Center Laboratories, Inc.	26,000	28,582
Century Iron & Steel Industrial Co. Ltd.	6,000	28,642
Chailease Holding Co. Ltd.	103,533	361,715
Chang Hwa Commercial Bank Ltd.	316,768	169,344
Chang Wah Electromaterials, Inc.	20,000	25,179
Chang Wah Technology Co. Ltd.	11,000	11,596
Channel Well Technology Co. Ltd.	13,000	32,341
Charoen Pokphand Enterprise	12,000	35,600
CHC Healthcare Group	7,000	10,014
Cheng Loong Corp.	82,000	46,307
Cheng Shin Rubber Industry Co. Ltd.	131,000	198,063
Cheng Uei Precision Industry Co. Ltd.	34,543	57,221
Chia Hsin Cement Corp.	22,440	10,678
Chicony Electronics Co. Ltd.	30,000	151,796
Chicony Power Technology Co. Ltd.	6,000	20,510
Chin-Poon Industrial Co. Ltd.	36,000	34,859
China Airlines Ltd.	278,111	188,465
China Bills Finance Corp.	89,000	40,208
China Man-Made Fiber Corp. *	72,018	14,880
China Metal Products	31,000	27,076
China Motor Corp.	22,478	48,879
China Petrochemical Development Corp. *	113,871	25,207
China Steel Chemical Corp.	8,000	22,793
China Steel Corp.	739,800	499,105
China Wire & Cable Co. Ltd.	16,000	16,553
Chipbond Technology Corp.	42,000	82,223
ChipMOS Technologies, Inc.	28,897	25,239
ChipMOS Technologies, Inc., ADR	328	5,524
Chong Hong Construction Co. Ltd.	12,000	35,780
Chun Yuan Steel Industry Co. Ltd.	30,000	18,387
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	47,346
Chunghwa Precision Test Tech Co. Ltd.	1,000	19,727
Cleanaway Co. Ltd.	6,000	34,425
Clevo Co.	43,000	60,286
CMC Magnetics Corp.	31,979	8,379
Co-Tech Development Corp.	17,000	26,932
Compal Electronics, Inc.	288,000	276,268
Compeq Manufacturing Co. Ltd.	109,000	185,811
Concord Securities Co. Ltd.	38,850	15,387
Continental Holdings Corp.	42,000	34,597
Coretronic Corp.	26,800	58,923
CTBC Financial Holding Co. Ltd.	992,280	1,178,991
CTCI Corp.	33,000	39,607
CyberPower Systems, Inc.	2,000	16,836
D-Link Corp.	15,640	8,455
DA CIN Construction Co. Ltd.	21,200	37,416
Da-Li Development Co. Ltd.	13,692	19,794
Darfon Electronics Corp.	17,000	20,301
Darwin Precisions Corp.	55,000	19,547
Depo Auto Parts Ind Co. Ltd.	12,000	69,754
Dimerco Express Corp.	8,000	19,059
Dyaco International, Inc.	9,022	6,861
Dynamic Holding Co. Ltd.	21,000	28,588
Dynapack International Technology Corp.	7,000	36,051
E.Sun Financial Holding Co. Ltd.	113,000	97,847
Edom Technology Co. Ltd.	10,000	7,801
Elitegroup Computer Systems Co. Ltd.	35,877	18,153

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ennoconn Corp.	6,116	$52,037
Ennostar, Inc.	44,414	52,570
EnTie Commercial Bank Co. Ltd.	68,000	28,673
Eson Precision Ind Co. Ltd.	10,000	14,924
Eternal Materials Co. Ltd.	42,300	35,417
Eurocharm Holdings Co. Ltd.	3,000	15,451
Eva Airways Corp.	241,478	294,916
Evergreen Aviation Technologies Corp.	11,000	32,501
Evergreen International Storage & Transport Corp.	54,000	51,394
Evergreen Marine Corp. Taiwan Ltd.	74,583	495,311
EVERGREEN Steel Corp.	13,000	34,455
Everlight Chemical Industrial Corp.	56,000	31,202
Everlight Electronics Co. Ltd.	40,000	98,426
Excelsior Medical Co. Ltd.	12,733	33,633
Far Eastern Department Stores Ltd.	85,220	62,242
Far Eastern International Bank	221,478	89,385
Far Eastern New Century Corp.	266,338	263,911
Far EasTone Telecommunications Co. Ltd.	99,000	274,317
Farglory F T Z Investment Holding Co. Ltd.	15,120	17,487
Farglory Land Development Co. Ltd.	26,721	55,530
Feng Hsin Steel Co. Ltd.	17,000	34,663
First Financial Holding Co. Ltd.	595,556	485,198
First Steamship Co. Ltd. *	58,240	12,279
FIT Holding Co. Ltd.	9,000	13,716
Fitipower Integrated Technology, Inc.	5,600	32,720
FLEXium Interconnect, Inc.	24,000	43,587
Flytech Technology Co. Ltd.	5,000	18,297
FocalTech Systems Co. Ltd.	8,000	16,023
Forcecon Tech Co. Ltd.	5,142	18,662
Formosa Advanced Technologies Co. Ltd.	20,000	17,107
Formosa Chemicals & Fibre Corp.	176,000	138,086
Formosa Laboratories, Inc.	8,000	15,686
Formosa Petrochemical Corp.	61,000	67,242
Formosa Plastics Corp.	183,000	201,726
Formosa Sumco Technology Corp.	5,000	12,333
Formosa Taffeta Co. Ltd.	49,000	26,490
Formosan Rubber Group, Inc.	18,072	14,097
Formosan Union Chemical	48,179	27,715
Foxconn Technology Co. Ltd.	58,127	108,192
Foxsemicon Integrated Technology, Inc.	4,000	32,528
FSP Technology, Inc.	8,000	14,023
Fu Hua Innovation Co. Ltd.	20,529	23,248
Fubon Financial Holding Co. Ltd.	517,877	1,330,469
Fulltech Fiber Glass Corp. *	14,717	13,386
Fusheng Precision Co. Ltd.	5,000	52,481
G Shank Enterprise Co. Ltd.	10,589	25,833
Gamania Digital Entertainment Co. Ltd.	13,000	28,269
Gemtek Technology Corp.	47,000	41,122
General Interface Solution Holding Ltd. *	18,000	25,507
Genius Electronic Optical Co. Ltd.	4,000	47,225
Getac Holdings Corp. *	21,000	71,787
Giant Manufacturing Co. Ltd.	20,000	84,632
Gigabyte Technology Co. Ltd.	18,000	131,195
Global Brands Manufacture Ltd.	21,000	40,479
Global Mixed Mode Technology, Inc.	3,000	20,556
Global PMX Co. Ltd.	2,000	6,024
Globalwafers Co. Ltd.	15,000	144,116
Gloria Material Technology Corp.	34,392	46,509
Goldsun Building Materials Co. Ltd.	82,973	101,834
Grand Pacific Petrochemical *	119,612	37,286
Grape King Bio Ltd.	10,000	42,467
Great Wall Enterprise Co. Ltd.	44,330	77,038
	SHARES	VALUE†
Greatek Electronics, Inc.	16,000	$27,757
Hannstar Board Corp.	35,814	56,414
HannStar Display Corp. *	35,000	7,980
HannsTouch Holdings Co. *	32,279	7,350
Hey Song Corp.	18,750	22,645
Highwealth Construction Corp.	93,462	122,308
Hiwin Technologies Corp.	19,000	137,911
Ho Tung Chemical Corp.	63,688	16,170
Holy Stone Enterprise Co. Ltd.	10,500	27,608
Hon Hai Precision Industry Co. Ltd.	752,068	3,307,038
Hong Pu Real Estate Development Co. Ltd.	20,000	19,246
Hong TAI Electric Industrial	32,000	31,757
Hota Industrial Manufacturing Co. Ltd.	13,000	24,706
Hotai Finance Co. Ltd.	14,000	31,160
Hsin Kuang Steel Co. Ltd.	13,000	18,265
Hu Lane Associate, Inc.	4,100	19,387
Hua Nan Financial Holdings Co. Ltd.	391,300	327,630
Hua Yu Lien Development Co. Ltd.	3,000	11,385
Huaku Development Co. Ltd.	17,700	58,640
Huang Hsiang Construction Corp.	8,000	15,517
Hung Sheng Construction Ltd.	13,688	10,451
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	14,312
IBF Financial Holdings Co. Ltd.	128,807	49,657
Ichia Technologies, Inc.	11,000	11,927
IEI Integration Corp.	8,000	21,541
Infortrend Technology, Inc.	23,000	18,080
Innodisk Corp.	2,000	15,089
Innolux Corp.	405,645	184,481
Inpaq Technology Co. Ltd.	9,000	20,465
Integrated Service Technology, Inc.	6,000	19,788
Inventec Corp.	179,282	227,865
ITE Technology, Inc.	6,000	25,209
ITEQ Corp.	15,000	28,417
Kedge Construction Co. Ltd.	4,080	9,585
Kenda Rubber Industrial Co. Ltd.	34,650	27,394
Kerry TJ Logistics Co. Ltd.	9,000	10,206
KGI Financial Holding Co. Ltd.	1,154,559	596,361
Kindom Development Co. Ltd.	39,200	62,810
King Yuan Electronics Co. Ltd.	58,100	153,463
King's Town Bank Co. Ltd.	90,000	132,821
Kinpo Electronics	111,000	71,543
Kinsus Interconnect Technology Corp.	28,000	68,308
KMC Kuei Meng International, Inc.	5,000	16,866
KS Terminals, Inc.	6,000	10,915
Kung Long Batteries Industrial Co. Ltd.	8,000	36,142
Kuo Toong International Co. Ltd.	16,000	25,781
Kuo Yang Construction Co. Ltd.	14,000	8,918
Kwong Lung Enterprise Co. Ltd.	12,000	20,890
L&K Engineering Co. Ltd.	7,397	51,797
Lanner Electronics, Inc.	6,000	17,131
Largan Precision Co. Ltd.	7,000	496,499
Lealea Enterprise Co. Ltd. *	83,200	19,796
Lelon Electronics Corp.	10,000	24,215
Li Peng Enterprise Co. Ltd. *	41,000	8,619
Lien Hwa Industrial Holdings Corp.	53,968	79,239
Lingsen Precision Industries Ltd.	25,000	10,880
Lite-On Technology Corp.	127,874	350,086
Longchen Paper & Packaging Co. Ltd. *	92,459	28,404
Lotus Pharmaceutical Co. Ltd.	10,000	66,862
Lumax International Corp. Ltd.	4,000	12,770
Lung Yen Life Service Corp. *	16,000	36,142
Macronix International Co. Ltd.	72,171	44,995
Marketech International Corp.	5,000	23,492
MediaTek, Inc.	2,000	83,729
Mega Financial Holding Co. Ltd.	494,287	593,993

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Mercuries & Associates Holding Ltd.	19,184	$7,829
Mercuries Life Insurance Co. Ltd. *	79,251	14,823
Merida Industry Co. Ltd.	15,000	67,992
Merry Electronics Co. Ltd.	15,226	55,259
Micro-Star International Co. Ltd.	42,000	204,924
Mitac Holdings Corp. *	61,637	102,287
MOSA Industrial Corp. *	9,616	6,560
Motech Industries, Inc.	17,000	10,240
Nak Sealing Technologies Corp.	3,000	10,481
Namchow Holdings Co. Ltd.	7,000	10,004
Nan Kang Rubber Tire Co. Ltd.	9,000	10,517
Nan Pao Resins Chemical Co. Ltd.	2,000	21,745
Nan Ya Plastics Corp.	256,000	231,308
Nan Ya Printed Circuit Board Corp.	15,000	45,629
Nantex Industry Co. Ltd.	10,000	8,870
Nanya Technology Corp. *	78,000	87,861
Nichidenbo Corp.	6,000	12,234
Nuvoton Technology Corp.	9,000	20,980
O-Bank Co. Ltd.	91,943	27,276
Ocean Plastics Co. Ltd.	9,000	9,813
Orient Semiconductor Electronics Ltd.	30,485	28,968
Oriental Union Chemical Corp.	57,000	24,979
Pan German Universal Motors Ltd.	2,000	18,191
Pan Jit International, Inc.	24,600	37,490
Pan-International Industrial Corp.	34,380	46,389
Parade Technologies Ltd.	3,000	51,050
PChome Online, Inc. *	408	482
Pegatron Corp.	147,249	372,086
Pegavision Corp.	2,000	21,625
Phihong Technology Co. Ltd. *	24,000	19,227
Phison Electronics Corp.	10,000	158,422
Pixart Imaging, Inc.	8,000	53,731
Pou Chen Corp.	169,133	179,818
Powerchip Semiconductor Manufacturing Corp. *	169,000	77,368
Powertech Technology, Inc.	49,000	180,047
President Securities Corp.	86,636	63,667
Primax Electronics Ltd.	25,000	62,420
Prince Housing & Development Corp.	77,970	23,601
Promate Electronic Co. Ltd.	8,000	16,384
Qisda Corp.	129,400	113,216
Quanta Storage, Inc.	13,000	33,085
Radiant Opto-Electronics Corp.	27,000	146,375
Radium Life Tech Co. Ltd.	41,409	16,400
Raydium Semiconductor Corp.	4,000	40,840
Rechi Precision Co. Ltd.	30,000	27,377
Rich Development Co. Ltd.	20,577	5,764
Ritek Corp. *	29,000	9,782
Ruentex Development Co. Ltd.	67,600	71,463
Ruentex Industries Ltd.	37,891	67,445
Run Long Construction Co. Ltd.	34,000	35,892
Sampo Corp.	31,600	26,649
San Fang Chemical Industry Co. Ltd.	13,000	17,208
Sanyang Motor Co. Ltd.	41,573	88,023
ScinoPharm Taiwan Ltd.	14,000	8,855
SDI Corp.	10,000	24,336
Sensortek Technology Corp.	3,000	17,710
Sercomm Corp.	18,000	63,429
Sesoda Corp.	17,193	18,590
	SHARES	VALUE†
Shanghai Commercial & Savings Bank Ltd. (The)	233,618	$316,627
ShenMao Technology, Inc.	10,000	17,800
Shih Wei Navigation Co. Ltd. *	17,554	9,543
Shihlin Electric & Engineering Corp.	11,000	48,535
Shin Kong Financial Holding Co. Ltd. *	771,851	283,611
Shin Zu Shing Co. Ltd.	9,064	61,423
Shinkong Insurance Co. Ltd.	15,000	50,147
Shinkong Synthetic Fibers Corp.	108,151	44,299
Sigurd Microelectronics Corp.	42,694	97,983
Simplo Technology Co. Ltd.	9,000	101,107
Sincere Navigation Corp.	27,810	20,605
Sino-American Silicon Products, Inc.	20,000	67,766
Sinon Corp.	37,000	46,692
SinoPac Financial Holdings Co. Ltd.	776,213	520,164
Sinyi Realty, Inc.	11,000	9,558
Sitronix Technology Corp.	9,000	52,180
Soft-World International Corp.	4,000	12,891
Solar Applied Materials Technology Corp.	5,000	8,885
Sporton International, Inc.	4,000	23,251
Sports Gear Co. Ltd.	4,000	14,216
St. Shine Optical Co. Ltd.	5,000	28,085
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,051
Standard Foods Corp.	31,000	32,025
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,819
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	31,696
Sunplus Technology Co. Ltd. *	12,000	8,764
Sunrex Technology Corp.	6,000	11,041
Superalloy Industrial Co. Ltd.	12,000	22,553
Supreme Electronics Co. Ltd.	40,000	65,537
Swancor Holding Co. Ltd.	5,000	10,767
Syncmold Enterprise Corp.	5,000	14,125
Synmosa Biopharma Corp.	16,354	16,427
Synnex Technology International Corp.	87,300	187,733
Systex Corp.	9,000	34,290
T3EX Global Holdings Corp.	4,000	8,975
TA Chen Stainless Pipe	105,444	156,407
Ta Ya Electric Wire & Cable	47,250	55,785
TA-I Technology Co. Ltd.	6,000	8,475
TAI-TECH Advanced Electronics Co. Ltd.	3,000	9,578
Taichung Commercial Bank Co. Ltd.	261,949	162,128
TaiDoc Technology Corp.	7,000	30,359
Taiflex Scientific Co. Ltd.	26,923	35,192
Tainan Spinning Co. Ltd.	60,427	24,387
Taishin Financial Holding Co. Ltd.	782,353	405,285
Taiwan Business Bank	482,976	212,377
Taiwan Cogeneration Corp.	35,000	43,325
Taiwan Cooperative Financial Holding Co. Ltd.	339,897	246,202
Taiwan Fertilizer Co. Ltd.	48,000	73,296
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	12,162
Taiwan FU Hsing Industrial Co. Ltd.	21,000	32,826
Taiwan Glass Industry Corp. *	81,321	39,310
Taiwan Hon Chuan Enterprise Co. Ltd.	31,612	139,958
Taiwan Mask Corp.	7,000	7,938
Taiwan Navigation Co. Ltd.	22,000	20,044
Taiwan Paiho Ltd.	12,000	22,806
Taiwan PCB Techvest Co. Ltd.	28,000	26,902

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Sakura Corp.	6,000	$16,408
Taiwan Sanyo Electric Co. Ltd.	10,000	11,836
Taiwan Secom Co. Ltd.	4,000	14,698
Taiwan Semiconductor Co. Ltd.	10,000	14,095
Taiwan Shin Kong Security Co. Ltd.	19,100	23,758
Taiwan Surface Mounting Technology Corp.	21,518	68,697
Taiwan Union Technology Corp.	11,000	51,352
Taiwan-Asia Semiconductor Corp.	29,000	19,608
Tatung Co. Ltd. *	104,000	127,484
TCC Group Holdings Co. Ltd.	380,971	367,747
TCI Co. Ltd.	5,000	21,911
Teco Electric & Machinery Co. Ltd.	79,000	116,588
Test Research, Inc.	11,000	36,277
Thinking Electronic Industrial Co. Ltd.	4,000	17,589
Thye Ming Industrial Co. Ltd.	8,000	17,830
Ton Yi Industrial Corp.	82,000	42,108
Tong Hsing Electronic Industries Ltd.	12,870	42,832
Tong Yang Industry Co. Ltd.	35,921	139,021
Topco Scientific Co. Ltd.	8,115	63,791
Topkey Corp.	3,000	17,755
TPK Holding Co. Ltd. *	34,000	35,585
Transcend Information, Inc.	10,000	30,269
Tripod Technology Corp.	29,000	171,192
TSRC Corp.	26,000	15,192
TTY Biopharm Co. Ltd.	17,000	37,274
Tung Ho Steel Enterprise Corp.	58,290	124,998
Tung Thih Electronic Co. Ltd.	8,000	16,938
TXC Corp.	16,000	44,334
TYC Brother Industrial Co. Ltd.	21,000	34,217
U-Ming Marine Transport Corp.	27,000	52,370
Uni-President Enterprises Corp.	269,000	652,195
Unimicron Technology Corp.	87,000	242,376
Union Bank of Taiwan	99,090	50,586
Unitech Printed Circuit Board Corp. *	55,184	42,631
United Microelectronics Corp.	499,513	671,734
United Microelectronics Corp., ADR @	56,252	402,202
United Orthopedic Corp.	7,000	18,258
United Renewable Energy Co. Ltd. *	24,000	6,585
Universal Cement Corp.	49,205	43,273
UPI Semiconductor Corp.	2,000	10,963
USI Corp.	77,130	24,972
Vanguard International Semiconductor Corp.	47,576	133,403
Visco Vision, Inc.	2,000	9,698
Vizionfocus, Inc.	2,000	12,108
Wafer Works Corp.	35,503	22,615
Waffer Technology Corp.	10,000	14,577
Wah Lee Industrial Corp.	18,420	54,646
Walsin Lihwa Corp.	176,211	122,065
Walsin Technology Corp.	28,000	72,946
Wan Hai Lines Ltd.	58,000	136,604
Wei Chuan Foods Corp.	14,000	7,379
Weikeng Industrial Co. Ltd.	32,945	33,339
Win Semiconductors Corp. *	25,000	74,166
Winbond Electronics Corp. *	222,378	117,543
Winstek Semiconductor Co. Ltd.	3,000	8,457
Wisdom Marine Lines Co. Ltd.	27,019	57,208
Wistron Corp.	174,431	500,663
Wistron NeWeb Corp.	26,429	111,041
WPG Holdings Ltd.	114,400	213,622
WT Microelectronics Co. Ltd.	34,360	101,106
Xxentria Technology Materials Corp.	10,900	18,942
	SHARES	VALUE†
Yageo Corp.	29,950	$433,881
Yang Ming Marine Transport Corp.	106,000	237,524
YC INOX Co. Ltd.	29,977	21,804
Yea Shin International Development Co. Ltd.	1,000	1,038
Yem Chio Co. Ltd.	22,666	11,844
YFY, Inc.	110,385	94,585
Yieh Phui Enterprise Co. Ltd.	56,254	25,583
Youngtek Electronics Corp.	12,000	22,480
Yuanta Financial Holding Co. Ltd.	676,113	681,153
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	19,584
Yulon Finance Corp.	4,000	12,710
Yulon Motor Co. Ltd.	54,247	67,722
YungShin Global Holding Corp.	7,000	11,891
Zeng Hsing Industrial Co. Ltd.	2,148	6,825
Zenitron Corp.	18,000	17,809
Zero One Technology Co. Ltd.	9,000	33,070
Zhen Ding Technology Holding Ltd.	62,000	193,269
Zippy Technology Corp.	12,000	21,215
Zyxel Group Corp.	31,438	31,578
		37,964,251
Thailand — 1.6%
AP Thailand PCL	242,500	53,968
Bangchak Corp. PCL	73,300	82,105
Bangkok Bank PCL	56,300	243,953
Bangkok Bank PCL, NVDR	13,300	57,826
Bangkok Commercial Asset Management PCL	116,500	20,433
Bangkok Life Assurance PCL, NVDR	26,800	14,299
Banpu PCL	429,750	52,191
Berli Jucker PCL	64,800	43,168
BKI Holdings PCL	2,100	17,023
Charoen Pokphand Foods PCL	149,400	104,811
CP Axtra PCL	32,721	25,077
Energy Absolute PCL *	103,600	293,164
GFPT PCL	33,300	8,393
Indorama Ventures PCL	50,700	29,142
IRPC PCL	633,100	16,982
Kasikornbank PCL, NVDR	27,100	129,010
Kiatnakin Phatra Bank PCL	21,900	35,182
Krung Thai Bank PCL	204,575	145,328
Precious Shipping PCL	41,900	7,658
PTT Exploration & Production PCL	57,400	197,114
PTT Global Chemical PCL	143,128	72,566
PTT PCL	883,900	833,745
Quality Houses PCL	368,100	19,205
Regional Container Lines PCL	17,100	11,845
Sansiri PCL	1,106,700	46,323
SCB X PCL	7,100	25,742
Siam Cement PCL (The)	31,500	144,849
Sri Trang Agro-Industry PCL	57,200	24,280
Sri Trang Gloves Thailand PCL	50,900	10,653
Star Petroleum Refining PCL	80,000	12,734
Stecon Group PCL *	70,300	13,469
Supalai PCL	115,700	54,567
Thai Oil PCL	78,877	56,964
Thai Stanley Electric PCL, NVDR	3,100	19,920
Thanachart Capital PCL	17,800	26,103
Thoresen Thai Agencies PCL	102,200	12,110
TMBThanachart Bank PCL	534,672	30,890
TPI Polene PCL	676,600	19,346
TPI Polene Power PCL	179,000	11,714

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
WHA Corp. PCL	253,200	$25,525
		3,049,377
Turkey — 0.8%
Alarko Holding AS	8,981	23,833
Albaraka Turk Katilim Bankasi AS *	137,184	22,052
Arcelik AS *	3,037	10,972
Aygaz AS	3,340	14,857
Bera Holding AS *	42,557	18,415
Bursa Cimento Fabrikasi AS	56,997	11,115
Dogan Sirketler Grubu Holding AS	84,330	35,356
Dogus Otomotiv Servis ve Ticaret AS	5,901	35,626
Enka Insaat ve Sanayi AS	66,291	111,191
Eregli Demir ve Celik Fabrikalari TAS	123,498	73,290
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	55,937
KOC Holding AS	57,667	248,615
NET Holding AS *	16,043	16,082
Petkim Petrokimya Holding AS *	66,430	29,882
Sekerbank Turk AS	183,608	22,789
Tekfen Holding AS *	16,364	64,684
Turk Hava Yollari AO *	44,707	366,398
Turk Telekomunikasyon AS *	26,876	34,775
Turkcell Iletisim Hizmetleri AS	50,598	127,737
Turkiye Petrol Rafinerileri AS	50,270	182,812
Turkiye Sise ve Cam Fabrikalari AS	63,955	65,021
Turkiye Vakiflar Bankasi TAO, Class D *	49,462	31,230
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	7,896
Zorlu Enerji Elektrik Uretim AS *	148,541	13,739
		1,624,304
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	170,593	506,252
Abu Dhabi National Hotels *	397,983	59,378
Abu Dhabi Ports Co. PJSC *	54,207	64,051
AL Seer Marine Supplies & Equipment Co. LLC *	19,486	16,393
Amanat Holdings PJSC	45,835	14,351
Aramex PJSC *	21,960	16,860
Bank of Sharjah *	40,477	10,888
Dana Gas PJSC *	597,125	127,781
Deyaar Development PJSC	130,763	32,397
Dubai Investments PJSC	209,661	135,284
Emaar Properties PJSC	309,805	1,126,027
Emirates NBD Bank PJSC	115,027	632,602
EMSTEEL Building Materials PJSC *	112,430	34,895
Ghitha Holding PJSC *	1,680	8,233
Modon Holding PSC *	15,936	12,278
Multiply Group PJSC *	215,570	97,426
National Central Cooling Co. PJSC *	13,972	10,271
RAK Properties PJSC *	118,699	43,304
Ras Al Khaimah Ceramics PJSC	45,645	32,062
		2,980,733
United States — 0.0%
GCC SAB de CV	9,763	89,527
TOTAL COMMON STOCKS (Identified Cost $169,343,347)		193,303,833
	SHARES	VALUE†
PREFERRED STOCKS — 0.9%
Brazil — 0.9%
Banco ABC Brasil SA, 8.024%	9,087	$32,644
Banco Bradesco SA, 8.794%	100,741	223,675
Banco do Estado do Rio Grande do Sul SA, 10.174%	14,808	27,870
Cia Ferro Ligas da Bahia - Ferbasa, 7.249%	9,200	11,704
Eucatex SA Industria e Comercio, 6.078%	1,900	4,029
Marcopolo SA, 9.641%	1	1
Petroleo Brasileiro SA, 16.557%	195,991	1,276,279
Raizen SA, 0.541%	74,020	23,997
Randon SA Implementos e Participacoes, 4.319%	9,200	13,575
		1,613,774
Colombia — 0.0%
Grupo de Inversiones Suramericana SA, 3.655%	4,895	44,830
Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	8,347
TOTAL PREFERRED STOCKS (Identified Cost $951,562)		1,666,951
RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
Thoresen Thai Agencies PCL *§	51,100	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		—
SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 0.8%
State Street Institutional U.S. Government Money Market Fund 4.040%	1,592,892	1,592,892
Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	1,550,537	1,550,537
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,143,429)		3,143,429
Total Investments — 102.5% (Identified Cost $173,438,338)		198,114,213
Liabilities in excess of Cash and Other Assets — (2.5%)		(4,915,918)
Net Assets — 100.0%		$193,198,295
†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $5,015,499.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2025 amounted to $4,308,753 or 2.23% of the net assets of the Fund.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)
	SHARES	VALUE†
COMMON STOCKS — 99.5%
Diversified REITs — 2.3%
Alexander & Baldwin, Inc.	6,370	$109,755
Alpine Income Property Trust, Inc.	1,013	16,937
American Assets Trust, Inc.	5,232	105,372
Broadstone Net Lease, Inc.	17,587	299,682
CTO Realty Growth, Inc. @	2,292	44,259
Empire State Realty Trust, Inc., Class A	11,500	89,930
Essential Properties Realty Trust, Inc.	19,181	626,068
Gladstone Commercial Corp.	3,518	52,700
Global Net Lease, Inc.	20,205	162,448
Modiv Industrial, Inc.	764	12,262
One Liberty Properties, Inc.	1,573	41,323
WP Carey, Inc.	21,798	1,375,672
		2,936,408
Health Care REITs — 12.5%
Alexandria Real Estate Equities, Inc.	15,724	1,454,627
CareTrust REIT, Inc.	18,054	515,983
Community Healthcare Trust, Inc.	2,728	49,540
Diversified Healthcare Trust	9,600	23,040
Global Medical REIT, Inc.	5,127	44,861
Healthcare Realty Trust, Inc.	35,442	598,970
Healthpeak Properties, Inc.	68,927	1,393,704
LTC Properties, Inc.	3,972	140,807
Medical Properties Trust, Inc.	62,421	376,399
National Health Investors, Inc.	4,395	324,614
Omega Healthcare Investors, Inc.	24,829	945,488
Sabra Health Care REIT, Inc.	23,529	411,052
Sila Realty Trust, Inc.	1,846	49,307
Universal Health Realty Income Trust	1,361	55,747
Ventas, Inc.	43,451	2,987,691
Welltower, Inc.	40,897	6,265,829
		15,637,659
Hotel & Resort REITs — 2.3%
Apple Hospitality REIT, Inc.	22,630	292,153
Braemar Hotels & Resorts, Inc.	5,308	13,217
Chatham Lodging Trust	5,496	39,186
DiamondRock Hospitality Co.	21,351	164,830
Host Hotels & Resorts, Inc.	68,688	976,056
Park Hotels & Resorts, Inc.	21,492	229,535
Pebblebrook Hotel Trust	13,051	132,207
RLJ Lodging Trust	16,642	131,305
Ryman Hospitality Properties, Inc.	5,706	521,757
Service Properties Trust	17,100	44,631
Summit Hotel Properties, Inc.	10,209	55,231
Sunstone Hotel Investors, Inc.	19,666	185,057
Xenia Hotels & Resorts, Inc.	11,059	130,054
		2,915,219
Industrial REITs — 11.3%
Americold Realty Trust, Inc.	26,726	573,540
EastGroup Properties, Inc.	4,738	834,599
First Industrial Realty Trust, Inc.	12,057	650,596
Industrial Logistics Properties Trust	8,384	28,841
Innovative Industrial Properties, Inc.	2,731	147,720
LXP Industrial Trust	29,510	255,261
Plymouth Industrial REIT, Inc.	4,195	68,379
Prologis, Inc.	84,261	9,419,537
Rexford Industrial Realty, Inc.	22,254	871,244
STAG Industrial, Inc.	18,420	665,330
Terreno Realty Corp.	9,837	621,895
		14,136,942
Office REITs — 3.5%
Brandywine Realty Trust	17,779	79,294
BXP, Inc.	15,111	1,015,308
	SHARES	VALUE†
City Office REIT, Inc.	5,176	$26,864
COPT Defense Properties	11,500	313,605
Cousins Properties, Inc.	15,828	466,926
Douglas Emmett, Inc.	16,852	269,632
Easterly Government Properties, Inc.	9,677	102,576
Highwoods Properties, Inc.	10,772	319,282
Hudson Pacific Properties, Inc.	12,646	37,306
JBG SMITH Properties @	9,420	151,756
Kilroy Realty Corp.	11,215	367,404
NET Lease Office Properties *	1,572	49,329
Orion Properties, Inc. @	6,753	14,452
Paramount Group, Inc.	17,848	76,746
Peakstone Realty Trust @	1,614	20,336
Piedmont Office Realty Trust, Inc., Class A	10,998	81,055
Postal Realty Trust, Inc., Class A	1,457	20,806
SL Green Realty Corp.	6,864	396,053
Vornado Realty Trust	16,278	602,123
		4,410,853
Residential REITs — 15.2%
American Homes 4 Rent, Class A	33,305	1,259,262
Apartment Investment & Management Co., Class A	13,399	117,911
AvalonBay Communities, Inc.	14,004	3,005,539
Bluerock Homes Trust, Inc.	412	4,684
BRT Apartments Corp.	400	6,800
Camden Property Trust	10,822	1,323,531
Centerspace	1,534	99,327
Clipper Realty, Inc.	1,167	4,481
Elme Communities	9,245	160,863
Equity LifeStyle Properties, Inc.	16,537	1,103,018
Equity Residential	33,819	2,420,764
Essex Property Trust, Inc.	6,200	1,900,734
Independence Realty Trust, Inc.	21,679	460,245
Invitation Homes, Inc.	58,813	2,049,633
Mid-America Apartment Communities, Inc.	10,646	1,784,057
NexPoint Residential Trust, Inc.	2,313	91,433
Sun Communities, Inc.	12,425	1,598,352
UDR, Inc.	30,795	1,391,010
UMH Properties, Inc.	7,290	136,323
Veris Residential, Inc.	8,319	140,757
		19,058,724
Retail REITs — 15.4%
Acadia Realty Trust	11,503	240,988
Agree Realty Corp.	10,827	835,736
Alexander's, Inc.	303	63,376
Brixmor Property Group, Inc.	30,770	816,944
CBL & Associates Properties, Inc.	1,387	36,866
Curbline Properties Corp.	9,588	231,934
Federal Realty Investment Trust	7,572	740,693
Getty Realty Corp.	4,639	144,644
InvenTrust Properties Corp.	6,885	202,212
Kimco Realty Corp.	67,586	1,435,527
Kite Realty Group Trust	22,305	498,963
Macerich Co. (The)	22,929	393,691
NETSTREIT Corp. @	6,691	106,052
NNN REIT, Inc.	18,414	785,357
Phillips Edison & Co., Inc.	12,315	449,374
Realty Income Corp.	86,997	5,046,696
Regency Centers Corp.	17,440	1,286,374
Saul Centers, Inc.	1,365	49,236
Simon Property Group, Inc.	31,957	5,307,419
SITE Centers Corp.	4,794	61,555
Tanger, Inc.	10,913	368,750
Urban Edge Properties	12,150	230,850

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Whitestone REIT	4,776	$69,586
		19,402,823
Specialized REITs — 37.0%
American Tower Corp.	44,923	9,775,245
Crown Castle, Inc.	42,702	4,450,830
CubeSmart	20,753	886,361
Digital Realty Trust, Inc.	31,435	4,504,321
EPR Properties	7,659	402,940
Equinix, Inc.	9,178	7,483,282
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	19,307	2,866,896
Four Corners Property Trust, Inc.	9,280	266,336
Gaming & Leisure Properties, Inc.	26,641	1,356,027
Global Self Storage, Inc.	997	5,025
Iron Mountain, Inc.	28,957	2,491,460
Lamar Advertising Co., Class A	8,889	1,011,390
National Storage Affiliates Trust	7,272	286,517
Outfront Media, Inc.	13,931	224,846
Public Storage	15,562	4,657,551
SBA Communications Corp.	10,655	2,344,207
Uniti Group, Inc.	20,375	102,690
VICI Properties, Inc.	103,685	3,382,205
		46,498,129
TOTAL COMMON STOCKS (Identified Cost $71,181,151)		124,996,757
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 4.040%	469,359	469,359
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.360%	102,359	102,359
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $571,718)		571,718
Total Investments — 100.0% (Identified Cost $71,752,869)		125,568,475
Liabilities in excess of Cash and Other Assets — 0.0%		(32,053)
Net Assets — 100.0%		$125,536,422
†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2025, the fair value of the securities on loan was $176,644.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2025 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	137,301	$1,396,355
SA Global Fixed Income Fund €	362,383	3,192,591
SA International Value Fund €	296,961	4,204,969
SA Real Estate Securities Fund €	55,732	639,807
SA U.S. Core Market Fund €	100,102	3,450,513
SA U.S. Fixed Income Fund €	332,187	3,192,318
SA U.S. Small Company Fund €	50,085	1,371,826
SA U.S. Value Fund €	159,244	3,563,871
		21,012,250
TOTAL MUTUAL FUNDS (Identified Cost $17,986,712)		21,012,250
Total Investments — 100.0% (Identified Cost $17,986,712)		21,012,250

Liabilities in excess of Cash and Other Assets — 0.0%		(861)
Net Assets — 100.0%		$21,011,389
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Focus Partners Advisor Solutions, LLC (the "Adviser") as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s or Valuation Designee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2025, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2025
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$69,846,965	$—		$69,846,965
Corporate Bonds and Notes	—	206,725,051	—		206,725,051
U.S. Government and Agency Obligations	—	190,997,826	—		190,997,826
Short-Term Investments	8,273,294	—	—		8,273,294
Total Investments	$8,273,294	$467,569,842	$—		$475,843,136
SA Global Fixed Income Fund
Assets
Corporate Bonds and Notes	$—	$569,468,957	$—		$569,468,957
Short-Term Investments	9,186,853	—	—		9,186,853
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,110,198	—		1,110,198
Total Investments	$9,186,853	$570,579,155	$—		$579,766,008
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,382,815)	$—		$(4,382,815)
SA U.S. Core Market Fund
Assets
Common Stocks	$607,596,149	$—	$0	†	$607,596,149
Mutual Funds	26,532,643	—	—		26,532,643
Short-Term Investments	291,276	—	—		291,276
Total Investments	$634,420,068	$—	$0		$634,420,068

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2025
SA U.S. Value Fund
Assets
Common Stocks	$538,692,765	$—	$—		$538,692,765
Short-Term Investments	1,221,531	—	—		1,221,531
Total Investments	$539,914,296	$—	$—		$539,914,296
SA U.S. Small Company Fund
Assets
Common Stocks	$286,390,177	$—	$14,485	†	$286,404,662
Short-Term Investments	1,974,246	—	—		1,974,246
Total Investments	$288,364,423	$—	$14,485		$288,378,908
SA International Value Fund
Assets
Common Stocks	$546,207,909	$—	$—		$546,207,909
Preferred Stocks	3,813,207	—	—		3,813,207
Short-Term Investments	43,237,101	—	—		43,237,101
Total Investments	$593,258,217	$—	$—		$593,258,217
SA International Small Company Fund
Assets
Mutual Funds	$247,292,305	$—	$—		$247,292,305
Total Investments	$247,292,305	$—	$—		$247,292,305
SA Emerging Markets Value Fund
Assets
Common Stocks	$193,303,833	$—	$0	†	$193,303,833
Preferred Stocks	1,666,951	—	—		1,666,951
Rights and Warrants	—	—	—		—
Short-Term Investments	3,143,429	—	—		3,143,429
Total Investments	$198,114,213	$—	$0		$198,114,213
SA Real Estate Securities Fund
Assets
Common Stocks	$124,996,757	$—	$0	†	$124,996,757
Short-Term Investments	571,718	—	—		571,718
Total Investments	$125,568,475	$—	$0		$125,568,475
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,012,250	$—	$—		$21,012,250
Total Investments	$21,012,250	$—	$—		$21,012,250

† Contains securities with a market value of zero.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of March 31, 2025, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$3,499,226	$2,331,640	$1,238,759	$3,570,399
SA U.S Core Market Fund	4,058,997	36,904	4,105,678	4,142,582
SA U.S. Value Fund	2,134,866	4,836	2,173,088	2,177,924
SA U.S. Small Company Fund	17,944,766	1,517,388	16,837,691	18,355,079
SA International Value Fund	131,518,224	43,237,101	93,455,590	136,692,691
SA Emerging Markets Value Fund	5,015,499	1,550,537	3,729,511	5,280,048
SA Real Estate Securities Fund	176,644	102,359	79,469	181,828

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2025
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$2,331,640	$—	$—	$—	$2,331,640
Total Borrowings	$2,331,640	$—	$—	$—	$2,331,640
Gross amount of recognized liabilities for securities lending transactions					$2,331,640
SA U.S. Core Market Fund
Government Money Market	$36,904	$—	$—	$—	$36,904
Total Borrowings	$36,904	$—	$—	$—	$36,904
Gross amount of recognized liabilities for securities lending transactions					$36,904
SA U.S. Value Fund
Government Money Market	$4,836	$—	$—	$—	$4,836
Total Borrowings	$4,836	$—	$—	$—	$4,836
Gross amount of recognized liabilities for securities lending transactions					$4,836
SA U.S. Small Company Fund
Government Money Market	$1,517,388	$—	$—	$—	$1,517,388
Total Borrowings	$1,517,388	$—	$—	$—	$1,517,388
Gross amount of recognized liabilities for securities lending transactions					$1,517,388
SA International Value Fund
Government Money Market	$43,237,101	$—	$—	$—	$43,237,101
Total Borrowings	$43,237,101	$—	$—	$—	$43,237,101
Gross amount of recognized liabilities for securities lending transactions					$43,237,101
SA Emerging Markets Value Fund
Government Money Market	$1,550,537	$—	$—	$—	$1,550,537
Total Borrowings	$1,550,537	$—	$—	$—	$1,550,537
Gross amount of recognized liabilities for securities lending transactions					$1,550,537
SA Real Estate Securities Fund
Government Money Market	$102,359	$—	$—	$—	$102,359
Total Borrowings	$102,359	$—	$—	$—	$102,359
Gross amount of recognized liabilities for securities lending transactions					$102,359
(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS NOTES TO FINANCIAL STATEMENTS – March 31, 2025 (Unaudited) (Continued)

Federal Income Tax — At March 31, 2025, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$473,312,490	$2,937,908	$(407,262)	$2,530,646
SA Global Fixed Income Fund	583,198,081	3,726,382	(11,541,270)	(7,814,888)
SA U.S. Core Market Fund	115,631,223	519,760,343	(971,498)	518,788,845
SA U.S. Value Fund	305,735,985	245,728,212	(11,549,901)	234,178,311
SA U.S. Small Company Fund	152,070,121	150,474,310	(14,165,523)	136,308,787
SA International Value Fund	453,713,573	167,469,980	(27,925,336)	139,544,644
SA International Small Company Fund	122,419,281	124,873,024	—	124,873,024
SA Emerging Markets Value Fund	173,438,338	51,529,749	(26,853,874)	24,675,875
SA Real Estate Securities Fund	71,752,869	57,619,750	(3,804,144)	53,815,606
SA Worldwide Moderate Growth	17,986,712	3,025,538	—	3,025,538